UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Fidelity Michigan Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 996.10	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Michigan Municipal Money Market Fund	.30%
Actual		$ 1,000.00	$ 1,000.10	$ 1.51**
HypotheticalA		$ 1,000.00	$ 1,023.69	$ 1.53**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Michigan Municipal Money Market Fund would have been .55% and the expenses paid in the actual and hypothetical examples above would have been $2.77 and $2.80, respectively.

Annual Report

Fidelity Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Michigan Municipal Income Fund	2.32%	3.89%	4.63%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Michigan Municipal Income Fund on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Michigan Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Despite generating positive returns, tax-exempt municipal bonds lagged most taxable securities in 2010, primarily due to a significant fourth-quarter sell-off. Until then, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted during much of the period due to the popularity of "Build America Bonds" (BABs) - taxable securities allowing municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. These developments helped mask growing concerns about muni bond fundamentals, as issuers' revenue declined dramatically. In the final months of the period, the sell-off was sparked by the prospect of rising interest rates, a glut of new supply that could worsen should the BAB program end and the growing likelihood that Bush-era tax breaks would be extended into 2011. That said, the financial outlook for state issuers improved somewhat as revenues recently began to rise. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 2.38%, while the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 6.54%.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Michigan Municipal Income Fund: For the year, the fund returned 2.32%, while the Barclays Capital Michigan Enhanced Municipal Bond Index gained 2.76%. The fund's below-index exposure to health care and housing bonds, both of which were bolstered by investors' appetite for higher-yielding tax-free securities, accounted for the bulk of the underperformance. In contrast, overweighting bonds issued in the Commonwealth of Puerto Rico, which are free from taxes in all states, aided the fund because they were some of the best-performing securities in the tax-free marketplace. An overweighting in local general obligation bonds (GOs) also proved beneficial. Local GOs generally fared better than their state-backed counterparts, in which the fund was underweighted relative to the index. State-backed bonds lagged due to concern about Michigan's poor fiscal health as revenues declined.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.5	42.3
Water & Sewer	20.5	20.0
Health Care	13.6	12.4
Special Tax	6.3	6.1
Education	6.0	6.4
Weighted Average Maturity as of December 31, 2010
		6 months ago
Years	7.7	6.8

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	6.9	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
AAA 9.2%	AAA 9.4%
AA,A 83.4%	AA,A 79.8%
BBB 3.0%	BBB 3.7%
BB and Below 1.9%	BB and Below 1.1%
Not Rated 1.5%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Fidelity Michigan Municipal Income Fund

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,076,423
Series 2006 A, 5% 10/1/23	1,000,000	951,910
		2,028,333
Michigan - 96.1%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,595,885
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,731,270
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,744,537
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,155,970
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,543,940
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,571,688
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,389,000	2,982,714
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,477,911
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,640,300
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,459,557
5.25% 5/1/18	1,100,000	1,166,264
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,101,790
5% 5/1/17 (FSA Insured)	2,065,000	2,246,906
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,794,344
5% 6/1/25 (AMBAC Insured)	1,775,000	1,842,344
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,815,449
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	959,301
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,913,724
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,868,027
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools:
Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,150,000	$ 1,268,554
Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,070,373
5% 5/1/16 (FSA Insured)	1,855,000	2,024,714
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,092,770
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,175,663
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,559,664
Series 2001, 5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,061,130
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,022,500
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,278,738
Series 2005 A, 5.25% 5/1/30	5,000,000	4,697,400
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,027,240
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,851,056
Detroit Gen. Oblig.:
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,428,956
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,934,200
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,534,152
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,906,988
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,078,930
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,285,704
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,739,312
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	2,954,588
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	484,298
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,150,209
5% 7/1/36	7,800,000	6,824,766
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,003,766
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,340,000	$ 7,045,135
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,586,200
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,088,750
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,068,670
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,110,000
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,147,191
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,673,272
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,020,301
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,443,550
Series A, 5.75% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,119,113
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,641,129
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,734,838
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,079,050
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,055,487
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,261,811
5% 5/1/28 (FSA Insured)	1,250,000	1,280,988
5% 5/1/29 (FSA Insured)	1,275,000	1,298,753
East Grand Rapids Pub. School District Gen. Oblig.:
Series 2001, 5.5% 5/1/17	1,690,000	1,704,044
Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,546,866
5% 5/1/17 (FSA Insured)	1,985,000	2,134,312
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,559,758
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,902,120
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,942,294
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ferris State Univ. Rev.:
Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,255,000	$ 1,350,468
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,401,602
Series 2009, 5.25% 10/1/38 (Assured Guaranty Corp. Insured)	1,750,000	1,756,475
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,162,842
5% 5/1/17 (FSA Insured)	1,615,000	1,756,571
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,332,234
5% 5/1/17 (FSA Insured)	1,390,000	1,497,169
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,279,385
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,457,763
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,599,093
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,328,978
5% 5/1/17 (FSA Insured)	1,230,000	1,315,067
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,235,313
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,357,148
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,360,157
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,479,073
5% 5/1/19 (FSA Insured)	1,315,000	1,455,692
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,160,000	3,138,480
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,538,325
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,014,340
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,125,380
Series 2008, 5% 1/1/38	3,320,000	3,327,736
Series 2010, 5% 1/1/28	3,000,000	3,069,150
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids Wtr. Supply Sys.:
Series 2005, 5% 1/1/35 (FGIC Insured)	$ 5,000,000	$ 4,979,200
Series 2009, 5.1% 1/1/39 (Assured Guaranty Corp. Insured)	2,500,000	2,485,225
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	535,810
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	4,886,400
Series 2009, 5.625% 12/1/29	2,400,000	2,457,288
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	1,969,812
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	1,944,794
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	499,405
5.25% 5/1/21 (FSA Insured)	2,000,000	2,182,400
5.25% 5/1/24 (FSA Insured)	2,100,000	2,222,703
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,206,755
Hudsonville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,104,810
Huron Valley School District:
Series 2003, 5.25% 5/1/16	2,450,000	2,626,253
0% 5/1/11 (FGIC Insured)	5,830,000	5,807,904
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,395,335
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,050,470
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 A, 5% 5/15/13 (FSA Insured)	2,125,000	2,236,010
Series 2003 B:
4% 5/15/12 (FSA Insured)	2,125,000	2,179,421
5% 5/15/13 (FSA Insured)	2,125,000	2,236,010
5.25% 5/15/14 (FSA Insured)	1,200,000	1,285,668
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,422,315
5.25% 5/1/16 (FSA Insured)	1,500,000	1,671,060
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,090,715
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity) (c)	1,800,000	1,887,894
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.: - continued
(Spectrum Health Sys. Proj.) Series 1998 A, 5.375% 1/15/12	$ 2,505,000	$ 2,512,766
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,969,538
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,411,209
Lansing Bldg. Auth. Rev. Series 2009:
0% 6/1/12 (AMBAC Insured)	2,170,000	2,130,832
0% 6/1/12 (AMBAC Insured) (Escrowed to Maturity) (c)	830,000	816,961
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,436,643
5% 5/1/20 (FSA Insured)	1,425,000	1,498,886
5% 5/1/22 (FSA Insured)	1,395,000	1,447,703
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,595,138
5% 5/1/16 (FSA Insured)	1,425,000	1,587,906
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,184,800
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,345,700
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,039,280
Michigan Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,082,686
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,840,000	2,944,427
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,339,400
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	7,760,025
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	470,247
5.5% 3/1/14	1,300,000	1,338,181
5.5% 3/1/15	1,985,000	2,038,972
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (c)	350,000	351,222
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,624,635
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	2,000,000	2,194,580
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.): - continued
Series 2006 A:
5% 11/15/12	$ 1,485,000	$ 1,569,600
5% 11/15/14	1,000,000	1,076,910
5% 11/15/17	1,000,000	1,063,020
Series 2009, 5.25% 11/15/24	3,000,000	3,014,580
(McLaren Health Care Corp. Proj.) Series 2008 A:
5% 5/15/11	1,100,000	1,113,871
5.25% 5/15/15	1,615,000	1,795,961
5.75% 5/15/38	6,880,000	6,891,696
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,505,125
Series 1996:
5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,507,450
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,455,023
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,030,140
Series 2009 A, 6.125% 6/1/39	3,740,000	3,782,561
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,068,790
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,083,130
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (c)	260,000	279,526
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	562,536
5% 11/15/18	725,000	753,094
5% 11/15/19	1,000,000	1,027,400
5% 11/15/20	2,000,000	2,032,380
5% 11/15/31	5,000,000	4,475,050
(Trinity Health Sys. Proj.):
Series 2002 C, 5.375% 12/1/30	1,095,000	1,077,206
Series 2006 A, 5% 12/1/26	4,555,000	4,515,326
Series 2008 A, 6.5% 12/1/33	5,000,000	5,274,150
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	4,850,000	4,909,316
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,083,782
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,613,316
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,042,018
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,208,707
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	$ 4,225,000	$ 4,360,707
Series 2001, 5% 10/1/23	5,000,000	5,103,750
Series 2002, 5.375% 10/1/19	2,005,000	2,125,681
Series 2005, 5% 10/1/23	385,000	413,725
Series 2007, 5% 10/1/18	8,460,000	9,479,515
Series 2009, 5% 10/1/26	5,000,000	5,230,150
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,686,380
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,008,970
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	9,688,421
Michigan Technological Univ. Series 2008:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,163,148
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,161,463
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007:
6% 6/1/34	3,000,000	2,211,990
6% 6/1/48	4,000,000	2,715,800
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,453,120
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,172,080
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,671,900
Series A, 0% 10/1/11 (AMBAC Insured)	3,630,000	3,604,154
Montague Pub. School District Series 2001:
5.5% 5/1/16	430,000	440,135
5.5% 5/1/17	430,000	439,107
5.5% 5/1/19	430,000	436,536
New Lothrop Area Pub. Schools Gen. Oblig. Series 2006, 5% 5/1/35 (FSA Insured)	1,000,000	991,590
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	445,855
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	516,240
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,716,574
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,339,368
Northern Michigan Univ. Revs. Series 2008 A, 5.125% 12/1/35 (FSA Insured)	2,750,000	2,752,393
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	$ 1,070,000	$ 1,129,631
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,718,218
5% 5/1/16 (FSA Insured)	1,475,000	1,627,043
5% 5/1/17 (FSA Insured)	3,675,000	3,992,410
Okemos Pub. School District Series 1993:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,445,300
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,616,530
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,079,478
5.25% 5/1/27 (FSA Insured)	1,135,000	1,179,628
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	2,481,519
5% 5/1/37	1,100,000	1,098,328
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,571,055
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,295,109
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,076,500
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	1,974,255
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,015,860
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,146,462
5% 5/1/16 (FSA Insured)	1,025,000	1,109,645
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,298,100
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,473,419
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,092,522
5% 5/1/34 (FSA Insured)	2,320,000	2,326,890
5% 5/1/38 (FSA Insured)	1,000,000	995,500
Riverview Cmnty. School District Series 2004:
5% 5/1/14	655,000	719,609
5% 5/1/15	955,000	1,044,044
5% 5/1/17	1,000,000	1,079,520
5% 5/1/18	1,000,000	1,071,590
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,475,000	$ 1,593,634
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,003,819
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,100,000	3,555,545
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,738,100
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	4,549,650
Saginaw Valley State Univ. Rev. Series 2007, 5% 7/1/37 (FSA Insured)	2,880,000	2,769,638
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,495,161
5% 4/1/19 (AMBAC Insured)	1,475,000	1,573,810
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,157,963
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,522,375
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,000,300
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,240,965
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735,000	1,790,850
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,934,334
5% 5/1/16 (FSA Insured)	1,750,000	1,953,753
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,131,580
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,143,660
5% 5/1/15	2,135,000	2,323,286
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	6,478,213
Utica Cmnty. Schools:
Series 2003:
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,479,208
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,104,730
Series 2004, 5% 5/1/17	3,000,000	3,242,250
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Utica Cmnty. Schools: - continued
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,124,040
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,247,660
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,433,979
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,920
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,027,212
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,537,981
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,079,630
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,040,169
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	3,950,880
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,141,119
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,216,848
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365,000	394,831
		602,125,733
Puerto Rico - 1.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,406,080
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,101,000
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,111,700
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	12,000,000	1,658,040
0% 8/1/47 (AMBAC Insured)	1,000,000	92,050
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2009 A:
6% 8/1/42	$ 4,000,000	$ 4,083,000
6.5% 8/1/44	1,500,000	1,585,605
		12,037,475
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,516,080
Series 2009 B, 5% 10/1/25	1,200,000	1,158,636
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	2,200,000	1,898,974
		4,573,690
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $615,836,911)	620,765,231
NET OTHER ASSETS (LIABILITIES) - 1.0%	5,987,031
NET ASSETS - 100%	$ 626,752,262
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.5%
Water & Sewer	20.5%
Health Care	13.6%
Special Tax	6.3%
Education	6.0%
Others* (Individually Less Than 5%)	9.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $615,836,911)		$ 620,765,231
Cash		768,178
Receivable for fund shares sold		156,605
Interest receivable		7,098,080
Prepaid expenses		1,696
Other receivables		2,965
Total assets		628,792,755

Liabilities
Payable for fund shares redeemed	$ 853,783
Distributions payable	828,565
Accrued management fee	196,304
Other affiliated payables	121,809
Other payables and accrued expenses	40,032
Total liabilities		2,040,493

Net Assets		$ 626,752,262
Net Assets consist of:
Paid in capital		$ 621,538,360
Undistributed net investment income		71,454
Accumulated undistributed net realized gain (loss) on investments		214,128
Net unrealized appreciation (depreciation) on investments		4,928,320
Net Assets, for 53,741,608 shares outstanding		$ 626,752,262
Net Asset Value, offering price and redemption price per share ($626,752,262 ÷ 53,741,608 shares)		$ 11.66

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Interest		$ 28,777,968

Expenses
Management fee	$ 2,426,483
Transfer agent fees	564,349
Accounting fees and expenses	154,846
Custodian fees and expenses	9,506
Independent trustees' compensation	2,475
Registration fees	20,344
Audit	48,454
Legal	7,934
Miscellaneous	7,742
Total expenses before reductions	3,242,133
Expense reductions	(10,357)	3,231,776
Net investment income		25,546,192
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		814,536
Change in net unrealized appreciation (depreciation) on investment securities		(11,101,701)
Net gain (loss)		(10,287,165)
Net increase (decrease) in net assets resulting from operations		$ 15,259,027

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,546,192	$ 23,864,050
Net realized gain (loss)	814,536	750,255
Change in net unrealized appreciation (depreciation)	(11,101,701)	28,575,367
Net increase (decrease) in net assets resulting from operations	15,259,027	53,189,672
Distributions to shareholders from net investment income	(25,524,718)	(23,839,855)
Distributions to shareholders from net realized gain	(378,580)	(806,246)
Total distributions	(25,903,298)	(24,646,101)
Share transactions Proceeds from sales of shares	98,472,500	118,776,118
Reinvestment of distributions	16,035,129	15,364,247
Cost of shares redeemed	(122,308,020)	(86,345,864)
Net increase (decrease) in net assets resulting from share transactions	(7,800,391)	47,794,501
Redemption fees	2,123	4,574
Total increase (decrease) in net assets	(18,442,539)	76,342,646

Net Assets
Beginning of period	645,194,801	568,852,155
End of period (including undistributed net investment income of $71,454 and undistributed net investment income of $67,236, respectively)	$ 626,752,262	$ 645,194,801
Other Information Shares
Sold	8,226,552	10,157,927
Issued in reinvestment of distributions	1,340,660	1,313,506
Redeemed	(10,280,828)	(7,401,170)
Net increase (decrease)	(713,616)	4,070,263

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.29	$ 11.76	$ 11.82	$ 11.84
Income from Investment Operations
Net investment income B	.462	.460	.457	.461	.469
Net realized and unrealized gain (loss)	(.184)	.575	(.465)	(.031)	.041
Total from investment operations	.278	1.035	(.008)	.430	.510
Distributions from net investment income	(.461)	(.460)	(.457)	(.462)	(.470)
Distributions from net realized gain	(.007)	(.015)	(.005)	(.028)	(.060)
Total distributions	(.468)	(.475)	(.462)	(.490)	(.530)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.66	$ 11.85	$ 11.29	$ 11.76	$ 11.82
Total Return A	2.32%	9.30%	(.06)%	3.73%	4.41%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.49%	.50%	.47%	.44%	.44%
Net investment income	3.86%	3.94%	3.96%	3.94%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 626,752	$ 645,195	$ 568,852	$ 592,633	$ 571,869
Portfolio turnover rate	7%	6%	19%	15%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 12/31/10	% of fund's investments 6/30/10	% of fund's investments 12/31/09
0 - 30	83.2	83.4	91.2
31 - 90	7.6	10.9	3.8
91 - 180	2.0	2.1	3.2
181 - 397	7.2	3.6	1.8
Weighted Average Maturity
	12/31/10	6/30/10	12/31/09
Fidelity Michigan Municipal Money Market Fund	28 Days	21 Days	16 Days
All Tax-Free Money Market*	31 Days	26 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/10	6/30/10	12/31/09
Fidelity Michigan Municipal Money Market Fund	28 Days	21 Days	n/a **

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
Variable Rate Demand Notes (VRDNs) 72.8%	Variable Rate Demand Notes (VRDNs) 68.5%
Commercial Paper (including CP Mode) 13.7%	Commercial Paper (including CP Mode) 11.0%
Tender Bonds 2.8%	Tender Bonds 3.4%
Municipal Notes 3.1%	Municipal Notes 1.7%
Fidelity Municipal Cash Central Fund 4.7%	Fidelity Municipal Cash Central Fund 12.1%
Other Investments 1.9%	Other Investments 2.8%
Net Other Assets 1.0%	Net Other Assets 0.5%

Annual Report

Fidelity Michigan Municipal Money Market Fund
Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields

	1/3/11	9/27/10	6/28/10	3/29/10	12/28/09
Fidelity Michigan Municipal Money Market Fund	.01%	.01%	.01%	.01%	.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and its possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented and the performance shown would have been lower.

* Source: iMoneyNet, Inc.

** Information not available

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds 0.9% tender 1/27/11, CP mode (d)	$ 1,200,000	$ 1,200,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.85% tender 1/18/11, CP mode	2,000,000	2,000,000
Michigan - 92.6%
Detroit City School District Participating VRDN Series Solar 06 01, 0.32% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	13,350,000	13,350,000
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.53%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Eastern Michigan Univ. Revs. Series 2009 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	5,340,000	5,340,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,300,000	2,300,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,785,000	6,785,000
Grand Rapids Wtr. Supply Sys. Bonds 5.75% 1/1/11	1,140,000	1,140,000
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	29,410,000	29,410,000
Series 2008 B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,500,000	5,500,000
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 0.48% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	10,700,000	10,700,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
Bonds (Spectrum Health Proj.) Series 2005 B, 5% 7/15/11	5,975,000	6,118,647
(Spectrum Health Sys. Proj.):
Series 2008 B1, 0.42%, LOC RBS Citizens NA, VRDN (a)	19,500,000	19,500,000
Series 2008 C, 0.33%, LOC Bank of New York, New York, VRDN (a)	37,200,000	37,200,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series Solar 06 21, 0.36% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	3,800,000	3,800,000
Series 2007 I, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	5,500,000	5,500,000
Series 6, 0.3% 1/6/11, LOC U.S. Bank NA, Minnesota, LOC State Street Bank & Trust Co., Boston, CP	34,390,000	34,390,000
Michigan Fin. Auth. Rev. RAN:
Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	9,695,000	9,793,809
Series 2010 D3, 2% 8/22/11, LOC Bank of Nova Scotia New York Branch	8,900,000	8,990,633
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	$ 8,800,000	$ 8,902,707
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.43%, tender 7/29/11 (a)	8,800,000	8,800,000
0.43%, tender 7/29/11 (a)	8,800,000	8,800,000
0.43%, tender 7/29/11 (a)	7,100,000	7,100,000
(Sparrow Hosp. Obligated Group Proj.) Series 2001, 5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	4,500,000	4,744,695
(Ascension Health Cr. Group Proj.) Series 2010 F2, 0.32%, VRDN (a)	4,500,000	4,500,000
(Hosp. Equip. Ln. Prog.) Series B, 0.34%, LOC Bank of America NA, VRDN (a)	5,400,000	5,400,000
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Series 2008 B3, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
Bonds (Trinity Health Sys. Proj.):
Series 2008 C:
0.28% tender 2/4/11, CP mode	22,000,000	22,000,000
0.29% tender 2/3/11, CP mode	20,000,000	20,000,000
0.29% tender 2/3/11, CP mode	4,000,000	4,000,000
0.32% tender 3/3/11, CP mode	16,000,000	16,000,000
Series C, 0.3% tender 4/21/11, CP mode	17,400,000	17,400,000
Participating VRDN Series ROC II R 11676, 0.34% (Liquidity Facility Citibank NA) (a)(f)	7,800,000	7,800,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.34%, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.34%, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.34%, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.34%, LOC Fannie Mae, VRDN (a)(d)	1,075,000	1,075,000
(Hunt Club Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (a)(d)	6,895,000	6,895,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.36% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	66,800,000	66,800,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.: - continued
Series 2009 D, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	$ 25,800,000	$ 25,800,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	6,600,000	6,600,000
Michigan State Univ. Revs.:
Bonds Series 2010 C, 2% 2/15/11	5,075,000	5,085,269
0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	38,510,000	38,510,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.5%, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.5%, LOC Bank of America NA, VRDN (a)(d)	7,930,000	7,930,000
(BC&C Proj.) 0.49%, LOC Comerica Bank, VRDN (a)(d)	790,000	790,000
(Bosal Ind. Proj.) Series 1998, 0.36%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(Consumers Energy Co. Proj.):
0.31%, LOC Wells Fargo Bank NA, VRDN (a)	26,000,000	26,000,000
0.36%, LOC Wells Fargo Bank NA, VRDN (a)(d)	25,100,000	25,100,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.34%, LOC JPMorgan Chase & Co., VRDN (a)	7,000,000	7,000,000
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.54%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.3%, LOC Comerica Bank, VRDN (a)	18,050,000	18,050,000
(John H. Dekker & Sons Proj.) Series 1998, 0.62%, LOC Bank of America NA, VRDN (a)(d)	500,000	500,000
(Orchestra Place Renewal Proj.) Series 2000, 0.54%, LOC Bank of America NA, VRDN (a)	7,005,000	7,005,000
(Pioneer Laboratories, Inc. Proj.) 0.43%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,400,000	1,400,000
(S&S LLC Proj.) Series 2000, 0.59%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,205,000	1,205,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.35%, LOC Bank of Tokyo-Mitsubishi, VRDN (a)	9,500,000	9,500,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.35%, LOC Comerica Bank, VRDN (a)	11,350,000	11,350,000
(Van Andel Research Institute Proj.) Series 2008, 0.39%, LOC Bank of America NA, VRDN (a)	62,200,000	62,200,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.55%, LOC Bank of America NA, VRDN (a)(d)	2,035,000	2,035,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	$ 11,080,000	$ 11,080,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.33%, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.34%, LOC Barclays Bank PLC, VRDN (a)(d)	7,524,000	7,524,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.43%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,300,000	5,300,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.5%, LOC Bank of America NA, VRDN (a)(d)	2,540,000	2,540,000
(Progressive Metal Manufacturing Co. Proj.) 0.49%, LOC Comerica Bank, VRDN (a)(d)	1,050,000	1,050,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.35%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,970,000	5,970,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.41%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	22,530,000	22,530,000
Series 2008 E, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(d)	22,785,000	22,785,000
Series 2008 F, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)(d)	20,500,000	20,500,000
0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	9,000,000	9,000,000
0.33%, LOC JPMorgan Chase Bank, VRDN (a)(d)	9,000,000	9,000,000
		824,644,760
Puerto Rico - 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.32%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,000,000	4,000,000
Texas - 0.5%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.45%, LOC Dexia Cr. Local de France, VRDN (a)	3,900,000	3,900,000
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.35% tender 1/18/11, CP mode (d)	3,300,000	3,300,000
Municipal Securities - continued
	Shares	Value
Other - 4.7%
Fidelity Municipal Cash Central Fund, 0.33% (b)(c)	42,157,000	$ 42,157,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $881,201,760)		881,201,760
NET OTHER ASSETS (LIABILITIES) - 1.0%		9,053,557
NET ASSETS - 100%		$ 890,255,317
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly.)
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 257,585
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $39 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $839,044,760)	$ 839,044,760
Fidelity Central Funds (cost $42,157,000)	42,157,000
Total Investments (cost $881,201,760)		$ 881,201,760
Cash		638,111
Receivable for investments sold		1,000,252
Receivable for fund shares sold		12,134,337
Interest receivable		628,347
Distributions receivable from Fidelity Central Funds		15,991
Prepaid expenses		2,481
Other receivables		79
Total assets		895,621,358

Liabilities
Payable for fund shares redeemed	$ 4,979,161
Distributions payable	98
Accrued management fee	218,663
Other affiliated payables	135,796
Other payables and accrued expenses	32,323
Total liabilities		5,366,041

Net Assets		$ 890,255,317
Net Assets consist of:
Paid in capital		$ 890,237,030
Accumulated undistributed net realized gain (loss) on investments		18,287
Net Assets, for 889,298,605 shares outstanding		$ 890,255,317
Net Asset Value, offering price and redemption price per share ($890,255,317 ÷ 889,298,605 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Interest		$ 2,446,414
Income from Fidelity Central Funds		257,585
Total income		2,703,999

Expenses
Management fee	$ 3,232,303
Transfer agent fees	1,386,087
Accounting fees and expenses	107,836
Custodian fees and expenses	14,638
Independent trustees' compensation	3,247
Registration fees	31,156
Audit	37,523
Legal	11,625
Miscellaneous	7,329
Total expenses before reductions	4,831,744
Expense reductions	(2,215,652)	2,616,092
Net investment income		87,907
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(49)
Net increase in net assets resulting from operations		$ 87,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 87,907	$ 213,886
Net realized gain (loss)	(49)	34,610
Net increase in net assets resulting from operations	87,858	248,496
Distributions to shareholders from net investment income	(88,062)	(211,264)
Distributions to shareholders from net realized gain	-	(30,688)
Total distributions	(88,062)	(241,952)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,466,684,976	2,340,639,951
Reinvestment of distributions	87,186	237,809
Cost of shares redeemed	(2,479,002,606)	(2,560,223,360)
Net increase (decrease) in net assets and shares resulting from share transactions	(12,230,444)	(219,345,600)
Total increase (decrease) in net assets	(12,230,648)	(219,339,056)

Net Assets
Beginning of period	902,485,965	1,121,825,021
End of period (including undistributed net investment income of $0 and undistributed net investment income of $54,971, respectively)	$ 890,255,317	$ 902,485,965

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	- D	.017	.032	.030
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.017	.032	.030
Distributions from net investment income	- D	- D	(.017)	(.032)	(.030)
Distributions from net realized gain	-	- D	-	- D	-
Total distributions	- D	- D	(.017)	(.032)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.02%	1.68%	3.21%	3.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.55%	.60%	.54%	.54%	.56%
Expenses net of fee waivers, if any	.30%	.48%	.54%	.54%	.55%
Expenses net of all reductions	.30%	.48%	.48%	.42%	.41%
Net investment income	.01%	.02%	1.66%	3.15%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 890,255	$ 902,486	$ 1,121,825	$ 1,087,587	$ 864,963

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates fair value and are categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ 615,766,471	$ 17,438,872	$ (12,440,112)	$ 4,998,760
Fidelity Michigan Municipal Money Market Fund	881,201,760	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ 1,541	$ -	$ 324,830	$ -	$ 4,998,760
Fidelity Michigan Municipal Money Market Fund	18,467	-	-	(39)	-

The tax character of distributions paid was as follows:

December 31, 2010	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 25,524,718	$ 162,248	$ 216,332	$ 25,903,298
Fidelity Michigan Municipal Money Market Fund	88,062	-	-	88,062
December 31, 2009
Fidelity Michigan Municipal Income Fund	$ 23,839,855	$ 50,389	$ 755,857	$ 24,646,101
Fidelity Michigan Municipal Money Market Fund	211,264	-	30,688	241,952

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $53,422,033 and $43,538,138, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%	|
Fidelity Michigan Municipal Money Market Fund	.16%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 2,587

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $2,214,470.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 7,819	$ 2,536	$ 2
Fidelity Michigan Municipal Money Market Fund	1,167	-	15

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2010, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009
Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Michigan Municipal Income Fund	2/07/11	02/04/11	$0.007
Fidelity Michigan Municipal Money Market Fund	2/07/11	02/04/11	-

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Michigan Municipal Income Fund	$592,878

During fiscal year ended 2010, 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and .91% of Fidelity Michigan Municipal Income Fund and 31.22% Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Michigan Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Michigan Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 34% would mean that 66% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Michigan Municipal Income Fund

Annual Report

Fidelity Michigan Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Michigan Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MIR-UANN-0211
1.787737.107

Fidelity®

Minnesota Municipal Income

Fund

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Minnesota Municipal Income Fund	2.42%	3.82%	4.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Minnesota Municipal Income Fund on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite generating positive returns, tax-exempt municipal bonds lagged most taxable securities in 2010, primarily due to a significant fourth-quarter sell-off. Until then, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted during much of the period due to the popularity of "Build America Bonds" (BABs) - taxable securities allowing municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. These developments helped mask growing concerns about muni bond fundamentals, as issuers' revenue declined dramatically. In the final months of the period, the sell-off was sparked by the prospect of rising interest rates, a glut of new supply that could worsen should the BAB program end and the growing likelihood that Bush-era tax breaks would be extended into 2011. That said, the financial outlook for state issuers improved somewhat as revenues recently began to rise. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 2.38%, while the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 6.54%.

Comments from Kevin Ramundo, Manager of Fidelity® Minnesota Municipal Income Fund: For the year, the fund returned 2.42%, while the Barclays Capital Minnesota Enhanced Municipal Bond Index gained 2.72%. The fund's relative performance was bolstered by a larger-than-index stake in certain state-backed bonds that were prerefunded in late summer 2010. The prerefunding process, whereby the bonds became backed by U.S. Treasuries, resulted in improving credit quality and shorter maturities for the bonds, both of which boosted their prices. Relative performance also was helped by the fund's underweighting in bonds that had already been prerefunded prior to the beginning of the period. These securities lagged the index amid slack demand. A larger-than-index weighting in health care bonds helped because they benefited from strong demand from yield-hungry investors. Detracting from performance was the fund's below-index exposure to housing bonds, which outpaced the index. An emphasis on premium callable securities also proved unrewarding because the key features of these securities - that they sold above face value and issuers could redeem them before maturity - were somewhat out of favor.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Actual	.49%	$ 1,000.00	$ 996.10	$ 2.47
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.74	$ 2.50

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.2	39.3
Escrowed/Pre-Refunded	19.1	11.7
Health Care	17.1	14.7
Electric Utilities	12.6	12.4
Transportation	6.2	5.3
Weighted Average Maturity as of December 31, 2010
		6 months ago
Years	7.5	6.5

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	6.6	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
AAA 8.3%	AAA 9.2%
AA,A 82.7%	AA,A 79.0%
BBB 3.7%	BBB 3.6%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 3.9%	Not Rated 2.7%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,427,865
Minnesota - 96.9%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,137,000
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,924,763
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	3,285,000	3,495,273
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	4,100,000	4,362,441
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	2,200,000	2,340,822
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,577,471
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	6,000,000	6,251,760
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	595,660
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,328,652
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	230,000	239,407
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,081,400
5.25% 10/1/25	1,955,000	1,993,396
Chaska Independent School District #112 Gen. Oblig.:
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	852,750
Series 2009 A:
4% 2/1/16	1,000,000	1,100,570
5% 2/1/17	1,000,000	1,158,940
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) Series 2004:
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (c)	$ 2,350,000	$ 2,636,700
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (c)	1,035,000	1,161,270
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev. (Benedictine Health Ctr. Proj.) Series 2007:
5.5% 11/1/17	290,000	279,285
5.7% 11/1/22	385,000	361,026
5.875% 11/1/33	750,000	644,580
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,512,799
4% 3/1/17	1,495,000	1,544,395
4% 3/1/18	1,235,000	1,259,614
5% 3/1/30	2,770,000	2,690,030
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,000,000	3,210,240
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,600,000	3,870,576
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (c)	1,000,000	1,106,560
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,797,850
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	5,620,141
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,061,960
Hopkins Independent School District #270 Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,350,000	1,405,215
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,057,863
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,220,000	1,269,898
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	1,970,000	2,118,952
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Lake Superior Independent School District #381 Series 2002 A: - continued
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	$ 2,065,000	$ 2,221,135
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,165,000	2,328,696
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	1,260,000	1,355,269
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	1,000,000	1,070,080
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5% 5/1/16	1,000,000	1,086,380
Series 2007:
5.25% 5/1/24	1,500,000	1,504,680
5.25% 5/1/25	2,000,000	1,987,920
5.25% 5/1/28	3,720,000	3,600,514
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,372,750
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,113,490
Series 2010 A, 5.25% 8/15/25	1,000,000	1,011,990
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	483,825
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	789,624
6% 12/1/19	2,815,000	2,858,942
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (b)	2,840,000	2,840,000
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,212,740
5% 1/1/35 (AMBAC Insured)	8,500,000	7,914,605
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,000,841
Series 2007 A, 5% 1/1/21	5,000,000	5,302,150
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,189,080
Series 2008 A:
5% 1/1/13 (b)	655,000	696,167
5% 1/1/14 (b)	3,000,000	3,247,140
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,830,000	$ 3,005,686
Series D, 5% 1/1/17 (b)	4,155,000	4,451,999
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) Series 2001, 5.125% 7/1/21	1,250,000	1,265,838
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	2,914,996
4% 12/1/21	2,600,000	2,684,162
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	4,636,058
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,693,235
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,143,880
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,020,000	1,061,718
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,436,872
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	457,147
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,611,288
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,738,236
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,616,525
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,158,241
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,665,805
Series 2009 A, 5% 12/1/23	15,540,000	17,159,569
Series 2009 H, 5% 11/1/21	4,590,000	5,164,117
Series 2010 D:
5% 8/1/22	5,000,000	5,622,750
5% 8/1/23	10,000,000	11,116,300
5% 11/1/15	5,135,000	5,810,304
5% 11/1/15 (Pre-Refunded to 11/1/14 @ 100) (c)	4,865,000	5,504,796
5% 6/1/16	2,015,000	2,337,803
5% 8/1/18 (Pre-Refunded to 8/1/13 @ 100) (c)	10,775,000	11,866,723
5% 6/1/21	8,585,000	9,359,625
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
5% 8/1/22	$ 2,600,000	$ 2,836,704
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100) (c)	9,155,000	10,358,974
5% 11/1/26	4,270,000	4,519,155
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	931,680
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,318,918
5% 10/1/23	1,000,000	1,021,230
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,659,401
5% 10/1/19	1,000,000	1,038,660
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,481,842
5% 3/1/22	2,535,000	2,696,150
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,115,300
(Univ. of St. Thomas Proj.):
Series Six-I, 5% 4/1/23	1,000,000	1,033,880
Series Six-X, 5.25% 4/1/39	1,500,000	1,502,250
Series Seven-A, 5% 10/1/39	1,650,000	1,596,144
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	8,830,842
Series 2007, 5.25% 10/1/22	1,000,000	1,052,010
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,442,182
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series 2004 B, 5.25% 3/1/15	2,000,000	2,294,920
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	591,811
5.6% 6/1/15	615,000	616,900
5.65% 6/1/16	625,000	626,844
5.7% 6/1/17	900,000	902,601
5.75% 6/1/18	975,000	977,672
5.75% 6/1/19	1,050,000	1,052,751
5.8% 6/1/20	1,000,000	1,002,540
5.875% 6/1/22	2,425,000	2,430,747
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,588,749
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota State Colleges & Univs. Board of Trustees Rev.: - continued
Series 2009 A:
4% 10/1/17	$ 1,445,000	$ 1,535,240
4% 10/1/18	1,490,000	1,566,899
4% 10/1/19	1,550,000	1,610,218
4% 10/1/20	1,580,000	1,597,364
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (c)	3,000,000	3,010,320
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,729,335
5% 8/1/17 (FSA Insured)	1,575,000	1,776,600
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,057,400
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,327,420
Series 2010 A1, 5% 1/1/19	3,000,000	3,248,190
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,294,390
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	965,320
5.5% 11/1/16	1,025,000	1,075,317
Osseo Independent School District #279 Series A, 5.25% 2/1/14 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	2,100,000	2,191,476
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/11 (AMBAC Insured)	720,000	720,000
5% 1/1/13 (AMBAC Insured)	800,000	859,736
5% 1/1/15 (AMBAC Insured)	715,000	757,628
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,630,735
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	2,410,000	2,489,940
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,056,514
5% 2/1/17 (FSA Insured)	2,535,000	2,611,405
5% 2/1/18 (FSA Insured)	2,520,000	2,589,980
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,032,600
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	$ 4,000,000	$ 3,964,120
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	1,994,120
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series 2001 A, 5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (c)	400,000	401,356
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	4,830,100
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	5,500,000	5,724,950
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	263,832
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,162,517
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,004,020
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,524,532
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	257,983
5% 5/15/16	345,000	350,817
5.25% 5/15/17	590,000	598,874
5.25% 5/15/36	1,000,000	861,060
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,171,688
Series 2007 A, 5% 11/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,213,460
Saint Paul Independent School District #625:
Series 2001 C, 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (c)	1,000,000	1,040,900
Series 2002 A:
5% 2/1/17 (FSA Insured)	220,000	232,454
5% 2/1/18 (FSA Insured)	395,000	415,469
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,409,850
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,126,116
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,495,560
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,829,980
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.: - continued
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	$ 410,000	$ 411,767
5% 8/1/15	480,000	471,533
Series 2007-1:
5% 8/1/13	430,000	430,598
5% 8/1/14	455,000	452,925
5% 8/1/16	500,000	483,700
Series 2003 11, 5.25% 12/1/20	3,000,000	3,195,000
Series 2003 12:
5.125% 12/1/27	5,000,000	5,107,250
5.25% 12/1/18	3,685,000	3,971,509
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,288,488
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	4,568,387
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	9,562,933
Series 2002 A:
5% 1/1/12 (AMBAC Insured)	2,660,000	2,762,543
5.25% 1/1/15 (AMBAC Insured)	1,125,000	1,256,254
5.25% 1/1/16 (AMBAC Insured)	4,490,000	5,038,858
Series 2009 A:
5% 1/1/13	2,500,000	2,668,275
5% 1/1/14	960,000	1,046,074
5.25% 1/1/30	2,000,000	2,014,260
5.5% 1/1/24	500,000	532,895
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	2,085,000	2,231,117
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	2,230,000	2,386,278
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	2,400,000	2,568,192
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,098,760
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (c)	$ 2,000,000	$ 2,263,640
Series 2008 C, 5.75% 7/1/30	3,355,000	3,289,544
Series 2009, 5.75% 7/1/39	9,000,000	8,647,110
Univ. of Minnesota:
Series 2009 C:
5% 12/1/17	1,000,000	1,150,110
5% 12/1/21	1,000,000	1,099,210
Series A:
5% 4/1/23	200,000	215,364
5.125% 4/1/34	1,000,000	1,011,640
5.25% 4/1/29	1,000,000	1,045,480
Univ. of Minnesota Spl. Purp. Rev. (State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,137,841
5% 8/1/29	4,000,000	4,069,840
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	418,290
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,576,672
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,116,917
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (c)	890,000	1,003,973
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,960,160
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,232,140
White Bear Lake Independent School District #624 Gen. Oblig. (Alternative Facilities Proj.) Series 2006 A, 4.25% 2/1/12	1,300,000	1,352,351
		481,987,470
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,098,500
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,054,070
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	600,000	633,510
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	$ 9,300,000	$ 1,284,981
Series 2009 A, 6% 8/1/42	1,000,000	1,020,750
Series 2010 A:
0% 8/1/31	6,745,000	1,812,786
0% 8/1/33	950,000	216,980
		7,121,577
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	965,530
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,300,000	1,122,121
		2,087,651
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $487,528,438)	492,624,563
NET OTHER ASSETS (LIABILITIES) - 1.0%	5,048,135
NET ASSETS - 100%	$ 497,672,698
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.2%
Escrowed/Pre-Refunded	19.1%
Health Care	17.1%
Electric Utilities	12.6%
Transportation	6.2%
Education	5.7%
Others * (Individually Less Than 5%)	7.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $487,528,438)		$ 492,624,563
Receivable for fund shares sold		300,992
Interest receivable		6,846,972
Prepaid expenses		1,345
Other receivables		1,984
Total assets		499,775,856

Liabilities
Payable to custodian bank	$ 575,739
Payable for fund shares redeemed	802,677
Distributions payable	433,261
Accrued management fee	155,584
Other affiliated payables	92,368
Other payables and accrued expenses	43,529
Total liabilities		2,103,158

Net Assets		$ 497,672,698
Net Assets consist of:
Paid in capital		$ 492,322,496
Undistributed net investment income		55,722
Accumulated undistributed net realized gain (loss) on investments		198,355
Net unrealized appreciation (depreciation) on investments		5,096,125
Net Assets, for 44,237,475 shares outstanding		$ 497,672,698
Net Asset Value, offering price and redemption price per share ($497,672,698 ÷ 44,237,475 shares)		$ 11.25

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Interest		$ 20,006,977

Expenses
Management fee	$ 1,876,562
Transfer agent fees	403,364
Accounting fees and expenses	131,011
Custodian fees and expenses	7,399
Independent trustees' compensation	1,884
Registration fees	57,227
Audit	48,156
Legal	7,899
Miscellaneous	5,814
Total expenses before reductions	2,539,316
Expense reductions	(21,426)	2,517,890
Net investment income		17,489,087
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		950,925
Change in net unrealized appreciation (depreciation) on investment securities		(6,975,524)
Net gain (loss)		(6,024,599)
Net increase (decrease) in net assets resulting from operations		$ 11,464,488

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,489,087	$ 15,505,455
Net realized gain (loss)	950,925	329,483
Change in net unrealized appreciation (depreciation)	(6,975,524)	23,053,671
Net increase (decrease) in net assets resulting from operations	11,464,488	38,888,609
Distributions to shareholders from net investment income	(17,490,902)	(15,498,015)
Distributions to shareholders from net realized gain	(626,088)	(290,017)
Total distributions	(18,116,990)	(15,788,032)
Share transactions Proceeds from sales of shares	112,746,948	120,594,081
Reinvestment of distributions	13,183,841	11,610,660
Cost of shares redeemed	(95,046,498)	(54,146,520)
Net increase (decrease) in net assets resulting from share transactions	30,884,291	78,058,221
Redemption fees	3,343	2,838
Total increase (decrease) in net assets	24,235,132	101,161,636

Net Assets
Beginning of period	473,437,566	372,275,930
End of period (including undistributed net investment income of $55,722 and undistributed net investment income of $80,180, respectively)	$ 497,672,698	$ 473,437,566
Other Information Shares
Sold	9,792,602	10,723,728
Issued in reinvestment of distributions	1,145,262	1,030,277
Redeemed	(8,306,716)	(4,808,474)
Net increase (decrease)	2,631,148	6,945,531

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 10.74	$ 11.22	$ 11.36	$ 11.42
Income from Investment Operations
Net investment income B	.393	.403	.430	.444	.459
Net realized and unrealized gain (loss)	(.115)	.648	(.460)	(.090)	.004
Total from investment operations	.278	1.051	(.030)	.354	.463
Distributions from net investment income	(.394)	(.404)	(.430)	(.444)	(.458)
Distributions from net realized gain	(.014)	(.007)	(.020)	(.050)	(.065)
Total distributions	(.408)	(.411)	(.450)	(.494)	(.523)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.25	$ 11.38	$ 10.74	$ 11.22	$ 11.36
Total Return A	2.42%	9.89%	(.28)%	3.19%	4.15%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.51%	.50%	.50%	.50%
Expenses net of all reductions	.49%	.51%	.47%	.44%	.47%
Net investment income	3.41%	3.59%	3.91%	3.95%	4.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 497,673	$ 473,438	$ 372,276	$ 349,886	$ 335,955
Portfolio turnover rate	13%	7%	9%	11%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to future transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,964,333
Gross unrealized depreciation	(6,867,098)
Net unrealized appreciation (depreciation)	$ 5,097,235

Tax Cost	$ 487,527,328

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 54,922
Undistributed long-term capital gain	$ 252,494
Net unrealized appreciation (depreciation)	$ 5,097,235

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Tax-exempt Income	$ 17,490,902	$ 15,498,015
Ordinary Income	89,441	82,862
Long-term Capital Gains	536,647	207,155
Total	$ 18,116,990	$ 15,788,032

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $104,036,719 and $62,430,454, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,958 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $7,101 and $14,325, respectively.

Annual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Minnesota Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Minnesota Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Minnesota Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Minnesota Municipal Income Fund voted to pay on February 7, 2011, to shareholders of record at the opening of business on February 4, 2011, a distribution of $.006 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.00 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $850,906, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 1.72% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Minnesota Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Minnesota Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Minnesota Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

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Fidelity Management & Research Company

Boston, MA

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Management Inc.

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(Hong Kong) Limited

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Boston, MA

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Boston, MA

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Citibank, N.A.

New York, NY

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and Account Assistance 1-800-544-6666

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MNF-UANN-0211
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Fidelity®

Municipal Income

Fund

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Municipal Income Fund	2.58%	3.65%	4.77%

$10,000 Over 10 Years

Let's say, hypothetically, that $10,000 was invested in Fidelity® Municipal Income Fund on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite generating positive returns, tax-exempt municipal bonds lagged most taxable securities in 2010, primarily due to a significant fourth-quarter sell-off. Until then, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted during much of the period due to the popularity of "Build America Bonds" (BABs) - taxable securities allowing municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. These developments helped mask growing concerns about muni bond fundamentals, as issuers' revenue declined dramatically. In the final months of the period, the sell-off was sparked by the prospect of rising interest rates, a glut of new supply that could worsen should the BAB program end and the growing likelihood that Bush-era tax breaks would be extended into 2011. That said, the financial outlook for state issuers improved somewhat as revenues recently began to rise. For the full 12 months, the Barclays Capital Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 2.38%, while the taxable investment-grade debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 6.54%.

Comments from Jamie Pagliocco, Lead Portfolio Manager of Fidelity® Municipal Income Fund: For the year, the fund returned 2.58%, while the Barclays Capital 3+ Year Municipal Bond Index returned 2.49%. Performance was bolstered by the fund's larger-than-index exposure to health care bonds - which outpaced the index - and an underweighting in taxable bonds, which lagged. Health care bonds were beneficiaries of investors' appetite for high-yielding securities. Tobacco bonds - tax-free debt issued by states and backed by ongoing payments from major tobacco companies - rode the rally in higher-yielding munis during much of the period, but concerns over riskier munis in general spurred a late-period sell-off here and caused them to lag for the full 12 months. Underweighting bonds issued in Puerto Rico, which are free from taxes in all states, hurt, because they also were some of the best-performing securities in the tax-free marketplace. The fund's yield-curve positioning also detracted from relative performance. Intermediate-maturity bonds, in which the fund was underweighted, outpaced longer-maturity securities, in which the fund was overweighted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Actual	.46%	$ 1,000.00	$ 990.60	$ 2.31
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.89	$ 2.35

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.5	14.4
Illinois	11.7	11.5
Texas	11.6	11.5
New York	11.4	11.7
Florida	8.6	7.8
Top Five Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.0	35.6
Health Care	17.7	16.6
Transportation	10.3	8.5
Water & Sewer	9.8	10.3
Special Tax	9.1	9.7
Weighted Average Maturity as of December 31, 2010
		6 months ago
Years	10.6	7.7

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	8.4	8.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
AAA 10.3%	AAA 10.8%
AA,A 78.6%	AA,A 76.2%
BBB 8.1%	BBB 7.3%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 2.1%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 8,500	$ 8,784
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	4,976
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,173
		16,933
Alaska - 0.1%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (g)	1,000	1,039
Series 2007 A3, 5% 6/1/12 (g)	5,000	5,197
		6,236
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	2,898
5.25% 10/1/20 (FSA Insured)	8,000	8,725
5.25% 10/1/26 (FSA Insured)	2,570	2,631
5.25% 10/1/28 (FSA Insured)	8,345	8,426
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,053
Series 2007 B, 1.004% 1/1/37 (d)	3,000	1,940
Series 2008 D:
5.5% 1/1/38	12,000	11,900
6% 1/1/27	2,600	2,747
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	5,800	6,176
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,657
5.25% 9/1/22	1,000	1,040
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	6,900	7,113
7% 7/1/28	1,500	1,608
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,758
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,664
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (h)	2,000	2,390
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	$ 8,500	$ 7,954
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	4,543
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	10,467
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,573
Series 2009 A, 5% 7/1/39	8,000	7,904
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,457
5.5% 12/1/29	7,900	7,525
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (Assured Guaranty Corp. Insured)	4,500	4,131
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,090
5% 6/1/31 (AMBAC Insured)	2,025	2,026
		116,396
California - 15.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	2,954
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,163
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	6,490
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,527
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/15 (c)	14,590	16,523
5% 12/1/16 (c)	2,195	2,504
5% 12/1/18 (c)	10,315	11,656
5% 12/1/19 (c)	1,000	1,121
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000	5,451
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	7,500	7,743
Series A, 5% 7/1/18	5,700	6,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,140	$ 1,716
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,537
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,163
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,489
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	212
5% 3/1/19	1,800	1,916
5% 8/1/19	16,310	17,217
5% 8/1/20	5,355	5,548
5% 10/1/22	2,300	2,344
5% 11/1/22	3,100	3,148
5% 12/1/22	6,800	6,907
5% 11/1/24	1,600	1,598
5% 3/1/26	5,100	4,957
5% 6/1/27 (AMBAC Insured)	4,100	3,944
5% 9/1/27	10,500	10,097
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,141
5% 9/1/31	22,500	20,683
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,155
5% 9/1/32	24,995	22,745
5% 8/1/33	6,625	6,020
5% 9/1/33	19,115	17,242
5% 9/1/35	9,800	8,760
5.125% 11/1/24	4,300	4,313
5.125% 2/1/26	2,500	2,475
5.25% 2/1/16	4,300	4,608
5.25% 2/1/19	5,620	5,929
5.25% 2/1/20	2,000	2,092
5.25% 2/1/24	4,000	4,032
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,660
5.25% 2/1/28	4,800	4,715
5.25% 11/1/28	4,485	4,403
5.25% 2/1/33	16,300	15,385
5.25% 12/1/33	160	151
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 3/1/38	$ 1,800	$ 1,677
5.25% 11/1/40	3,200	2,981
5.5% 8/1/27	14,700	14,881
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	9,898
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	38,595
5.5% 3/1/40	5,900	5,725
5.75% 4/1/31	5,020	5,055
6% 3/1/33	12,900	13,358
6% 4/1/38	19,600	19,980
6% 11/1/39	35,020	35,713
6.5% 4/1/33	7,900	8,444
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/12	2,250	2,342
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,150	3,201
Series 2008 L, 5.125% 7/1/22	4,850	4,929
Series 2009 E, 5.625% 7/1/25	10,000	10,192
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,093
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	6,854
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	13,005
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (d)	5,900	6,382
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	102	69
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,021
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	12,944
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,386
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,344
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	7,598
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	$ 3,515	$ 3,526
5% 3/1/22	1,695	1,683
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	2,874
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	2,685	2,693
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,578
Series 2005 H:
5% 6/1/17	5,000	5,196
5% 6/1/18	10,300	10,586
Series 2005 J, 5% 1/1/17	6,000	6,250
Series 2009 G1, 5.75% 10/1/30	2,500	2,434
Series 2009 I:
6.125% 11/1/29	1,600	1,639
6.375% 11/1/34	4,600	4,723
Series 2010 A, 5.75% 3/1/30	4,900	4,772
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,764
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,270
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	700	737
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	4,819
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	26,800	28,405
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,400	8,490
Encinitas Union School District:
Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	1,582
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,139
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,439
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	4,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,800	$ 2,819
5.75% 1/15/40	6,300	5,546
5.875% 1/15/27	2,500	2,362
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	27,395	22,988
5% 6/1/45	5,305	4,452
Series 2007 A1, 5% 6/1/33	3,005	2,053
5% 6/1/45 (FSA Insured)	445	385
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	3,963
5.5% 8/1/29	2,000	2,068
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	7,493
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,024
5% 9/1/19 (AMBAC Insured)	2,545	2,585
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	3,879
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,870
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	5,000	4,981
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,985	9,947
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	10,169
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	2,661
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	640	640
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,297
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	$ 5,100	$ 5,433
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,066
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	2,500	2,587
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,538
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	2,795	2,803
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,120	1,146
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,346
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,092
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,118
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	6,000	5,383
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	2,200	2,346
6.375% 8/1/26	4,080	4,574
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,652
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,643
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	6,716
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,298
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	9,626
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	1,737
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 45,225	$ 45,736
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,154
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,165
Series B, 0% 9/1/22 (FGIC Insured)	1,500	782
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,141
5.5% 5/15/16 (AMBAC Insured)	1,170	1,202
5.5% 5/15/17 (AMBAC Insured)	1,235	1,263
5.5% 5/15/19 (AMBAC Insured)	1,375	1,393
5.5% 5/15/22 (AMBAC Insured)	370	372
5.5% 5/15/23 (AMBAC Insured)	380	381
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,972
5.5% 5/15/17 (AMBAC Insured)	2,545	2,627
Series 2009 O:
5.25% 5/15/39	2,400	2,426
5.75% 5/15/30	12,000	12,777
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,232
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,233
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,229
5% 7/1/27	1,840	1,684
Series 2009 A, 5.75% 7/1/24	1,705	1,749
Series 2010 A, 5.5% 7/1/38	3,815	3,483
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	3,934
		875,876
Colorado - 1.5%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	3,702
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,475	$ 2,662
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,678
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (h)	5,800	4,014
0% 7/15/22 (Escrowed to Maturity) (h)	15,700	9,668
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,128
5% 9/1/22	1,500	1,487
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	2,600	1,941
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (h)	2,700	2,868
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	30,981
Denver City & County Arpt. Rev.:
Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,000	2,076
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,388
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,131
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (h)	1,500	1,748
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (h)	1,000	1,166
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,750
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	6,728
Series 2010 A, 0% 9/1/41	9,600	941
Series 2010 C, 5.375% 9/1/26	1,000	927
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Northwest Pkwy Pub. Hwy. Auth. Series 2001 A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (h)	$ 1,000	$ 1,041
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,041
		85,066
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	5,000	5,617
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,800	8,628
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,350
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,819
Series B, 4.75% 6/1/32	2,200	1,869
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	24,078
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	3,419
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	3,138
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	6,497
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	761
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,054
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,013
5.25% 7/1/27	4,390	4,623
5.25% 7/1/28	3,000	3,138
		70,387
Florida - 8.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity) (h)	5,490	6,105
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,506
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,397
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Brevard County School Board Ctfs. of Prtn. Series 2007 B: - continued
5% 7/1/25 (AMBAC Insured)	$ 3,540	$ 3,591
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,248
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,035
5% 1/1/25	1,000	1,032
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,060	6,380
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,175
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	4,003
5% 7/1/19 (FGIC Insured)	3,700	3,923
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	8,673
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,253
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,427
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,221
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/15 (FSA Insured)	5,000	5,262
5% 6/1/16 (FSA Insured)	7,500	7,865
De Soto County Cap. Impt. Rev.:
Series 2002, 5.25% 10/1/21 (Pre-Refunded to 4/1/12 @ 101) (h)	1,640	1,750
5.25% 10/1/22 (Pre-Refunded to 4/1/12 @ 101) (h)	1,725	1,841
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,012
5.25% 1/1/36 (FGIC Insured)	1,310	1,239
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	6,986
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,310
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed.:
Series 2000 B:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,655	$ 3,918
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,027
Series 2001 F, 5% 6/1/32	5,040	5,058
Series 2003 J, 5% 6/1/31	2,500	2,512
Series 2006 A, 5% 6/1/32	1,100	1,106
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (Pre-Refunded to 7/1/12 @ 101) (h)	1,000	1,079
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2004 A, 5% 6/1/31	1,240	1,252
Series 2006 E, 5% 6/1/35	3,200	3,182
Series A, 5.5% 6/1/38	2,000	2,080
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,177
5% 10/1/17	2,130	2,271
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	6,311
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,656
5% 7/1/18	3,320	3,565
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	395	398
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,274
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,159
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,084
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	5,400	4,633
5.25% 6/1/19	2,375	2,421
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	5,100	4,904
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,102
5% 11/15/17	1,200	1,281
5% 11/15/22	1,000	1,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/15	$ 875	$ 964
5% 11/15/15 (Escrowed to Maturity) (h)	125	143
5% 11/15/16	1,040	1,126
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (h)	150	172
5% 11/15/30	3,565	3,413
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	485	555
Series 2006 G:
5% 11/15/14	1,285	1,411
5% 11/15/14 (Escrowed to Maturity) (h)	45	51
5% 11/15/15	965	1,063
5% 11/15/15 (Escrowed to Maturity) (h)	35	40
5% 11/15/16	1,020	1,120
5% 11/15/16 (Escrowed to Maturity) (h)	30	35
5.125% 11/15/17	2,750	2,980
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (h)	95	110
5.125% 11/15/18	965	1,028
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35	41
5.125% 11/15/19	1,930	2,027
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (h)	70	81
Series 2008 B, 6% 11/15/37	11,000	11,467
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2002, 3.95%, tender 9/1/12 (d)	22,445	23,389
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,067
5% 7/1/18	2,125	2,240
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (h)	4,900	6,677
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (h)	2,270	2,727
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.:
(Tampa Elec. Co. Proj.) 5.1% 10/1/13	3,005	3,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	$ 4,500	$ 4,636
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,870	5,896
Series C, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,250	12,305
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	860	909
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	18,624
Series 2009 B, 5% 10/1/18	7,500	8,005
Series Three 2010 D, 5% 10/1/38	8,100	8,063
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,561
Lakeland Energy Sys. Rev. Series 2001 B, 5.5% 10/1/14 (Pre-Refunded to 10/1/11 @ 100) (h)	1,000	1,038
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,103
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (Pre-Refunded to 10/1/11 @ 101) (h)	1,265	1,326
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,025
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,379
Miami Beach Stormwater Rev. 5.375% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,013
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,067
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	3,014
Series 2003 C, 5.125% 11/15/24	1,450	1,457
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	5,503
Series 2010 B, 5% 10/1/35 (FSA Insured)	13,610	12,888
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	9,500	8,942
Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,565	$ 4,539
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2003 B:
5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,600	10,728
5.5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,400	5,462
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,782
5% 8/1/18 (AMBAC Insured)	4,000	4,254
5% 8/1/20 (AMBAC Insured)	2,500	2,615
5% 8/1/21 (AMBAC Insured)	5,095	5,257
5% 8/1/22 (AMBAC Insured)	3,325	3,367
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,033
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,279
5.25% 12/1/37 (AMBAC Insured)	1,365	1,259
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	4,738
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,050
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,902
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,169
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,196
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,700	3,710
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,056
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,233
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,124
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	3,827
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	$ 3,105	$ 3,047
5% 10/1/35 (FSA Insured)	5,000	4,834
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,298
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,856
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,044
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,903
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,793
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,815
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,265
Series 2010:
5% 10/1/25	4,140	3,932
5.25% 10/1/34	3,500	3,170
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,524
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,315
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,208
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,005
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	8,255
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,123
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (Pre-Refunded to 10/1/11 @ 101) (h)	2,150	2,251
5.375% 10/1/18 (Pre-Refunded to 10/1/11 @ 101) (h)	2,465	2,581
5.375% 10/1/19 (Pre-Refunded to 10/1/11 @ 101) (h)	2,650	2,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,805	$ 1,859
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	2,898
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,809
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,954
5.25% 7/1/16 (AMBAC Insured)	2,830	3,079
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,022
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,310
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,006
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,017
		482,100
Georgia - 3.0%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,000	5,050
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,063
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	15,025	14,320
5% 11/1/43	57,130	53,964
Series 2009 A:
6% 11/1/25	9,785	10,650
6.25% 11/1/39	10,800	11,452
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,784
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	10,200	6,594
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	627
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,511
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,925
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	$ 8,500	$ 8,616
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	5,615	3,630
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	19,400	12,542
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	12,662
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	18,045	11,666
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,604
		170,660
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	9,250	9,567
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,690	1,776
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,068
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,140	1,232
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,430	1,557
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,205	3,432
		18,632
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	4,576
6.75% 11/1/37	4,300	4,562
		9,138
Illinois - 11.7%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	1,121
0% 1/1/22 (FGIC Insured)	1,950	1,135
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,200	$ 2,588
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	15,802
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	17,760
(Neighborhoods Alive 21 Prog.):
Series 2003:
5% 1/1/33 (AMBAC Insured)	2,100	1,935
5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (h)	1,410	1,567
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100) (h)	2,000	2,217
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,150	2,173
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	749
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,284
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	11,543
5.25% 1/1/29 (FSA Insured)	435	420
Series A:
5% 1/1/42 (AMBAC Insured)	55	51
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,620	5,612
Series C:
5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,520	5,520
5.7% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,760	5,826
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,910	2,917
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,060	3,066
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,620
5.25% 1/1/19 (AMBAC Insured)	1,780	1,880
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,466
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,502
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	3,650	3,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	$ 5,000	$ 4,855
Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	5,008
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,186
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,322
5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475	476
5.5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490	491
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,670	6,759
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (h)	1,135	1,150
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,467
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,499
5% 6/1/20 (AMBAC Insured)	7,000	7,168
5% 6/1/21	2,600	2,642
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	6,134
Cicero Gen. Oblig. 5.25% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	2,769
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,631
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,797
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,436
Series 2010 A, 5.25% 11/15/33	15,150	14,775
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,806
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	5,473
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	192
5.25% 1/1/22	380	389
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	$ 1,450	$ 1,409
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,197
5.5% 5/1/23	3,000	3,196
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,075
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,285
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	29,680	17,038
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,001
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,667
5.5% 9/1/19	4,405	4,643
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	55	55
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	3,871
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	3,000
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	4,598
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	7,000	6,351
Series 2010:
5.125% 2/15/25	4,000	3,705
5.25% 2/15/30	5,500	4,981
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,273
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	7,268
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	1,831
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	2,615
6% 2/1/28 (AMBAC Insured)	1,000	1,007
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,054
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	7,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	$ 12,580	$ 11,754
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,203
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	25,348
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	12,500	11,634
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	8,477
Series 2009 D, 6.625% 11/1/39	8,000	8,270
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	5,740
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,914
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	5,550	5,721
5% 8/15/24	6,000	6,091
5.25% 5/1/25	7,000	7,035
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20	2,000	2,018
5.5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,000	13,495
5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,770
5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,125
Series 2002:
5.25% 12/1/17 (FSA Insured)	2,260	2,325
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (h)	1,300	1,378
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (h)	1,000	1,053
Series 2006, 5.5% 1/1/31	3,000	2,651
Series 2010, 5% 1/1/23 (FSA Insured)	6,600	6,284
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	2,713
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,370
6% 7/1/33	3,775	3,922
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Lutheran Gen. Health Care Sys. Proj.) Series C:
7% 4/1/14	$ 1,445	$ 1,577
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,627
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,000	14,305
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,189
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	2,790
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,087
0% 12/1/21	5,000	2,921
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity) (h)	630	586
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,210
0% 12/1/16 (Escrowed to Maturity) (h)	585	507
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,533
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	4,832
Lake County Forest Preservation District Series 2007 A, 0.552% 12/15/13 (d)	1,950	1,910
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,112
5.625% 3/1/21 (AMBAC Insured)	2,505	2,690
5.75% 3/1/19 (AMBAC Insured)	2,240	2,445
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	2,011
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,182
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	2,500
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,017
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	27,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series 2002 B, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	$ 2,000	$ 1,883
Series 2010 B1, 0% 6/15/44	19,300	2,116
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,155
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	1,937
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	710
Series 1996 A, 0% 6/15/24	3,060	1,322
Series 2002, 0% 6/15/13 (Escrowed to Maturity) (h)	4,155	4,011
Series A:
0% 6/15/13 (Escrowed to Maturity) (h)	5,415	5,233
0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,344
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210	197
0% 6/15/15 (Escrowed to Maturity) (h)	5,355	4,885
0% 6/15/15 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,645	8,050
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,030
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,229
Series 2007, 5% 11/15/14	1,000	1,036
5% 11/15/18	1,000	990
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 6% 6/1/28	3,300	3,237
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,600	11,210
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,406
5% 10/1/18	1,435	1,525
5% 10/1/20	1,290	1,330
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	13,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.: - continued
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,000	$ 5,251
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,064
Series 2009 A, 5.75% 4/1/38	7,805	8,121
Series 2010 A:
5% 4/1/25	5,125	5,125
5.25% 4/1/30	3,200	3,146
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,000	3,293
Series 2002:
0% 11/1/14 (FSA Insured)	4,300	3,884
0% 11/1/16 (FSA Insured)	6,500	5,320
0% 11/1/17 (FSA Insured)	3,200	2,442
		659,135
Indiana - 2.9%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,052
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,609
5.25% 7/15/25 (FSA Insured)	1,720	1,772
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	4,550
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,388
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,032
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,627
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	29,440
Indiana Bond Bank Series B:
5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,975
5% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635	1,654
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	7,283
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,500	3,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	$ 7,815	$ 7,837
Series 2009 A, 5.25% 11/1/39	5,300	5,222
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	7,976
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,123
5% 2/15/15	1,500	1,591
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	11,689
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	1,905	2,144
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,237
Series A5, 5%, tender 8/1/13 (d)	5,000	5,436
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,452
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,458
0% 6/1/18 (AMBAC Insured)	1,700	1,294
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,592
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,753
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,831
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,271
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (g)	10,000	10,188
Series 1995 C, 5.95% 12/1/29 (g)	2,000	1,991
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,222
5% 7/1/25	1,000	1,053
5% 7/1/26	1,325	1,384
5% 7/1/29	670	685
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B: - continued
5% 7/1/35	$ 3,000	$ 3,000
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,445
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,119
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	2,000	1,731
5.75% 9/1/42	1,000	862
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,709
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,567
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,137
		164,060
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	6,800	6,881
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	11,086
Series 2009 D, 5% 11/15/29	4,600	4,533
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/35	4,000	3,507
Leavenworth County Unified School District #453 general obligation Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,689
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,510
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,328
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,191
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	$ 1,300	$ 1,297
5% 11/15/17	2,500	2,698
		33,165
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,384
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	5,212
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,431
5% 8/15/17	3,650	4,004
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,021
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	4,718
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	22,020	22,201
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	15,881
		67,852
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,137
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,068
5.375% 6/1/32 (FGIC Insured)	1,900	1,866
5.5% 6/1/41 (FGIC Insured)	15,500	15,524
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	7,581
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,494
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,690	$ 4,656
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,491
0% 9/1/11 (AMBAC Insured)	3,080	3,030
0% 9/1/13 (AMBAC Insured)	3,350	3,037
0% 9/1/14 (AMBAC Insured)	3,165	2,714
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	953
		49,613
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	3,000	3,065
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,154
6% 7/1/38	2,700	2,883
		15,102
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,068
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,308
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,070
5% 6/1/16 (CIFG North America Insured)	1,000	1,015
5% 6/1/19 (CIFG North America Insured)	1,500	1,477
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	1,869
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,710
5.75% 7/1/13 (Escrowed to Maturity) (h)	395	421
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,704
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,244
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	$ 5,000	$ 4,953
6% 1/1/43	1,500	1,417
		29,335
Massachusetts - 3.4%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,294
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	7,613
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	5,000	5,020
Massachusetts Gen. Oblig.:
Series 2007 A, 0.762% 5/1/37 (d)	7,000	5,362
Series 2007 C:
5% 8/1/37	11,200	11,167
5.25% 8/1/22	7,700	8,518
5.25% 8/1/23	3,600	3,951
5.25% 8/1/24	9,000	9,807
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,200	3,210
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	670	704
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,890	1,834
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,260
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	9,644
Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	2,200	2,243
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	4,000	4,332
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	1,985
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	$ 29,965	$ 31,330
5% 8/15/26	10,000	10,319
5% 8/15/30	30,000	30,318
Series 2007 A:
4.5% 8/15/35	14,090	12,923
5% 8/15/22 (AMBAC Insured)	2,900	3,098
5% 8/15/37	10,400	10,369
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,950	5,969
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		190,817
Michigan - 1.9%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,116
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	4,773
Series 2006, 5% 7/1/36	20,700	18,112
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	11,007
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,540
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,801
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	4,774
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,481
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,759
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,266
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,539
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	3,300	3,636
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	$ 2,600	$ 2,436
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,005
(Mercy Health Svcs. Proj.):
Series 1996, 5.375% 8/15/26 (Escrowed to Maturity) (h)	4,750	4,760
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,011
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (h)	195	210
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,360	1,348
Series 2008 A, 6.5% 12/1/33	4,000	4,219
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	5,000	3,687
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,614
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,400	3,900
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,083
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,811
		108,888
Minnesota - 1.0%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	3,500	3,388
5% 5/1/20	1,000	1,023
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,023
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	3,725
Series 2007 A, 5% 1/1/22	5,000	5,261
Series A, 5% 1/1/12 (g)	2,000	2,072
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,248
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	$ 4,250	$ 3,660
5.25% 5/15/18	1,650	1,658
5.25% 5/15/23	2,000	1,921
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,843
5.25% 12/1/19	2,850	3,060
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,071
Series 2009, 5.75% 7/1/39	20,700	19,888
		59,052
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	1,300	1,327
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,651
		3,978
Missouri - 0.2%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,070
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,246
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	6,100	5,504
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,766
		12,586
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	3,684
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.698% 12/1/17 (d)	7,900	6,412
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,269
6% 8/15/28	3,500	3,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.): - continued
6.125% 8/15/31	$ 2,250	$ 2,322
Lancaster County Hosp. Auth. #1 Health Facilities Rev. (Immanuel Med. Ctr., Inc. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,461
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	10,000	9,837
		25,928
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,461
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,124
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,618
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,495
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,285	6,704
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,520
0% 7/1/13 (FSA Insured)	4,590	4,391
0% 7/1/14 (FSA Insured)	3,000	2,754
		30,067
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,120
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	800	806
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,104
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	4,700	4,464
		18,494
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,768
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	$ 6,000	$ 6,072
5.125% 3/1/30	5,000	5,014
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,914
5.25% 3/1/23	4,500	4,649
5.25% 3/1/25	9,900	10,163
5.25% 3/1/26	11,305	11,558
Series 2005 P, 5.125% 9/1/28	2,445	2,478
Series 2009 AA, 5.5% 12/15/29	4,000	4,164
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,016
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,415
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,330
5.25% 8/1/19 (FGIC Insured)	2,735	2,808
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	5,560	5,623
		72,972
New Mexico - 0.3%
Albuquerque Arpt. Rev. Series 1997, 6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,068
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,249
5% 12/1/18	2,000	2,208
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,269
		15,794
New York - 11.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,068
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,581
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15	7,000	7,633
5.75% 5/1/18 (FSA Insured)	3,460	3,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.): - continued
Series 2003:
5.75% 5/1/21	$ 1,575	$ 1,639
5.75% 5/1/23	1,750	1,810
Series 2004:
5.75% 5/1/16	13,120	14,648
5.75% 5/1/18	14,720	15,908
5.75% 5/1/20 (FSA Insured)	8,000	8,580
5.75% 5/1/21 (FSA Insured)	3,845	4,109
5.75% 5/1/22 (FSA Insured)	1,000	1,064
5.75% 5/1/23 (FSA Insured)	3,000	3,179
5.75% 5/1/24 (FSA Insured)	3,000	3,165
5.75% 5/1/25 (FSA Insured)	3,400	3,573
5.75% 5/1/26	5,200	5,444
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	13,116
5% 2/15/47	13,100	11,849
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	5,085
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,628
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,887
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,114
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	426
Series 2003 A:
5.5% 8/1/20	7,040	7,570
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100) (h)	960	1,072
Series 2008 A1, 5.25% 8/15/27	9,940	10,325
Series 2008 D1, 5.125% 12/1/22	5,000	5,421
Series 2009 I-1, 5.625% 4/1/29	3,600	3,822
Series B, 5.75% 8/1/14 (Pre-Refunded to 8/1/12 @ 100) (h)	105	113
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,694
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,505
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2002 G, 5.125% 6/15/32	$ 2,000	$ 2,003
Series 2003 A, 5.125% 6/15/34	13,800	13,846
Series 2003 E, 5% 6/15/34	11,120	11,125
Series 2005 D, 5% 6/15/37	2,800	2,768
Series 2007 DD:
4.75% 6/15/35	7,400	7,140
4.75% 6/15/36	2,900	2,772
Series 2009 A, 5.75% 6/15/40	1,500	1,576
Series 2009 EE, 5.25% 6/15/40	10,300	10,384
Series FF 2, 5.5% 6/15/40	17,800	18,444
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,216
5.5% 7/15/38	1,600	1,679
5.625% 7/15/38	2,825	2,996
Series 2009 S3:
5.25% 1/15/34	24,000	24,345
5.375% 1/15/34	2,750	2,812
Series 2009 S4:
5.5% 1/15/39	8,800	9,194
5.75% 1/15/39	4,100	4,394
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	9,750	10,102
6% 11/1/28 (b)	7,775	8,088
Series 2003 B, 5.25% 2/1/29 (b)	13,000	13,040
Series 2003 D, 5% 2/1/31	3,500	3,511
Series 2004 B:
5% 8/1/32	14,700	14,727
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (h)	15	17
5.25% 8/1/19	1,880	2,055
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,003
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (h)	120	133
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	6,000	6,016
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,635
Series A, 5% 2/15/39	4,000	3,976
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	$ 7,005	$ 7,402
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,193
5% 7/1/16	1,400	1,478
Series 2007 A, 5% 7/1/14	1,895	2,008
Series 2007 B, 5.25% 7/1/24	2,200	2,213
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	13,829
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,960
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	850
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,197
Series 2010 A, 5% 7/1/26	4,000	3,970
New York Local Govt. Assistance Corp. Series 1993 C, 5.5% 4/1/17	22,015	25,385
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	645	646
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	11,800	11,702
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	25,890
Series 2010 D, 5.25% 11/15/40	6,600	6,434
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,726
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,938
5.25% 1/1/27	12,500	13,027
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,693
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	558
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,390	6,781
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.25% 6/1/22 (AMBAC Insured)	$ 9,850	$ 10,281
5.5% 6/1/14	3,050	3,060
5.5% 6/1/15	16,735	16,789
5.5% 6/1/17	8,100	8,223
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,096
5.5% 6/1/19	4,050	4,351
Series 2003B 1C:
5.5% 6/1/14	8,910	8,939
5.5% 6/1/15	11,700	11,737
5.5% 6/1/16	4,070	4,138
5.5% 6/1/17	11,500	11,675
5.5% 6/1/18	20,000	20,956
5.5% 6/1/19	10,800	11,601
5.5% 6/1/20	2,700	2,874
5.5% 6/1/20 (FGIC Insured)	5,050	5,375
5.5% 6/1/22	10,065	10,637
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470	466
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	3,050	3,122
		643,072
New York & New Jersey - 0.5%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,406
163rd Series, 5% 7/15/35	14,800	14,811
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	10,275	10,773
		28,990
North Carolina - 1.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800	1,918
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (g)	1,200	1,224
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	1,070	1,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	$ 1,620	$ 1,759
5.25% 6/1/18 (AMBAC Insured)	1,620	1,746
5.25% 6/1/19 (AMBAC Insured)	1,540	1,651
5.25% 6/1/22 (AMBAC Insured)	1,620	1,710
5.25% 6/1/23 (AMBAC Insured)	1,620	1,706
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	1,195	1,203
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	3,600	3,952
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	10,000	9,875
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,125
5% 2/1/20	1,500	1,579
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,282
5% 10/1/21	5,690	5,900
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	7,473
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,245
Series 2010 B, 5% 1/1/20	6,700	7,196
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/36	7,500	7,321
		63,972
North Dakota - 0.6%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.):
Series 2008 D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	4,488
Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,290
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,544
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,792
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	$ 18,625	$ 19,665
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,804
5.25% 7/1/15	1,300	1,377
		35,960
Ohio - 1.2%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	15,000	10,133
Series A-2:
5.875% 6/1/47	13,000	8,544
6.5% 6/1/47	10,335	7,472
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,139
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,475
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	4,814
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A, 6% 12/1/19	4,905	4,972
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,501
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	11,300	11,329
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	9,063
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	1,005	1,013
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,750	3,676
		66,131
Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,003
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,167
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	$ 2,000	$ 2,005
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,000	2,009
5.5% 8/15/20	5,000	5,505
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/14	815	864
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,761
		21,644
Oregon - 0.4%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,633
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,263
5.25% 6/1/24 (FSA Insured)	2,605	2,920
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,392
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	957
Port Morrow Poll. Cont. Rev.:
(Pacific Northwest Proj.) Series A, 8% 7/15/11	385	396
(Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	4,723
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,043
5.5% 6/15/21 (FSA Insured)	1,060	1,216
		20,543
Pennsylvania - 1.7%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	3,081
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,503
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,282
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,427
5.5% 3/1/25 (FSA Insured)	1,400	1,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	$ 4,800	$ 5,559
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,938
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,185
Series A:
6.1% 6/1/12 (AMBAC Insured)	2,060	2,139
6.125% 6/1/14 (AMBAC Insured)	5,230	5,854
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	1,595	1,849
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	8,758
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,140
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	3,939
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	12,608
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,154
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	4,439
Ninth Series, 5.25% 8/1/40	3,750	3,460
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	7,949
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,029
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,443
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,557
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,620
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,709
		95,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 2,300	$ 2,308
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,292
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,060
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,270
Series 2006 C, 5.25% 1/1/15 (g)	5,000	5,101
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	4,600	4,793
5.75%, tender 7/1/17 (d)	8,500	8,975
Series N:
5.5% 7/1/21	5,000	5,162
5.5% 7/1/22	3,250	3,332
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	20,300	2,805
Series 2009 A, 6% 8/1/42	7,600	7,758
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	301
		52,157
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,702
5% 5/15/13 (FSA Insured)	4,000	4,266
(Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,511
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,886
5.25% 9/15/16 (AMBAC Insured)	1,815	1,973
5.25% 9/15/18 (AMBAC Insured)	1,005	1,067
		14,405
South Carolina - 1.0%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,246
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,524
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	$ 1,090	$ 1,152
5% 11/1/19	1,000	1,042
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,691
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	855	1,008
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,230
5.375% 1/1/23 (FSA Insured)	1,025	1,063
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	1,435	1,354
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,046
5% 4/1/24	4,000	3,752
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,153
5.25% 1/1/39	2,800	2,864
Series 2004 A, 5% 1/1/39	7,600	7,621
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,725
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,028
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,000	1,083
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,080	2,216
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,950	7,113
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,132
		57,043
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	911
5% 9/1/28	3,000	2,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Health & Edl. Facilities Auth. Rev.: - continued
(Sanford Health Proj.) Series 2009, 5.5% 11/1/40	$ 2,500	$ 2,450
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	525	555
		6,755
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,402
5% 12/15/12	4,500	4,749
5% 12/15/14	3,870	4,053
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,424
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	5,239
(Fort Sanders Alliance Proj.):
Series 1993, 5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310	3,499
Series C, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,140
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,349
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B:
5.75% 7/1/23 (g)	5,820	6,000
5.75% 7/1/24 (g)	2,400	2,451
Series A, 6.25% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,415	1,420
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	3,108
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2010 D, 5% 11/15/29	12,000	11,657
		64,491
Texas - 11.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	6,816
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,769
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	$ 5,000	$ 5,037
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	1,791
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,312
5.75% 1/1/34	1,500	1,298
Austin Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	7,200
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,677
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,826
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,748
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,749
5.25% 2/15/42	5,000	5,102
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,457
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	228
Birdville Independent School District 0% 2/15/13	5,000	4,869
Boerne Independent School District Series 2004, 5.25% 2/1/35	5,100	5,146
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,814
5% 8/1/20 (AMBAC Insured)	1,780	1,884
Clint Independent School District 5.5% 8/15/20	210	219
Comal Independent School District Series 2007, 5% 2/1/36	13,645	13,669
Coppell Independent School District 0% 8/15/20	2,000	1,366
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,712
5.25% 7/15/19 (FSA Insured)	4,000	4,452
Cypress-Fairbanks Independent School District Series A:
0% 2/15/13	6,425	6,257
0% 2/15/14	11,475	10,890
0% 2/15/16	9,700	8,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	$ 21,000	$ 21,039
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,274
Series A:
5% 11/1/42	14,800	13,672
5.25% 11/1/12 (g)	5,820	6,172
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,848
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,828
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,505
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,044
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,153
DeSoto Independent School District 0% 8/15/20	3,335	2,277
Duncanville Independent School District 5.65% 2/15/28	30	31
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,309
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	1,935
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,378
Grand Prairie Independent School District 0% 2/15/16	3,775	3,315
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,692
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,802
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,446
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	2,026
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,052
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,638
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(g)	2,500	2,493
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	2,300	2,251
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,000	$ 10,333
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,386
Series 2008 B, 5.25% 8/15/47	25,440	25,315
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,564
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,146
5.25% 10/1/24	1,700	1,839
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (h)	1,020	1,159
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,497
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,071
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,452
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	5,900	5,930
Houston Independent School District:
Series 2005 A, 0% 2/15/16	5,500	4,829
0% 8/15/13	9,835	9,486
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,634
0% 2/15/17	3,480	2,912
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,147
Series 2009, 5% 2/15/34	4,300	4,325
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,359
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,631
Kermit Independent School District 5.25% 2/15/37	4,130	4,227
Kingsville Independent School District 5.25% 2/15/37	3,650	3,736
Lewisville Independent School District 5% 8/15/16	305	311
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	8,811
Little Elm Independent School District 5.5% 8/15/21	60	61
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Longview Independent School District 5% 2/15/34	$ 3,000	$ 3,010
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	6,640	6,742
Series 2010:
5.25% 5/15/18 (AMBAC Insured)	1,795	1,902
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	80	88
5% 5/15/31 (AMBAC Insured)	975	965
5% 5/15/31 (Pre-Refunded to 5/15/11 @ 100) (h)	590	600
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,204
Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,067
5.25% 5/15/19 (AMBAC Insured)	1,000	1,062
5.25% 5/15/20	2,000	2,118
Mansfield Independent School District 5.5% 2/15/18	40	42
Midway Independent School District Series 2000, 0% 8/15/19	3,600	2,617
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	495	512
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,269
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,734
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,747
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,611
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	3,961
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	6,772
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,419
Series 2008 A:
6% 1/1/23	4,800	5,159
6% 1/1/24	2,000	2,140
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	5,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2009 A, 6.25% 1/1/39	$ 10,200	$ 10,353
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,050
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,276
5.375% 8/15/37	15,255	15,930
5.75% 8/15/29	1,250	1,290
Robstown Independent School District 5.25% 2/15/29	3,165	3,321
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,228
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	31
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,687
5% 7/1/17 (FSA Insured) (g)	2,765	2,920
5% 7/1/17 (FSA Insured) (g)	2,385	2,505
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,733
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,304
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,844
San Antonio Elec. & Gas Sys. Rev. Series 2008:
5% 2/1/22	2,570	2,788
5% 2/1/24	2,590	2,765
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	383
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	1,550	1,579
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,620	3,604
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,085
5.25% 2/15/22 (AMBAC Insured)	1,090	1,137
5.25% 2/15/30 (AMBAC Insured)	1,800	1,810
Socorro Independent School District Series 2001, 5.375% 8/15/18	60	61
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010:
5% 10/1/35	1,700	1,660
5% 10/1/41	8,200	7,949
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/18 (Pre-Refunded to 2/1/11 @ 100) (h)	1,250	1,255
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District: - continued
Series 2008, 5.25% 2/1/38	$ 2,000	$ 2,075
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,269
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,766
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,333
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	7,400	7,013
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,796
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,121
Series 2008, 4.75% 4/1/37	21,920	21,091
5.75% 8/1/26	3,320	3,376
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	15,622
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	7,800	7,837
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	7,300	7,277
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,338
0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,402
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	35,043
5.75% 8/15/38 (AMBAC Insured)	27,550	26,708
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	4,200	4,565
5% 4/1/23	2,320	2,480
Texas Wtr. Dev. Board Rev.:
Series 1999 B, 5.625% 7/15/21	2,745	2,751
Series B, 5.375% 7/15/16	5,000	5,013
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,432
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	$ 1,000	$ 1,103
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,225	6,662
Waller Independent School District 5.5% 2/15/37	4,920	5,095
Weatherford Independent School District 0% 2/15/33	6,985	2,091
White Settlement Independent School District:
Series 2004, 5.75% 8/15/34	3,000	3,067
5.75% 8/15/30	2,890	2,968
Williamson County Gen. Oblig.:
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (h)	60	60
5.5% 2/15/20 (Pre-Refunded to 2/15/11 @ 100) (h)	65	65
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,222
		655,655
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,237
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	1,915	2,175
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,837
5.25% 4/1/17 (FSA Insured)	4,335	4,608
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,254
		29,111
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,121
6.125% 12/1/27 (AMBAC Insured)	8,600	8,711
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,021
		15,853
Virginia - 0.2%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (King George Landfill, Inc. Proj.) Series 2003 A, 3.5%, tender 5/1/13 (d)(g)	4,050	4,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	$ 2,150	$ 2,256
6% 2/15/13 (AMBAC Insured)	1,460	1,581
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	1,800	1,754
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	3,700	3,880
		13,499
Washington - 4.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,565
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,783
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,605
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,454
Energy Northwest Elec. Rev. (#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	20,000	21,375
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,590	1,662
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,760	1,804
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,055	2,069
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,690
5.25% 12/1/36 (FSA Insured)	9,180	9,102
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	4,820
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,158
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	22,434
Series 2008, 5.75% 1/1/43	22,700	23,981
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.: - continued
Series 2009, 5.25% 1/1/42	$ 2,600	$ 2,607
Mead School District #354, Spokane County 5.375% 12/1/19 (Pre-Refunded to 6/1/14 @ 100) (h)	2,575	2,923
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,408
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,500	1,595
5.75% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,055	3,230
5.75% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,250	2,353
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	2,009
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,158
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,127
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (Pre-Refunded to 6/1/13 @ 100) (h)	2,000	2,204
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,166
Series B, 5% 7/1/28	395	408
Series R 97A:
0% 7/1/17	7,045	5,830
0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,100	6,650
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,340
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,227
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,885	5,827
Series 2010 A:
5.25% 8/15/19	3,850	4,088
5.25% 8/15/20	2,000	2,094
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,455	$ 5,641
Series 2006 D, 5.25% 10/1/33	2,000	1,969
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	7,685
5.7% 7/1/38	11,300	10,876
7% 7/1/39	3,000	3,120
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	56,550	60,283
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series A, 0% 7/1/12	4,000	3,929
		271,249
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	693
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,531
		3,224
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	3,090	3,227
Douglas County Gen. Oblig. 5.5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,035	1,065
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,353
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	2,375	2,125
5.75% 7/1/30	2,655	2,570
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,145
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,028
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	2,829
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	2,450	2,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	$ 1,480	$ 1,543
5.5% 8/15/16	1,105	1,136
		28,443
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	5,500	5,676
TOTAL MUNICIPAL BONDS (Cost $5,663,438)		5,617,413
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $6,500)	6,500	6,731
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.33% (e)(f) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $5,670,038)		5,624,244
NET OTHER ASSETS (LIABILITIES) - 0.5%		30,795
NET ASSETS - 100%		$ 5,655,039
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,210,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,017
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ -*
* Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,624,144	$ -	$ 5,624,144	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,624,244	$ 100	$ 5,624,144	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.0%
Health Care	17.7%
Transportation	10.3%
Water & Sewer	9.8%
Special Tax	9.1%
Electric Utilities	7.7%
Others* (Individually Less Than 5%)	9.4%
100.0%
*Includes cash equivalents and net other assets
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $11,049,000 of which $8,010,000 and $3,039,000 will expire in fiscal 2016 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,669,938)	$ 5,624,144
Fidelity Central Funds (cost $100)	100
Total Investments (cost $5,670,038)		$ 5,624,244
Cash		6,736
Receivable for fund shares sold		2,423
Interest receivable		78,206
Prepaid expenses		15
Other receivables		21
Total assets		5,711,645

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 32,034
Payable for fund shares redeemed	14,054
Distributions payable	7,736
Accrued management fee	1,773
Other affiliated payables	929
Other payables and accrued expenses	80
Total liabilities		56,606

Net Assets		$ 5,655,039
Net Assets consist of:
Paid in capital		$ 5,714,503
Undistributed net investment income		1,805
Accumulated undistributed net realized gain (loss) on investments		(15,475)
Net unrealized appreciation (depreciation) on investments		(45,794)
Net Assets, for 460,715 shares outstanding		$ 5,655,039
Net Asset Value, offering price and redemption price per share ($5,655,039 ÷ 460,715 shares)		$ 12.27

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2010

Investment Income
Interest		$ 271,439

Expenses
Management fee	$ 21,891
Transfer agent fees	4,717
Accounting fees and expenses	699
Custodian fees and expenses	85
Independent trustees' compensation	22
Registration fees	139
Audit	73
Legal	23
Miscellaneous	68
Total expenses before reductions	27,717
Expense reductions	(119)	27,598
Net investment income		243,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(5,712)
Change in net unrealized appreciation (depreciation) on investment securities		(88,189)
Net gain (loss)		(93,901)
Net increase (decrease) in net assets resulting from operations		$ 149,940

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 243,841	$ 220,045
Net realized gain (loss)	(5,712)	3,288
Change in net unrealized appreciation (depreciation)	(88,189)	397,561
Net increase (decrease) in net assets resulting from operations	149,940	620,894
Distributions to shareholders from net investment income	(243,604)	(219,779)
Distributions to shareholders from net realized gain	(466)	(181)
Total distributions	(244,070)	(219,960)
Share transactions Proceeds from sales of shares	1,246,482	1,554,587
Reinvestment of distributions	152,825	142,765
Cost of shares redeemed	(1,290,967)	(1,002,201)
Net increase (decrease) in net assets resulting from share transactions	108,340	695,151
Redemption fees	69	141
Total increase (decrease) in net assets	14,279	1,096,226

Net Assets
Beginning of period	5,640,760	4,544,534
End of period (including undistributed net investment income of $1,805 and undistributed net investment income of $2,222, respectively)	$ 5,655,039	$ 5,640,760
Other Information Shares
Sold	98,667	127,750
Issued in reinvestment of distributions	12,083	11,712
Redeemed	(102,871)	(82,148)
Net increase (decrease)	7,879	57,314

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 11.49	$ 12.58	$ 12.77	$ 12.82
Income from Investment Operations
Net investment incomeB	.516	.517	.515	.514	.529
Net realized and unrealized gain (loss)	(.189)	.970	(1.081)	(.125)	.068
Total from investment operations	.327	1.487	(.566)	.389	.597
Distributions from net investment income	(.516)	(.517)	(.513)	(.514)	(.527)
Distributions from net realized gain	(.001)	-G	(.011)	(.065)	(.120)
Total distributions	(.517)	(.517)	(.524)	(.579)	(.647)
Redemption fees added to paid in capitalB,G	-	-	-	-	-
Net asset value, end of period	$ 12.27	$ 12.46	$ 11.49	$ 12.58	$ 12.77
Total ReturnA	2.58%	13.14%	(4.61)%	3.13%	4.78%
Ratios to Average Net AssetsC,E
Expenses before reductions	.46%	.48%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.46%	.48%	.47%	.47%	.47%
Expenses net of all reductions	.46%	.48%	.46%	.44%	.45%
Net investment income	4.08%	4.25%	4.23%	4.08%	4.15%
Supplemental Data
Net assets, end of period (in millions)	$ 5,655	$ 5,641	$ 4,545	$ 5,141	$ 4,686
Portfolio turnover rateD	10%	10%	15%	22%F	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Gross unrealized appreciation	$ 111,834
Gross unrealized depreciation	(156,119)
Net unrealized appreciation (depreciation)	$ (44,285)
Tax Cost	$ 5,668,529

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 302
Capital loss carryforward	$ (11,049)
Net unrealized appreciation (depreciation)	$ (44,285)

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Tax-exempt Income	$ 243,604	$ 219,779
Ordinary Income	466	181
Total	$ 244,070	$ 219,960

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $752,825 and $603,459, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $77 and $42, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 4.01% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®) 1-800-544-5555

Automated line for quickest service

HIY-UANN-0211
1.787741.107

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Fidelity Ohio Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 993.40	$ 2.41
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Ohio Municipal Money Market Fund	.37%
Actual		$ 1,000.00	$ 1,000.10	$ 1.87**
HypotheticalA		$ 1,000.00	$ 1,023.34	$ 1.89**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been .52% and the expenses paid in the actual and hypothetical examples above would have been $2.62 and $2.65, respectively.

Annual Report

Fidelity Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ohio Municipal Income Fund	1.95%	3.82%	4.64%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ohio Municipal Income Fund on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Ohio Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Despite generating positive returns, tax-exempt municipal bonds lagged most taxable securities in 2010, primarily due to a significant fourth-quarter sell-off. Until then, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted during much of the period due to the popularity of "Build America Bonds" (BABs) - taxable securities allowing municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. These developments helped mask growing concerns about muni bond fundamentals, as issuers' revenue declined dramatically. In the final months of the period, the sell-off was sparked by the prospect of rising interest rates, a glut of new supply that could worsen should the BAB program end and the growing likelihood that Bush-era tax breaks would be extended into 2011. That said, the financial outlook for state issuers improved somewhat as revenues recently began to rise. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 2.38%, while the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 6.54%.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Ohio Municipal Income Fund: For the year, the fund returned 1.95%, while the Barclays Capital 4+ Year Enhanced Modified 2% Tobacco Municipal Bond Index gained 2.49%. The fund's below-index exposure to health care and housing bonds, both of which were bolstered by investors' appetite for higher-yielding tax-free securities, accounted for some of the underperformance. The fund's yield-curve positioning also detracted from its relative performance. Specifically, the fund was underweighted in intermediate securities, which outpaced the longer-term securities where the fund was overweighted. In contrast, larger-than-index exposure to bonds issued in Puerto Rico, which are free from taxes in all states, aided the fund because they also were some of the best-performing securities in the tax-free marketplace. Additionally, an underweighting in tobacco bonds proved beneficial. These securities - tax-free debt issued by states and backed by ongoing payments from major tobacco companies - rode the rally in higher-yielding munis during much of the period, but concern over riskier munis in general spurred a late-period sell-off here and caused them to lag for the full 12 months.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.1	37.2
Health Care	16.2	15.2
Education	14.0	14.0
Water & Sewer	12.3	12.4
Special Tax	4.5	4.4
Weighted Average Maturity as of December 31, 2010
		6 months ago
Years	8.6	6.8

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	7.9	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
AAA 8.4%	AAA 10.8%
AA,A 79.9%	AA,A 74.6%
BBB 7.7%	BBB 6.5%
Not Rated 2.9%	Not Rated 4.7%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Fidelity Ohio Municipal Income Fund

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,523,056
Ohio - 95.7%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,908,160
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,564,620
5% 1/1/15	1,275,000	1,327,772
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	897,143
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,616,910
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,637,531
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,102,150
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	1,400,000	1,404,298
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	3,838,569
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,111,900
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,028,040
5% 12/1/37	1,095,000	1,080,590
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,266,785
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,008,600
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	5,000,000	3,615,000
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,607,363
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,164,032
Butler County Hosp. Facilities Rev. (UC Health Proj.) Series 2010, 5.5% 11/1/40	3,000,000	2,678,670
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,696,425
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,015,000	$ 1,122,062
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,090,811
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,061,651
Cincinnati City School District:
5.25% 6/1/16 (Pre-Refunded to 12/1/12 @ 100) (c)	1,500,000	1,628,355
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,467,280
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,014,340
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	476,100
5% 12/1/20	1,240,000	1,369,642
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	6,500,000	6,567,730
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,675,245
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,221,506
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,262,592
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,325,301
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,046,790
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,412,622
5.25% 12/1/19 (FSA Insured)	1,045,000	1,118,798
5.25% 12/1/23 (FSA Insured)	1,000,000	1,051,750
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,844,045
Cleveland Pub. Pwr. Sys. Rev.:
Series 2010:
5% 11/15/15	2,335,000	2,590,402
5% 11/15/16	1,820,000	2,024,586
Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,361,949
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,599,958
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	4,767,700
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680,000	1,717,884
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Wtrwks. Rev.: - continued
(First Mtg. Prog.):
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 45,000	$ 45,145
Series 2007 O, 5% 1/1/37	3,200,000	3,209,824
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	5,000,000	5,545,950
Series 2009 B:
5% 12/1/26	1,805,000	1,881,315
5% 12/1/28	3,105,000	3,197,063
5% 12/1/29	1,000,000	1,025,240
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,595,295
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,179,455
5% 8/1/27	1,200,000	1,220,088
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,378,520
0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,372,516
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,162,587
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	4,989,278
Dublin City School District 5% 12/1/21	1,200,000	1,326,828
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,367,895
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	800,000	886,072
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,269,508
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,239,771
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	5,910,218
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,207,200
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	4,918,200
Series A:
5% 11/1/15	260,000	287,726
5% 11/1/16	265,000	293,856
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	$ 1,845,000	$ 1,920,627
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,008,100
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	2,736,270
Hamilton City School District 5% 12/1/34	2,000,000	1,867,880
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,125,201
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,148,756
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,303,157
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,196,975
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,150,571
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,942,476
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,674,027
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,796,486
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	945,216
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (Assured Guaranty Corp. Insured)	2,500,000	2,475,375
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,051,840
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,317,689
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,068,870
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,170
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,461,660
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,285,000	$ 2,296,722
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,491,784
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,212,094
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,067,600
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,007,380
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,116,427
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,470,542
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,167,203
5% 8/15/15	1,160,000	1,204,393
5% 8/15/16	1,260,000	1,317,557
5% 8/15/17	1,000,000	1,032,310
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,306,845
0% 12/1/16 (FSA Insured)	1,200,000	1,003,572
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/11	2,075,000	2,082,844
5.5% 2/15/12	150,000	155,015
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,749,232
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (Pre-Refunded to 12/1/12 @ 100) (c)	2,985,000	3,254,516
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,207,663
5% 11/15/38	1,090,000	1,031,979
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,266,905
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,015,940
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,209,348
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (c)	9,000,000	4,943,340
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,044,880
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	$ 115,000	$ 112,783
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	82,487
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	23,932
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,349,514
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,517,161
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	4,966,800
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	2,500,000	2,678,400
Series A, 6% 12/1/19	1,470,000	1,489,963
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,679,900
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,053,060
Bonds (Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (a)	1,950,000	2,003,040
Series 2008 D2, 5.25%, tender 11/12/13 (a)	2,000,000	2,191,580
Series A, 6.25% 11/15/39	2,250,000	2,305,440
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,267,584
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,262,539
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	552,525
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (a)(b)	2,000,000	2,130,420
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	1,855,263
Series 2010 A, 5% 10/1/24	6,030,000	6,357,670
(Juvenile Correctional Bldg. Fund Proj.) 5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,485,000	2,714,366
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,250,700
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	533,845
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,416,981
Series 2005 B, 5% 5/1/16	1,000,000	1,145,280
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	$ 1,850,000	$ 1,916,138
Series D, 5% 3/1/24	3,415,000	3,543,848
Series 2006 D, 5% 9/15/20	5,000,000	5,382,700
Series 2008 A:
5.375% 9/1/23	1,165,000	1,271,330
5.375% 9/1/28	7,210,000	7,614,406
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,781,709
Series 1994:
6.125% 10/1/15	2,000,000	2,324,920
6.25% 10/1/16	2,500,000	2,960,025
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,628,656
5.5% 1/1/43	3,500,000	3,501,995
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,083,130
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,690,573
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	3,615,600
Series 2010 A, 5.25% 1/15/23	2,500,000	2,525,025
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,307,339
Series 2009, 5.5% 12/1/36	5,000,000	5,012,400
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,017,850
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,278,496
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	3,000,270
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 2.25%, tender 3/1/11 (a)	2,000,000	2,000,020
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31 (Pre-Refunded to 12/1/12 @ 100) (c)	3,700,000	4,007,877
Series 2008 A, 5% 12/1/26	2,225,000	2,325,325
Series B, 5.25% 6/1/16	915,000	996,664
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,379,680
Series 2001 A, 5.5% 2/15/26	1,600,000	1,602,528
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Tpk. Commission Tpk. Rev.: - continued
Series 2010 A, 5% 2/15/31	$ 5,000,000	$ 4,987,150
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,115,194
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,183,515
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,568,639
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,000,000	1,066,270
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004:
5% 12/1/17	80,000	86,925
5% 12/1/17 (Pre-Refunded to 6/1/14 @ 100) (c)	3,685,000	4,144,298
Series 2005:
5.25% 6/1/18	2,610,000	3,050,150
5.25% 12/1/18	2,610,000	3,052,526
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,584,317
Series 2009 B, 5% 12/1/24	1,025,000	1,120,858
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,836,650
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,112,435
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,375,000	1,503,260
5.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,397,963
5.25% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260,000	1,425,249
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,354,156
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,329,963
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,078,580
5% 6/1/30	1,000,000	1,032,610
Series 2010, 5% 12/1/22	3,000,000	3,300,690
Series 2005 B, 0% 12/1/14	1,500,000	1,362,345
5% 6/1/18	2,000,000	2,161,540
5.25% 12/1/19	1,975,000	2,301,507
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	$ 4,025,000	$ 4,091,493
5% 12/1/36	2,700,000	2,701,539
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,000,520
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,861,441
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,027,261
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990,000	1,002,276
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,032,700
0% 12/1/17	1,250,000	983,675
5% 12/1/32	1,500,000	1,502,685
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	505,385
6.375% 11/15/30	330,000	332,693
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,147,590
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,241,131
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,513,082
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,003,990
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,509,504
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,064,199
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	472,867
5% 12/1/35 (FSA Insured)	2,500,000	2,318,800
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,759,850
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,756,202
5.25% 12/1/21	1,740,000	1,849,115
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,138,743
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	$ 4,000,000	$ 4,043,920
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,012,470
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,194,094
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,531,325
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,038,460
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,411,182
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045,000	1,048,595
5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315,000	1,319,340
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,440
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,543,665
5% 6/1/19 (AMBAC Insured)	1,520,000	1,613,632
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,055,640
5% 6/1/23 (FSA Insured)	2,000,000	2,094,360
5% 6/1/24 (FSA Insured)	2,000,000	2,076,340
Series 2010 F, 5% 6/1/32	2,000,000	1,923,640
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,150,535
Warren County Gen. Oblig.:
6.1% 12/1/12	170,000	177,963
6.65% 12/1/11	60,000	61,361
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,044,185
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,456,813
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,513,123
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,579,327
		510,378,322
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,098,500
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,021,436
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,440,205
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,055,850
Series G, 5.25% 7/1/13	1,000,000	1,041,440
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	9,300,000	1,284,981
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	116,138
0% 8/1/47 (AMBAC Insured)	1,000,000	92,050
Series 2009 A, 6% 8/1/42	1,000,000	1,020,750
Series 2010 C, 6% 8/1/39	1,800,000	1,847,340
		11,018,690
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,010,720
Series 2009 A, 6.75% 10/1/37	1,000,000	1,031,110
Series 2009 B, 5% 10/1/25	1,000,000	965,530
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,600,000	1,381,072
		4,388,432
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $524,474,679)	527,308,500
NET OTHER ASSETS (LIABILITIES) - 1.1%	5,715,972
NET ASSETS - 100%	$ 533,024,472
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.1%
Health Care	16.2%
Education	14.0%
Water & Sewer	12.3%
Others * (Individually Less Than 5%)	20.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $524,474,679)		$ 527,308,500
Cash		2,379,805
Receivable for fund shares sold		187,090
Interest receivable		4,645,845
Prepaid expenses		1,421
Other receivables		1,139
Total assets		534,523,800

Liabilities
Payable for fund shares redeemed	$ 541,023
Distributions payable	651,529
Accrued management fee	166,066
Transfer agent fee payable	74,971
Other affiliated payables	23,489
Other payables and accrued expenses	42,250
Total liabilities		1,499,328

Net Assets		$ 533,024,472
Net Assets consist of:
Paid in capital		$ 531,065,663
Undistributed net investment income		11,508
Accumulated undistributed net realized gain (loss) on investments		(886,520)
Net unrealized appreciation (depreciation) on investments		2,833,821
Net Assets, for 46,819,804 shares outstanding		$ 533,024,472
Net Asset Value, offering price and redemption price per share ($533,024,472 ÷ 46,819,804 shares)		$ 11.38

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Interest		$ 23,804,287

Expenses
Management fee	$ 2,026,403
Transfer agent fees	441,177
Accounting fees and expenses	137,810
Custodian fees and expenses	7,722
Independent trustees' compensation	2,053
Registration fees	20,847
Audit	48,238
Legal	3,278
Miscellaneous	6,264
Total expenses before reductions	2,693,792
Expense reductions	(13,973)	2,679,819
Net investment income		21,124,468
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(594,300)
Change in net unrealized appreciation (depreciation) on investment securities		(9,928,963)
Net gain (loss)		(10,523,263)
Net increase (decrease) in net assets resulting from operations		$ 10,601,205

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 21,124,468	$ 19,066,165
Net realized gain (loss)	(594,300)	537,075
Change in net unrealized appreciation (depreciation)	(9,928,963)	29,120,688
Net increase (decrease) in net assets resulting from operations	10,601,205	48,723,928
Distributions to shareholders from net investment income	(21,124,642)	(19,059,945)
Distributions to shareholders from net realized gain	(188,729)	(315,347)
Total distributions	(21,313,371)	(19,375,292)
Share transactions Proceeds from sales of shares	102,460,893	113,681,441
Reinvestment of distributions	13,933,919	13,242,068
Cost of shares redeemed	(96,159,122)	(62,614,002)
Net increase (decrease) in net assets resulting from share transactions	20,235,690	64,309,507
Redemption fees	2,198	9,552
Total increase (decrease) in net assets	9,525,722	93,667,695

Net Assets
Beginning of period	523,498,750	429,831,055
End of period (including undistributed net investment income of $11,508 and undistributed net investment income of $12,415, respectively)	$ 533,024,472	$ 523,498,750
Other Information Shares
Sold	8,766,597	9,963,353
Issued in reinvestment of distributions	1,190,981	1,159,348
Redeemed	(8,278,123)	(5,508,894)
Net increase (decrease)	1,679,455	5,613,807

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 10.87	$ 11.51	$ 11.60	$ 11.66
Income from Investment Operations
Net investment income B	.447	.455	.449	.444	.459
Net realized and unrealized gain (loss)	(.216)	.737	(.632)	(.040)	.050
Total from investment operations	.231	1.192	(.183)	.404	.509
Distributions from net investment income	(.447)	(.455)	(.449)	(.444)	(.459)
Distributions from net realized gain	(.004)	(.007)	(.008)	(.050)	(.110)
Total distributions	(.451)	(.462)	(.457)	(.494)	(.569)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.38	$ 11.60	$ 10.87	$ 11.51	$ 11.60
Total Return A	1.95%	11.11%	(1.62)%	3.59%	4.47%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.48%	.50%	.47%	.45%	.45%
Net investment income	3.82%	3.99%	4.01%	3.88%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 533,024	$ 523,499	$ 429,831	$ 424,400	$ 421,878
Portfolio turnover rate	7%	10%	11%	22%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 12/31/10	% of fund's investments 6/30/10	% of fund's investments 12/31/09
0 - 30	79.4	80.6	81.7
31 - 90	6.0	5.8	3.8
91 - 180	10.2	8.1	7.6
181 - 397	4.4	5.5	6.9
Weighted Average Maturity
	12/31/10	6/30/10	12/31/09
Fidelity Ohio Municipal Money Market Fund	38 Days	39 Days	36 Days
Ohio Tax-Free Money Market Average*	38 Days	35 Days	40 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/10	6/30/10	12/31/09
Fidelity Ohio Municipal Money Market Fund	38 Days	39 Days	n/a **

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
Variable Rate Demand Notes (VRDNs) 69.9%	Variable Rate Demand Notes (VRDNs) 72.7%
Commercial Paper (including CP Mode) 7.4%	Commercial Paper (including CP Mode) 7.4%
Tender Bonds 0.5%	Tender Bonds 0.6%
Municipal Notes 8.4%	Municipal Notes 13.5%
Fidelity Municipal Cash Central Fund 8.8%	Fidelity Municipal Cash Central Fund 4.1%
Other Investments 4.7%	Other Investments 2.9%
Net Other Assets 0.3%	Net Other Assets*** (1.2)%

* Source: iMoneyNet, Inc.
** Information not available
***Net Other Assets are not included in the pie chart.

Annual Report

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields

	1/3/11	9/27/10	6/28/10	3/29/10	12/28/09
Fidelity Ohio Municipal Money Market Fund	.01%	.01%	.01%	.01%	.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented and the performance shown would have been lower.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value
Kentucky - 0.4%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.43%, LOC Wells Fargo Bank NA, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.33%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	2,060,000	2,060,000
Trimble County Poll. Cont. Rev. Bonds 0.9% tender 1/27/11, CP mode (d)	1,400,000	1,400,000
		4,460,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.82% tender 1/13/11, CP mode	4,000,000	4,000,000
Minnesota - 0.8%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.34% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)(d)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.38%, LOC Bank of America NA, VRDN (a)(d)	4,000,000	4,000,000
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 D1, 0.36%, LOC Landesbank Baden-Wuert, VRDN (a)	6,600,000	6,600,000
Series 2008 D2, 0.36%, LOC Landesbank Baden-Wuert, VRDN (a)	1,100,000	1,100,000
		7,700,000
North Carolina - 0.9%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.37%, LOC Bank of America NA, VRDN (a)(d)	1,600,000	1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.5%, LOC Wells Fargo Bank NA, VRDN (a)(d)	7,000,000	7,000,000
		8,600,000
Ohio - 86.7%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (a)	7,400,000	7,400,000
Series 2008 D, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.): - continued
Series 2010 D, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	$ 17,900,000	$ 17,900,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	925,000	925,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.43%, tender 2/15/11 (a)	4,926,000	4,926,000
Amherst Exempted Village School District Bonds Series 2001, 5.5% 12/1/15 (Pre-Refunded to 12/1/11 @ 100) (e)	2,000,000	2,093,072
Avon Gen. Oblig. BAN:
1.25% 7/21/11	3,500,000	3,512,836
1.5% 5/11/11	2,835,000	2,844,229
Avon Local School District BAN 1.125% 12/14/11	1,255,000	1,260,262
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.36%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	380,000	380,000
Cincinnati Wtr. Sys. Rev. Bonds Series 2005 A, 5% 12/1/11	1,000,000	1,042,559
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,775,000	9,775,000
Series 2009 A, 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	17,405,000	17,405,000
Series 2009 D, 0.35%, LOC KBC Bank NV, VRDN (a)	9,425,000	9,425,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.37%, LOC Bank of America NA, VRDN (a)	26,875,000	26,875,000
Columbus City School District:
BAN 2% 12/1/11	4,670,000	4,735,041
Participating VRDN Series 1488, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,945,000	10,945,000
Columbus Gen. Oblig. Bonds Series 2009 A, 5% 7/1/11	1,655,000	1,693,443
Columbus Muni. Arpt. Auth. Rev. Series A, 0.3% 3/15/11, LOC Cr. Agricole CIB, CP	5,000,000	5,000,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 0.42%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,810,000	2,810,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,275,000	11,275,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 0.83%, LOC JPMorgan Chase Bank, VRDN (a)(d)	465,000	465,000
(Pubco Corp. Proj.) Series 2001, 0.43%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	950,000	950,000
Cuyahoga Falls Gen. Oblig. BAN 1.25% 12/8/11	2,880,000	2,892,538
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Delaware Gen. Oblig. BAN:
Series 2010, 1.5% 12/15/11	$ 4,530,000	$ 4,565,167
1.25% 4/27/11	5,875,000	5,885,761
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.):
Series 2004 A, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,330,000	10,330,000
Series 2004 B, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,915,000	6,915,000
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,665,000	3,665,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Greene County Gen. Oblig. BAN Series 2010 C, 1.5% 6/17/11	8,345,000	8,382,215
Hamilton County Econ. Dev. Rev. Participating VRDN Series Solar 06 158, 0.32% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	700,000	700,000
Hamilton County Health Care Facilities Rev.:
(Deaconess Long Term. Care, Inc. Proj.) Series 2000 A, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	8,925,000	8,925,000
(The Children's Home of Cincinnati Proj.) Series 2009, 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,715,000	8,715,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	10,405,000	10,405,000
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,730,000	8,730,000
Series 2002 I, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,170,000	14,170,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.33%, LOC Bank of New York, New York, VRDN (a)	9,780,000	9,780,000
Independence Gen. Oblig. BAN Series 2010, 1.875% 4/26/11	3,500,000	3,500,000
Kent State Univ. Revs. Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (a)	36,750,000	36,750,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.43%, LOC JPMorgan Chase Bank, VRDN (a)	11,400,000	11,400,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.63%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 2,240,000	$ 2,240,000
Lancaster Port Auth. Gas Rev. 0.34% (Liquidity Facility Royal Bank of Canada), VRDN (a)	44,945,000	44,945,000
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	8,500,000	8,500,000
Lorain County Ohio Port Auth. Rev. (Nat'l. Bronze and Metals, Inc. Proj.) Series 2009, 0.42%, LOC Bank of America NA, VRDN (a)	8,075,000	8,075,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,845,000	1,845,000
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2008 A, 0.3%, LOC UBS AG, VRDN (a)	12,350,000	12,350,000
Mahoning County Hsg. Rev. (Univ. Hsg. Corp. at Youngstown State Univ. Proj.) Series 2002, 0.36%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000,000	2,000,000
Mason City School District BAN Series 2010, 1.5% 2/3/11	3,450,000	3,453,259
Mason Gen. Oblig. BAN:
(Mason Road Proj.) 1.5% 6/29/11	1,140,000	1,144,828
Series 2010, 3% 6/29/11	1,640,000	1,659,246
1.25% 3/10/11	2,600,000	2,603,857
3% 6/29/11	3,800,000	3,844,456
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	3,440,000	3,440,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	8,455,000	8,455,000
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	2,815,000	2,815,000
Montgomery County Rev.:
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.37% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	26,900,000	26,900,000
Participating VRDN Series Putters 3622, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,195,000	4,195,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.65%, VRDN (a)	600,000	600,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(d)	19,700,000	19,700,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	9,150,000	9,150,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.32%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 4,600,000	$ 4,600,000
Series 2009 D, 0.32%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,580,000	3,580,000
Ohio Gen. Oblig.:
Bonds:
Series 2001 A, 5% 2/1/20 (Pre-Refunded to 2/1/11 @ 100) (e)	8,140,000	8,171,623
Series 2001 B, 4.75% 11/1/21 (Pre-Refunded to 11/1/11 @ 100) (e)	1,800,000	1,865,784
Series 2002 A, 5% 8/1/11	1,000,000	1,026,968
(Common Schools Proj.) Series 2005 A, 0.3%, VRDN (a)	6,855,000	6,855,000
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,500,000	6,500,000
(Cleveland Institute of Music Proj.) 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,320,000	2,320,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.42%, LOC JPMorgan Chase Bank, VRDN (a)	125,000	125,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.42%, LOC RBS Citizens NA, VRDN (a)	12,000,000	12,000,000
Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.32% tender 6/22/11, CP mode	10,200,000	10,200,000
0.36% tender 6/15/11, CP mode	10,300,000	10,300,000
Series 2008 B6, 0.32% tender 4/7/11, CP mode	7,300,000	7,300,000
(Cleveland Clinic Proj.):
Series 2008 B5, 0.42% tender 3/1/11, CP mode	12,700,000	12,700,000
Series 2008 B6, 0.34% tender 3/29/11, CP mode	23,900,000	23,900,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3551, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,080,000	3,080,000
Series Putters 3552, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,940,000	5,940,000
Series Putters 3558, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,200,000	1,200,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 0.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(f)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2002 A2, 0.3% (Liquidity Facility KBC Bank NV), VRDN (a)(d)	$ 220,000	$ 220,000
Series 2005 B1, 0.35% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	6,000,000	6,000,000
Series 2005 B2, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Series 2005 F, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	11,800,000	11,800,000
Series 2006 F, 0.3% (Liquidity Facility Citibank NA), VRDN (a)(d)	1,000,000	1,000,000
Series B, 0.3% (Liquidity Facility Citibank NA), VRDN (a)(d)	10,600,000	10,600,000
Participating VRDN:
Series Merlots 01 A78, 0.4% (Liquidity Facility Wells Fargo Bank NA) (a)(d)(f)	1,620,000	1,620,000
Series Merlots 06 A2, 0.4% (Liquidity Facility Wells Fargo Bank NA) (a)(d)(f)	3,710,000	3,710,000
Series Putters 1334, 0.49% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	15,895,000	15,895,000
Series 2004 D, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,860,000	10,860,000
Series B, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Series F, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 0.6%, LOC RBS Citizens NA, VRDN (a)(d)	700,000	700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.46%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	445,000	445,000
(Wingate at Belle Meadows Proj.) 0.34%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	7,755,000	7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.35% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,100,000	10,100,000
Participating VRDN Series BC 09 35W, 0.32% (Liquidity Facility Barclays Bank PLC) (a)(f)	7,665,000	7,665,000
Series 2006 I, 0.3% (Liquidity Facility Citibank NA), VRDN (a)(d)	7,225,000	7,225,000
Series 2006 J, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	11,200,000	11,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2006 M, 0.3% (Liquidity Facility Citibank NA), VRDN (a)(d)	$ 11,825,000	$ 11,825,000
Series 2006 N, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	21,095,000	21,095,000
Series 2008 B, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	2,200,000	2,200,000
Series 2008 H, 0.36% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Ohio Major New State Infrastructure Rev. Bonds:
Series 2007-1, 5% 6/15/11	5,285,000	5,396,482
Series 2008-1, 5% 6/15/11	3,340,000	3,408,940
Series 2010-1, 2% 6/15/11	9,900,000	9,969,953
Ohio State Univ. Gen. Receipts Bonds Series 2005 A, 5% 6/1/11	8,530,000	8,695,738
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.39%, LOC Bank of America NA, VRDN (a)(d)	5,200,000	5,200,000
Ohio Wtr. Dev. Auth. Rev.:
Bonds (Drinking Wtr. Fund Prog.) Series 2010 A, 1.5% 6/1/11	4,105,000	4,123,776
Participating VRDN Series DCL 08 046, 0.42% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	7,970,000	7,970,000
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	10,300,000	10,300,000
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	11,410,000	11,410,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	595,000	595,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,270,000	1,270,000
Stow Gen. Oblig. BAN 2% 5/6/11	3,700,000	3,717,879
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,300,000	5,300,000
Univ. of Cincinnati Gen. Receipts BAN:
Series 2010 E, 1.5% 7/21/11	5,000,000	5,024,616
Series 2010 H, 2% 12/16/11	14,210,000	14,412,713
Univ. of Toledo Gen. Receipts BAN Series 2010, 1.5% 6/1/11	8,000,000	8,025,596
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.36%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,345,000	4,345,000
Westlake Gen. Oblig. BAN Series 2010-1, 1.25% 4/21/11	4,275,000	4,284,988
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.51%, LOC RBS Citizens NA, VRDN (a)	$ 2,100,000	$ 2,100,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.43%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,255,000	1,255,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 1%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,550,000	2,550,000
		876,348,825
Pennsylvania - 0.1%
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,300,000	1,300,000
South Carolina - 0.3%
Charleston Wtrwks. & Swr. Rev. Series A, 0.38% (Liquidity Facility Bank of America NA), VRDN (a)	3,165,000	3,165,000
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,000,000	1,000,000
	Shares
Other - 8.8%
Fidelity Municipal Cash Central Fund, 0.33% (b)(c)	88,908,000	88,908,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,007,481,825)		1,007,481,825
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,492,083
NET ASSETS - 100%		$ 1,010,973,908
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 207,893
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $918,573,825)	$ 918,573,825
Fidelity Central Funds (cost $88,908,000)	88,908,000
Total Investments (cost $1,007,481,825)		$ 1,007,481,825
Cash		338,873
Receivable for fund shares sold		19,552,767
Interest receivable		1,309,716
Distributions receivable from Fidelity Central Funds		23,811
Prepaid expenses		2,716
Other receivables		159
Total assets		1,028,709,867

Liabilities
Payable for investments purchased	$ 4,797,126
Payable for fund shares redeemed	12,509,203
Distributions payable	92
Accrued management fee	266,848
Other affiliated payables	129,895
Other payables and accrued expenses	32,795
Total liabilities		17,735,959

Net Assets		$ 1,010,973,908
Net Assets consist of:
Paid in capital		$ 1,010,931,379
Accumulated undistributed net realized gain (loss) on investments		42,529
Net Assets, for 1,010,493,892 shares outstanding		$ 1,010,973,908
Net Asset Value, offering price and redemption price per share ($1,010,973,908 ÷ 1,010,493,892 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Interest		$ 3,493,432
Income from Fidelity Central Funds		207,893
Total income		3,701,325

Expenses
Management fee	$ 3,611,029
Transfer agent fees	1,345,583
Accounting fees and expenses	115,907
Custodian fees and expenses	16,886
Independent trustees' compensation	3,636
Registration fees	28,269
Audit	37,725
Legal	6,946
Miscellaneous	8,429
Total expenses before reductions	5,174,410
Expense reductions	(1,570,806)	3,603,604
Net investment income		97,721
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		50,560
Net increase in net assets resulting from operations		$ 148,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 97,721	$ 1,689,694
Net realized gain (loss)	50,560	92,975
Net increase in net assets resulting from operations	148,281	1,782,669
Distributions to shareholders from net investment income	(98,494)	(1,687,450)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,809,374,764	2,524,668,540
Reinvestment of distributions	97,561	1,668,028
Cost of shares redeemed	(2,828,100,542)	(2,721,115,399)
Net increase (decrease) in net assets and shares resulting from share transactions	(18,628,217)	(194,778,831)
Total increase (decrease) in net assets	(18,578,430)	(194,683,612)

Net Assets
Beginning of period	1,029,552,338	1,224,235,950
End of period	$ 1,010,973,908	$ 1,029,552,338

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	- D	.018	.032	.030
Distributions from net investment income	- D	- D	(.018)	(.032)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.15%	1.77%	3.22%	3.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.52%	.57%	.54%	.52%	.54%
Expenses net of fee waivers, if any	.37%	.55%	.54%	.52%	.54%
Expenses net of all reductions	.37%	.55%	.48%	.41%	.40%
Net investment income	.01%	.15%	1.75%	3.17%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010,974	$ 1,029,552	$ 1,224,236	$ 1,217,252	$ 956,450

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates fair value and are categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ 524,462,731	$ 11,791,366	$ (8,945,597)	$ 2,845,769
Fidelity Ohio Municipal Money Market Fund	1,007,481,825	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ -	$ 2,845,769
Fidelity Ohio Municipal Money Market Fund	42,735	-

The tax character of distributions paid was as follows:

December 31, 2010	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 21,124,642	$ 188,729	$ 21,313,371
Fidelity Ohio Municipal Money Market Fund	98,494	-	98,494
December 31, 2009	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 19,059,945	$ 315,347	$ 19,375,292
Fidelity Ohio Municipal Money Market Fund	1,687,450	-	1,687,450

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $72,918,371 and $35,730,783, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 2,134

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,569,540.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 7,444	$ 6,526	$ 3
Fidelity Ohio Municipal Money Market Fund	1,264	-	2

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2010, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Ohio Municipal Income Fund	$ 155,758
Fidelity Ohio Municipal Money Market Fund	$ 0

During fiscal year ended 2010, 100% of each Fund's income dividends were free from federal income tax, and 1.55% and 36.53% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Ohio Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 34% would mean that 66% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Ohio Municipal Income Fund

Annual Report

Fidelity Ohio Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Ohio Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

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Annual Report

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Annual Report

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Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 994.30	$ 2.46
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50
Fidelity Pennsylvania Municipal Money Market Fund	.31%
Actual		$ 1,000.00	$ 1,000.10	$ 1.56**
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.58**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for Pennsylvania Municipal Money Market would have been 0.50% and the expenses paid in the actual and hypothetical examples above would have been $2.52 and $2.55, respectively.

Annual Report

Fidelity® Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Pennsylvania Municipal Income Fund	2.02%	3.73%	4.47%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Pennsylvania Municipal Income Fund on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Despite generating positive returns, tax-exempt municipal bonds lagged most taxable securities in 2010, primarily due to a significant fourth-quarter sell-off. Until then, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted during much of the period due to the popularity of "Build America Bonds" (BABs) - taxable securities allowing municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. These developments helped mask growing concerns about muni bond fundamentals, as issuers' revenue declined dramatically. In the final months of the period, the sell-off was sparked by the prospect of rising interest rates, a glut of new supply that could worsen should the BAB program end and the growing likelihood that Bush-era tax breaks would be extended into 2011. That said, the financial outlook for state issuers improved somewhat as revenues recently began to rise. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 2.38%, while the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 6.54%.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund: For the 12-month period ending December 31, 2010, the fund returned 2.02%, while the Barclays Capital Pennsylvania Enhanced Municipal Bond Index gained 2.26%. The fund's relative performance was bolstered by larger-than-index exposure to intermediate-maturity zero-coupon bonds, which benefited from strong individual investor demand. Investors in "zeros" receive one payment at maturity equal to the principal invested plus the interest earned compounded semiannually, at a stated yield. An overweighting in short-maturity callable bonds - which can be redeemed by their issuer before maturity - was another plus, because they also were aided by comparatively strong demand, mostly reflecting the yield advantage these securities had compared with non-callable bonds with similar interest rate sensitivity. In contrast, larger-than-benchmark exposure to longer-maturity high-coupon callable bonds detracted due to slack demand from institutional investors. Sector selection was mixed. Overweighting the utilities and education sectors proved beneficial because they outperformed. Underweighting housing bonds detracted because these securities also performed comparatively well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.8	41.3
Transportation	14.1	12.9
Health Care	12.2	11.8
Education	10.8	10.8
Water & Sewer	9.2	7.5
Weighted Average Maturity as of December 31, 2010
		6 months ago
Years	8.5	6.0

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	7.8	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
AAA 0.1%	AAA 0.1%
AA,A 84.3%	AA,A 86.1%
BBB 11.9%	BBB 9.7%
Not Rated 2.5%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,429,688
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,079,050
Series 2010 D, 5% 1/1/30	3,500,000	3,449,355
		7,958,093
Pennsylvania - 96.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,019,840
Allegheny County:
Series C-55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,749,292
Series C-62, 5% 11/1/29	4,420,000	4,340,396
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,545,000	2,613,868
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,000,000	2,000,000
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,062,970
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,145,650
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,707,922
5.25% 3/1/32	2,000,000	2,014,340
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,766,365
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,086,600
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	2,193,646
Series 2010, 5% 6/1/40 (FSA Insured)	5,000,000	4,864,650
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,642,156
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,597,755
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Annville-Cleona School District Series 2005: - continued
6% 3/1/31 (FSA Insured)	$ 1,975,000	$ 2,090,617
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,243,300
Bethel Park School District Series 2009, 5% 8/1/29	9,000,000	8,935,110
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	256,713
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,870,000	1,801,446
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	1,988,169
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,101,200
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,555,875
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,058,800
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,100,700
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,090,440
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,081,840
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,718,152
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,175,200
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,153,436
Delaware County Auth. Univ. Rev. 5.25% 12/1/31	2,450,000	2,472,418
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,234,128
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	1,000,000	1,198,150
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	9,640,084
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,608,688
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,152,142
7.75% 4/1/25 (FSA Insured)	875,000	1,013,390
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	$ 1,750,000	$ 1,734,810
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010, 5.3% 7/1/30	1,770,000	1,685,323
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (c)	1,655,000	1,755,144
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,132,216
Hollidaysburg Area School District Series C, 5% 3/15/23 (FSA Insured)	1,015,000	1,066,166
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	754,844
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,100,763
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,398,675
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,590,615
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,306,631
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,360,956
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,144,640
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,132,640
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	896,841
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	560,165
5% 2/15/34	2,250,000	2,228,580
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,101,230
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,301,461
5.25% 8/15/18	1,450,000	1,475,390
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2010 B, 5% 5/1/22	2,145,000	2,296,630
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,859,255
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	$ 3,300,000	$ 3,324,156
6.375% 11/1/41 (b)	1,300,000	1,308,593
Bonds:
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (a)	3,100,000	3,219,412
(PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (a)	2,000,000	1,948,080
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,115,640
Pennsylvania Gen. Oblig.:
First Series 2002, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (c)	125,000	131,355
First Series 2007 A:
5% 11/1/18	4,805,000	5,479,574
5% 11/1/23	9,710,000	10,434,165
First Series 2008, 5% 5/15/27	805,000	839,679
First Series 2009, 5% 3/15/27	6,000,000	6,278,700
Second Series 2007 A, 5% 8/1/25	2,500,000	2,643,150
Second Series 2009:
5% 4/15/24	9,000,000	9,661,140
5% 4/15/25	500,000	531,650
5% 4/15/28	5,000,000	5,198,900
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,166,750
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	2,862,541
(Univ. of Pennsylvania Health Sys. Proj.) Series 2005 A, 5% 8/15/17	3,000,000	3,223,050
Series 2010 E, 5% 5/15/31	2,500,000	2,422,225
Series 2010:
5% 9/1/30	1,150,000	1,185,466
5% 9/1/31	1,025,000	1,049,385
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,088,986
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (c)	45,000	48,618
Pennsylvania State Univ.:
Series 2005:
5% 9/1/29	1,550,000	1,597,895
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania State Univ.: - continued
Series 2005:
5% 9/1/35	$ 4,485,000	$ 4,506,887
Series 2008 A, 5% 8/15/29	3,945,000	4,073,410
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,011,520
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,058,920
5.625% 6/1/14	3,595,000	3,694,725
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,935,554
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	7,929,621
5% 12/1/25 (AMBAC Insured)	7,345,000	7,469,792
5% 12/1/26 (AMBAC Insured)	3,500,000	3,549,455
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,019,080
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,156,880
Philadelphia Arpt. Rev. 5.375% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,770,000	3,770,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,571,400
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,599,855
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,050,710
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,043,220
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,803,977
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,647,428
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,914,257
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,535,256
Ninth Series, 5.25% 8/1/40	5,595,000	5,162,003
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	4,684,467
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,472,676
Series 2008 A:
5.25% 12/15/22 (FSA Insured)	4,540,000	4,780,711
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gen. Oblig.: - continued
Series 2008 A:
5.25% 12/15/32 (FSA Insured)	$ 6,000,000	$ 5,862,300
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	3,946,535
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	3,975,680
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,696,812
Philadelphia Muni. Auth. Rev. (Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	998,140
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,952,748
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	873,380
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,958,029
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,280,360
Series 2010 C, 5% 9/1/21	4,000,000	4,148,640
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	3,833,120
Series A:
5% 11/1/31 (FGIC Insured)	400,000	388,876
5% 7/1/35	4,130,000	3,983,055
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,115,560
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010, 5% 2/1/20 (FSA Insured)	1,900,000	2,044,818
Pittsburgh Gen. Oblig.:
Series 2002 A, 5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,635,409
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,210,580
5.25% 9/1/16 (FSA Insured)	3,000,000	3,337,050
Pittsburgh School District Series 2010 A, 5% 9/1/21 (Assured Guaranty Corp. Insured)	2,360,000	2,553,260
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (c)	4,455,000	4,832,294
6.5% 9/1/13 (FGIC Insured)	5,545,000	5,891,951
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,375,000	$ 3,381,008
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	934,730
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,686,600
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,652,040
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,079,200
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,838,687
5% 5/1/28 (FSA Insured)	1,000,000	1,029,580
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	3,000,000	3,032,700
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,046,080
Series 2000 C, 5% 9/15/35	2,000,000	2,002,640
Series 2009 A, 5% 9/15/16	1,150,000	1,320,752
Series 2007 B, 5.25% 9/15/28	2,500,000	2,639,050
Series 2009 B, 5.5% 9/15/24	5,250,000	5,787,548
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,938,419
West Mifflin Area School District Series 2009, 5.125% 4/1/31 (FSA Insured)	1,000,000	1,014,910
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	3,876,315
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	2,490,000	2,410,196
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,334,600
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,539,300
0% 8/15/22	6,550,000	3,520,232
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	$ 5,740,000	$ 6,124,982
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,119,316
		416,386,819
Puerto Rico - 0.4%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,044,940
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	537,870
		1,582,810
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $427,152,521)	425,927,722
NET OTHER ASSETS (LIABILITIES) - 1.2%	5,033,438
NET ASSETS - 100%	$ 430,961,160
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.8%
Transportation	14.1%
Health Care	12.2%
Education	10.8%
Water & Sewer	9.2%
Electric Utilities	8.7%
Others* (Individually Less Than 5%)	7.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $427,152,521)		$ 425,927,722
Cash		633,178
Receivable for fund shares sold		908,083
Interest receivable		5,507,710
Prepaid expenses		1,165
Other receivables		1,271
Total assets		432,979,129

Liabilities
Payable for fund shares redeemed	$ 1,180,154
Distributions payable	571,695
Accrued management fee	135,390
Other affiliated payables	89,117
Other payables and accrued expenses	41,613
Total liabilities		2,017,969

Net Assets		$ 430,961,160
Net Assets consist of:
Paid in capital		$ 432,320,034
Undistributed net investment income		8,857
Accumulated undistributed net realized gain (loss) on investments		(142,932)
Net unrealized appreciation (depreciation) on investments		(1,224,799)
Net Assets, for 40,990,318 shares outstanding		$ 430,961,160
Net Asset Value, offering price and redemption price per share ($430,961,160 ÷ 40,990,318 shares)		$ 10.51

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Interest		$ 19,735,657

Expenses
Management fee	$ 1,661,914
Transfer agent fees	414,714
Accounting fees and expenses	117,523
Custodian fees and expenses	6,792
Independent trustees' compensation	1,671
Registration fees	26,893
Audit	48,043
Legal	3,271
Miscellaneous	5,161
Total expenses before reductions	2,285,982
Expense reductions	(4,658)	2,281,324
Net investment income		17,454,333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,552,307
Change in net unrealized appreciation (depreciation) on investment securities		(12,209,214)
Net gain (loss)		(8,656,907)
Net increase (decrease) in net assets resulting from operations		$ 8,797,426

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,454,333	$ 14,690,056
Net realized gain (loss)	3,552,307	425,356
Change in net unrealized appreciation (depreciation)	(12,209,214)	19,407,990
Net increase (decrease) in net assets resulting from operations	8,797,426	34,523,402
Distributions to shareholders from net investment income	(17,451,496)	(14,683,926)
Distributions to shareholders from net realized gain	(3,009,138)	-
Total distributions	(20,460,634)	(14,683,926)
Share transactions Proceeds from sales of shares	118,061,292	140,779,407
Reinvestment of distributions	12,823,852	9,145,579
Cost of shares redeemed	(116,832,055)	(67,808,259)
Net increase (decrease) in net assets resulting from share transactions	14,053,089	82,116,727
Redemption fees	2,582	46,699
Total increase (decrease) in net assets	2,392,463	102,002,902

Net Assets
Beginning of period	428,568,697	326,565,795
End of period (including undistributed net investment income of $8,857 and undistributed net investment income of $31,368, respectively)	$ 430,961,160	$ 428,568,697
Other Information Shares
Sold	10,861,145	13,288,965
Issued in reinvestment of distributions	1,186,141	860,152
Redeemed	(10,814,866)	(6,380,197)
Net increase (decrease)	1,232,420	7,768,920

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.21	$ 10.73	$ 10.78	$ 10.80
Income from Investment Operations
Net investment income B	.418	.407	.416	.419	.433
Net realized and unrealized gain (loss)	(.197)	.569	(.497)	(.005)	(.009)
Total from investment operations	.221	.976	(.081)	.414	.424
Distributions from net investment income	(.418)	(.407)	(.416)	(.419)	(.433)
Distributions from net realized gain	(.073)	-	(.023)	(.045)	(.011)
Total distributions	(.491)	(.407)	(.439)	(.464)	(.444)
Redemption fees added to paid in capital B	- D	.001	- D	- D	- D
Net asset value, end of period	$ 10.51	$ 10.78	$ 10.21	$ 10.73	$ 10.78
Total Return A	2.02%	9.70%	(.77)%	3.94%	4.02%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.51%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.51%	.46%	.46%	.42%
Net investment income	3.85%	3.84%	3.96%	3.92%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,961	$ 428,569	$ 326,566	$ 315,463	$ 305,673
Portfolio turnover rate	19%	8%	17%	19%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 12/31/10	% of fund's investments 6/30/10	% of fund's investments 12/31/09
0 - 30	83.2	90.6	94.6
31 - 90	5.6	1.0	2.5
91 - 180	4.5	1.8	1.6
181 - 397	6.7	6.6	1.3
Weighted Average Maturity
	12/31/10	6/30/10	12/31/09
Fidelity Pennsylvania Municipal Money Market Fund	29 Days	26 Days	14 Days
Pennsylvania Tax-Free Money Market Funds Average*	27 Days	31 Days	32 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/10	6/30/10	12/31/09
Fidelity Pennsylvania Municipal Money Market Fund	29 Days	26 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
Variable Rate Demand Notes (VRDNs) 76.8%	Variable Rate Demand Notes (VRDNs) 86.2%
Commercial Paper (including CP Mode) 4.1%	Commercial Paper (including CP Mode) 0.0%
Tender Bonds 0.9%	Tender Bonds 0.9%
Municipal Notes 3.1%	Municipal Notes 1.0%
Fidelity Municipal Cash Central Fund 4.1%	Fidelity Municipal Cash Central Fund 5.6%
Other Investments 10.6%	Other Investments 8.3%
Net Other Assets 0.4%	Net Other Assets*** (2.0)%

* Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets are not included in pie chart

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields

	1/3/11	9/27/10	6/28/10	3/29/10	12/28/09
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented and the performance shown would have been lower.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value
California - 0.0%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.35% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	$ 200,000	$ 200,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.45%, LOC Bank of America NA, VRDN (a)	870,000	870,000
Florida - 0.3%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.43%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,165,000	2,165,000
Georgia - 0.5%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.5%, LOC Wells Fargo Bank NA, VRDN (a)(d)	3,040,000	3,040,000
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.42%, VRDN (a)	3,100,000	3,100,000
Kentucky - 0.4%
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.33%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	1,600,000	1,600,000
Trimble County Poll. Cont. Rev. Bonds 0.9% tender 1/27/11, CP mode (d)	1,000,000	1,000,000
		2,600,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.82% tender 1/13/11, CP mode	1,000,000	1,000,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 0.36%, LOC Bayerische Landesbank, VRDN (a)(d)	700,000	700,000
Pennsylvania - 93.1%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A:
4% 9/1/11	1,000,000	1,023,163
5% 9/1/11	3,600,000	3,707,234
Series 2010 A, 3% 5/15/11	1,250,000	1,261,062
(UPMC Health Sys. Proj.) Series 1998 B, 5.25% 11/1/11	1,950,000	2,027,848
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,110,000	3,110,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev.: - continued
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 8,750,000	$ 8,750,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,000,000	5,000,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	100,000	100,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.5%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	400,000	400,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.43%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	875,000	875,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.32%, LOC Royal Bank of Scotland PLC, VRDN (a)	10,000,000	10,000,000
Series 2005 A, 0.33%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	9,510,000	9,510,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,750,000	2,750,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 0.55%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,485,000	1,485,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A2, 0.42%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	10,000,000	10,000,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.43%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,840,000	2,840,000
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 A, 2% 5/15/11	3,475,000	3,495,473
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.31%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	13,700,000	13,700,000
Chester County Intermediate Unit Rev. Series 2003, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,405,000	2,405,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	5,980,000	5,980,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.53%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 8,000,000	$ 8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.33%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,715,000	4,715,000
Series 2008, 0.33%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,810,000	9,810,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.46%, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,705,000	6,705,000
Franklin County Indl. Dev. Auth. (Menno Haven Proj.) Series 2008, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)	9,205,000	9,205,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,600,000	6,600,000
Haverford Township School District Series 2009, 0.34%, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (a)	3,100,000	3,100,000
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.37%, LOC Bank of America NA, VRDN (a)	15,425,000	15,425,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,030,000	3,030,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.43%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,517,000	1,517,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	24,000,000	24,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Harleysville II, LP Proj.) Series 2005, 0.38%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)(d)	11,535,000	11,535,000
Series 2002 B5, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,000,000	5,000,000
Series 2002 B6, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	600,000	600,000
Series 2004 D2, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,100,000	1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1996 C, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	$ 5,855,000	$ 5,855,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2001, 5% 1/15/11	2,905,000	2,910,168
First Series 2003, 5% 1/1/12	3,000,000	3,137,290
First Series 2007, 5% 8/1/11	2,320,000	2,382,814
First Series 2010 A, 2% 2/15/11	1,000,000	1,001,978
Second Series 2005, 5.25% 1/1/12	1,065,000	1,116,387
Second Series 2008, 5% 2/15/11	1,375,000	1,382,836
Second Series, 6.25% 7/1/11	1,000,000	1,028,926
Series 2009, 3% 7/1/11	2,450,000	2,482,508
Third Series 2004, 5.25% 7/1/11	1,000,000	1,024,383
Participating VRDN:
Series Putters 3350, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,100,000	7,100,000
Series Putters 3352Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,435,000	4,435,000
Series ROC II R 11056, 0.34% (Liquidity Facility Citibank NA) (a)(f)	2,200,000	2,200,000
Series ROC II R 11505, 0.34% (Liquidity Facility Citibank NA) (a)(f)	4,200,000	4,200,000
TAN First Series 2010-2011, 2.5% 6/30/11	13,700,000	13,847,726
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.28%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Temple Univ. Proj.) Series 2010 A, 4% 4/1/11	5,525,000	5,571,762
(UPMC Health Sys. Proj.) Series 2001 A:
6% 1/15/13 (Pre-Refunded to 1/15/11 @ 101) (e)	1,495,000	1,513,170
6% 1/15/31 (Pre-Refunded to 1/15/11 @ 101) (e)	5,500,000	5,566,775
Series AK, 4% 6/15/11	1,780,000	1,809,855
( Salle Univ. Proj.) Series 2007 B, 0.42%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,390,000	3,390,000
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,660,000	7,660,000
(Drexel Univ. Proj.) Series B, 0.34%, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,875,000	11,875,000
(Holy Family Univ. Proj.) Series 2008, 0.34%, LOC TD Banknorth, NA, VRDN (a)	2,930,000	2,930,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.32%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	$ 8,520,000	$ 8,520,000
(King's College Proj.) Series 2002 J3, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	160,000	160,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.37%, LOC Bank of America NA, VRDN (a)	14,900,000	14,900,000
Bonds (Bryn Mawr College Proj.) Series 2009, 0.38%, tender 2/2/11 (a)	6,000,000	6,000,000
Participating VRDN:
ROC II R 11721, 0.35% (Liquidity Facility Citibank NA) (a)(f)	7,500,000	7,500,000
Series Putters 3583Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,060,000	6,060,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds Series 2010-111, 0.45% 9/22/11	6,500,000	6,500,000
Participating VRDN:
Series Merlots 07 C50, 0.4% (Liquidity Facility Wells Fargo Bank NA) (a)(d)(f)	1,430,000	1,430,000
Series Putters 1213 B, 0.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	745,000	745,000
Series Putters 3786 Z, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	5,000,000	5,000,000
Series 2002 74A, 0.37% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	2,600,000	2,600,000
Series 2002 75A, 0.37% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	8,100,000	8,100,000
Series 2003 77B, 0.36% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	7,575,000	7,575,000
Series 2003 79B, 0.37% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	6,450,000	6,450,000
Series 2004 81C, 0.36% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	5,000,000	5,000,000
Series 2004 83C, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,105,000	6,105,000
Series 2004 84D, 0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,600,000	6,600,000
Series 2004 86B, 0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,320,000	6,320,000
Series 2005-89, 0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	14,825,000	14,825,000
Series 2006 92B, 0.36% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	21,370,000	21,370,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2006 93B, 0.45% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	$ 500,000	$ 500,000
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.32% 2/3/11, LOC Bank of America NA, CP	15,000,000	15,000,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,035,000	5,035,000
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	6,685,000	6,685,000
Pennsylvania State Univ. Participating VRDN Series BC 10 44B, 0.35% (Liquidity Facility Barclays Bank PLC) (a)(f)	3,200,000	3,200,000
Pennsylvania Tpk. Commission Registration Fee Rev. Bonds Series 2001, 5% 7/15/31 (Pre-Refunded to 7/15/11 @ 101) (e)	6,600,000	6,830,499
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B3, 0.37%, LOC Bank of America NA, VRDN (a)	500,000	500,000
Series 2008 B4, 0.37%, LOC Bank of America NA, VRDN (a)	4,115,000	4,115,000
Series 2008 B5, 0.37%, LOC Bank of America NA, VRDN (a)	17,025,000	17,025,000
Philadelphia Arpt. Rev. Series 2005 C, 0.31%, LOC TD Banknorth, NA, VRDN (a)(d)	6,175,000	6,175,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People Northeast, Inc. Proj.) Series 2006, 0.46%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,015,000	8,015,000
(The Franklin Institute Proj.) Series 2006, 0.4%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.31%, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
Eighth Series D, 0.37%, LOC Bank of America NA, VRDN (a)	6,000,000	6,000,000
Fifth Series A2, 0.31%, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (a)	6,500,000	6,500,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev.:
Bonds (Jefferson Health Sys. Proj.) Series 2010 B, 2% 5/15/11	6,200,000	6,236,527
Participating VRDN Series ROC II R 11867, 0.35% (Liquidity Facility Citibank NA) (a)(f)	5,500,000	5,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District:
Series 2008 A1, 0.37%, LOC Bank of America NA, VRDN (a)	$ 2,400,000	$ 2,400,000
Series 2008 A4, 0.46%, LOC Bank of America NA, VRDN (a)	800,000	800,000
Series 2008 B1, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	7,100,000	7,100,000
Series 2008 B2, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	6,800,000	6,800,000
Philadelphia Wtr. & Wastewtr. Rev.:
Bonds Series 1993, 7% 6/15/11	3,000,000	3,085,381
Series 2005 B, 0.37%, LOC Bank of America NA, VRDN (a)	9,780,000	9,780,000
Pittsburgh & Allegheny County Sports & Exhibition Auth. Bonds Series 2010, 2% 2/1/11	3,420,000	3,424,836
Ridley School District Series 2009, 0.34%, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.54%, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	1,590,000	1,590,000
Union County Higher Edl. Facilities Fing. Auth. Univ. Rev. Bonds (Bucknell Univ. Proj.) Series 2010, 3% 4/1/11	1,615,000	1,625,077
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2010, 2% 5/31/11	6,700,000	6,741,951
Bonds Series C, 0.31% tender 2/9/11, CP mode	8,000,000	8,000,000
Univ. Pittsburgh Commonwealth Bonds 0.32% tender 2/2/11, CP mode	2,500,000	2,500,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	9,400,000	9,400,000
		624,327,629
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.41%, VRDN (a)(d)	1,000,000	1,000,000
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.36%, LOC Landesbank Baden-Wuert, VRDN (a)	2,000,000	2,000,000
Municipal Securities - continued
	Shares	Value
Other - 4.1%
Fidelity Municipal Cash Central Fund, 0.33% (b)(c)	27,290,000	$ 27,290,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $668,292,629)		668,292,629
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,497,051
NET ASSETS - 100%		$ 670,789,680
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 95,888
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $13,125 of which $11,336 and $1,789 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $641,002,629)	$ 641,002,629
Fidelity Central Funds (cost $27,290,000)	27,290,000
Total Investments (cost $668,292,629)		$ 668,292,629
Cash		94,266
Receivable for fund shares sold		10,020,496
Interest receivable		1,232,425
Distributions receivable from Fidelity Central Funds		6,741
Other receivables		56
Total assets		679,646,613

Liabilities
Payable for investments purchased	$ 2,000,017
Payable for fund shares redeemed	6,680,146
Distributions payable	84
Accrued management fee	176,464
Other affiliated payables	222
Total liabilities		8,856,933

Net Assets		$ 670,789,680
Net Assets consist of:
Paid in capital		$ 670,803,663
Accumulated undistributed net realized gain (loss) on investments		(13,983)
Net Assets, for 670,672,117 shares outstanding		$ 670,789,680
Net Asset Value, offering price and redemption price per share ($670,789,680 ÷ 670,672,117 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Interest		$ 1,978,119
Income from Fidelity Central Funds		95,888
Total income		2,074,007

Expenses
Management fee	$ 3,330,694
Independent trustees' compensation	2,426
Total expenses before reductions	3,333,120
Expense reductions	(1,325,746)	2,007,374
Net investment income		66,633
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(70)
Net increase in net assets resulting from operations		$ 66,563

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 66,633	$ 692,661
Net realized gain (loss)	(70)	3,088
Net increase in net assets resulting from operations	66,563	695,749
Distributions to shareholders from net investment income	(66,616)	(692,650)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,796,141,406	1,938,194,111
Reinvestment of distributions	66,009	680,764
Cost of shares redeemed	(1,803,565,907)	(2,109,666,273)
Net increase (decrease) in net assets and shares resulting from share transactions	(7,358,492)	(170,791,398)
Total increase (decrease) in net assets	(7,358,545)	(170,788,299)

Net Assets
Beginning of period	678,148,225	848,936,524
End of period	$ 670,789,680	$ 678,148,225

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.001	.018	.032	.030
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.001	.018	.032	.030
Distributions from net investment income	- D	(.001)	(.018)	(.032)	(.030)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	- D	(.001)	(.018)	(.032)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.09%	1.85%	3.25%	3.05%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.53%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.30%	.49%	.51%	.50%	.50%
Expenses net of all reductions	.30%	.49%	.46%	.40%	.38%
Net investment income	.01%	.09%	1.82%	3.20%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 670,790	$ 678,148	$ 848,937	$ 720,414	$ 539,237

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates fair value and are categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, futures transactions and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 427,149,720	$ 6,781,130	$ (8,003,128)	$ (1,221,998)
Fidelity Pennsylvania Municipal Money Market Fund	668,292,629	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 6,323	$ -	$ -	$ (1,221,998)
Fidelity Pennsylvania Municipal Money Market Fund	18,386	-	(13,125)	-

The tax character of distributions paid was as follows:

December 31, 2010	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 17,451,496	$ 3,009,138	$ 20,460,634
Fidelity Pennsylvania Municipal Money Market Fund	66,616	-	66,616
December 31, 2009	Tax-exempt Income	Total
Fidelity Pennsylvania Municipal Income Fund	$ 14,683,926	$ 14,683,926
Fidelity Pennsylvania Municipal Money Market Fund	692,650	692,650

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $102,426,164 and $83,448,257, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%	|

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 1,748

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,325,193.

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Accounting expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 4,654	$ 4

In addition, through an arrangement with the Money Market Fund's custodian, $553 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

Annual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2010, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Pennsylvania Municipal Income Fund	$3,382,669

During fiscal year ended 2010, 100% of each fund's income dividends were free from federal income tax, and 6.81% of Fidelity Pennsylvania Municipal Income Fund and 44.49% of Fidelity Pennsylvania Municipal Money Market's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Fidelity Pennsylvania Municipal Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of Fidelity Pennsylvania Municipal Income Fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Pennsylvania Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that Fidelity Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PFR-UANN-0211
1.787740.107

Fidelity®

Short-Intermediate
Municipal Income Fund

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Semia

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Intermediate Municipal Income Fund	2.02%	3.70%	3.64%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Intermediate Municipal Income Fund, a class of the fund, on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite generating positive returns, tax-exempt municipal bonds lagged most taxable securities in 2010, primarily due to a significant fourth-quarter sell-off. Until then, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted during much of the period due to the popularity of "Build America Bonds" (BABs) - taxable securities allowing municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. These developments helped mask growing concerns about muni bond fundamentals, as issuers' revenue declined dramatically. In the final months of the period, the sell-off was sparked by the prospect of rising interest rates, a glut of new supply that could worsen should the BAB program end and the growing likelihood that Bush-era tax breaks would be extended into 2011. That said, the financial outlook for state issuers improved somewhat as revenues recently began to rise. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 2.38%, while the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 6.54%.

Comments from Mark Sommer, Lead Manager of Fidelity® Short-Intermediate Municipal Income Fund: For the one-year period ending December 31, 2010, the fund's Retail Class shares returned 2.02%, while the Barclays Capital 1-6 Year Municipal Bond Index gained 2.19%. Positive results from good sector selection and yield-curve positioning were modestly offset by a larger-than-index weighting in Illinois general obligation (GO) bonds. In terms of sector selection, overweighting health care bonds, which were lifted by strong demand from yield-seeking investors, and investor-owned utility securities, aided by investors' appetite for generally high-quality munis issued by providers of essential services, bolstered the fund's relative performance. In terms of yield-curve positioning, meaning how the fund's investments were allocated across various maturities, an overweighted position in bonds with maturities of five to seven years proved beneficial because these securities outperformed two- to four-year bonds, in which the fund was underweighted. Larger-than-benchmark exposure to Illinois GOs hurt because the bonds were under significant pressure, as investors worried about the state's ability to plug its current deficit - one of the nation's highest - as well as make the tough choices necessary to address its longer-term structural deficit.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,003.20	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 1,002.40	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.43%
Actual		$ 1,000.00	$ 999.00	$ 7.21
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Class C	1.52%
Actual		$ 1,000.00	$ 998.60	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,003.80	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,004.50	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	18.1	16.4
California	9.2	8.3
Illinois	8.7	7.8
Texas	6.6	6.6
Florida	6.5	6.0
Top Five Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.8	36.6
Special Tax	13.5	12.7
Health Care	12.0	13.2
Electric Utilities	11.4	8.1
Transportation	5.4	4.7
Weighted Average Maturity as of December 31, 2010
		6 months ago
Years	3.3	3.4

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	2.7	2.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
AAA 10.4%	AAA 15.8%
AA,A 71.1%	AA,A 68.9%
BBB 5.1%	BBB 3.8%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.4%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 11.9%	Short-Term Investments and Net Other Assets 9.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 88.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,032
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	4,000	4,134
Series 2006 D, 5% 11/15/11	1,540	1,567
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (f)	3,900	3,953
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (f)	2,070	2,198
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,171
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12	750	773
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,254
		20,082
Arizona - 2.6%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,502
5% 10/1/16 (FSA Insured)	13,000	14,346
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,127
Series 2008 D:
5% 1/1/13	3,250	3,456
5% 1/1/14	2,000	2,157
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,069
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,742
Series 2008, 5.5% 9/1/13	18,780	20,395
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,156
5% 10/1/20	5,180	5,740
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	$ 4,800	$ 5,170
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,588
Series 2009 B, 5% 7/1/16	5,090	5,789
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,403
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11	1,175	1,201
5% 7/1/15 (FGIC Insured)	1,645	1,785
		102,004
California - 9.2%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,352
Series 2010 L, 5% 5/1/17	12,000	13,616
Series 2010 M, 5% 5/1/16	8,000	9,085
California Econ. Recovery:
Bonds:
Series 2008 B, 5%, tender 3/1/11 (b)(f)	6,400	6,447
Series B, 5%, tender 7/1/14 (b)	5,000	5,422
Series 2004 A:
5.25% 7/1/12	6,010	6,388
5.25% 7/1/13	2,400	2,612
Series 2008 A, 5% 1/1/11	3,000	3,000
Series 2009 A:
5% 7/1/15	3,660	3,991
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (f)	2,540	2,869
5.25% 1/1/11	870	870
5.25% 1/1/11 (Escrowed to Maturity) (f)	6,830	6,830
5.25% 7/1/13 (Escrowed to Maturity) (f)	1,185	1,313
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,366
5.25% 7/1/14	1,780	1,973
5.25% 7/1/14 (Escrowed to Maturity) (f)	520	592
California Gen. Oblig.:
5% 2/1/11	4,000	4,011
5% 2/1/11	70	70
5% 10/1/11	1,650	1,695
5% 2/1/12	1,650	1,714
5% 3/1/12	15,000	15,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 9/1/12	$ 1,700	$ 1,797
5% 10/1/12	12,600	13,352
5% 11/1/13	9,060	9,786
5.25% 2/1/11	2,465	2,472
5.5% 3/1/11 (FGIC Insured)	3,210	3,231
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	835	841
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,896
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,165
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,137
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,461
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,715
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (b)	2,100	2,162
Series 2007 A3, 2.25%, tender 4/1/12 (b)	6,500	6,625
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	1,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,809
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1%, tender 2/1/11 (b)(e)	9,400	9,400
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,369
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16	2,000	2,133
5% 3/1/17	5,405	5,676
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,469
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	15,300	16,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	$ 2,000	$ 2,201
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (f)	3,030	3,343
Series 2007 A1, 5% 6/1/12	2,570	2,648
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,535
Series 2009 B, 5% 7/1/17	12,905	14,644
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,508
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,666
Series E, 5% 7/1/11	6,075	6,203
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,199
5% 12/1/17	9,790	10,485
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,759
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,353
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,663
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,105
5% 7/1/14	1,120	1,235
5% 7/1/15	2,170	2,419
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,140
5% 7/1/18	2,000	2,192
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,135	6,401
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,809
5% 8/1/18	8,000	8,316
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	$ 1,160	$ 961
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,878
5% 5/15/15	1,845	2,068
Series 2009 B, 5% 5/15/14	7,000	7,727
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,412
Sulphur Springs Union School District Ctfs. of Prtn. Bonds 0%, tender 3/1/11 (AMBAC Insured) (b)	985	981
		360,397
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,179
5% 11/15/11 (Escrowed to Maturity) (f)	120	125
Series 2006 F:
5% 11/15/12	380	406
5% 11/15/12 (Escrowed to Maturity) (f)	845	911
Bonds Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,472
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,000	2,076
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	567
		10,736
Connecticut - 2.2%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,288
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (f)	5,000	5,198
Series 2006 F, 5% 12/1/11	23,100	24,059
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,797
Series 2009 1:
5% 2/1/14	2,500	2,759
5% 2/1/15	11,995	13,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 1,918
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,061
		86,560
District Of Columbia - 0.7%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,990
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,530
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,087
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,620
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	8,974
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,115
		25,316
Florida - 5.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,284
5% 12/1/15	4,395	4,692
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,006
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,052
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	14,733
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,442
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,213
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,706
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,991
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	$ 8,020	$ 9,020
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,511
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (f)	4,600	4,861
Series 2006 G:
5% 11/15/11	675	696
5% 11/15/11 (Escrowed to Maturity) (f)	25	26
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,583
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,650	9,014
Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,116
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,368
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	1,500	1,545
Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,869
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,117
5% 9/1/17	1,000	1,135
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,581
5% 10/1/12	7,350	7,841
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	854
5.25% 10/1/15	3,525	3,922
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,609
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,087
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,919
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,000	2,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	$ 1,500	$ 1,518
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,467
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,154
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,374
5% 10/1/16	1,000	1,062
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (f)	2,500	2,738
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,957
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,064
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,573
Polk County Cap. Impt. Rev. Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,598
Polk County Indl. Dev. Auth. Solid Waste Disp. Facility Rev. Bonds (Tampa Elec. Co. Proj.) Series 2010, 1.5%, tender 3/1/11 (b)	7,900	7,900
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,468
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,710
5% 7/1/14	2,000	2,160
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,733
5% 11/15/17	1,500	1,622
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,080
5% 10/1/15 (FSA Insured) (e)	2,920	3,091
5% 10/1/16 (FSA Insured) (e)	6,000	6,327
5% 10/1/17 (FSA Insured) (e)	5,000	5,250
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,275
		227,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)	$ 6,600	$ 6,571
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	7,600	8,049
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,089
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,650
5% 11/1/13	7,550	8,153
5% 11/1/14	7,490	8,180
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,105
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,596
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,238
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (b)	5,200	5,241
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,705	5,753
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,130
5% 1/1/14	3,000	3,244
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,841
Series 2008 D, 5.75% 1/1/19	9,000	10,141
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,544
5% 10/1/12	1,000	1,063
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,389
5% 1/1/15	1,040	1,111
5% 1/1/16	2,415	2,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009: - continued
5% 1/1/18	$ 1,530	$ 1,590
Walton County Series 2007, 5% 1/1/11 (FGIC Insured)	3,000	3,000
		102,256
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	3,900	4,234
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,708
Series DR:
5% 6/1/15	11,790	13,386
5% 6/1/16	7,645	8,781
5% 6/1/16 (Escrowed to Maturity) (f)	2,895	3,354
Series DY:
5% 2/1/15	3,500	3,950
5% 2/1/16	4,000	4,574
		46,987
Illinois - 8.3%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,560
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,560
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,710
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (f)	825	863
5.25% 1/1/12 (FSA Insured)	175	182
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,340
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (f)	3,300	3,487
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,401
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	3,625	3,625
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,641
5% 1/1/13 (FSA Insured)	4,000	4,246
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,068
Series 2010 E:
5% 1/1/15 (e)	4,000	4,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2010 E:
5% 1/1/16 (e)	$ 1,500	$ 1,601
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,212
Chicago Park District Gen. Oblig.:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,515
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	5,750
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,943
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19	2,500	2,618
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	4,013
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,837
Illinois Edl. Facilities Auth. Revs. Bonds:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)(f)	12,800	12,871
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (b)	2,785	2,834
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,040
(The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,468
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,363
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	600
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	3,000	3,053
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,486
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,656
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	786
5% 7/1/13	415	443
5% 7/1/15	1,000	1,081
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,231
5% 5/15/17	3,520	3,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	$ 2,000	$ 2,052
5% 5/1/14	2,000	2,053
5.75% 5/1/19	2,650	2,631
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,279
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,788
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,108
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,121
Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,200
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,452
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,014
5.5% 4/1/11 (FSA Insured)	3,700	3,735
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,534
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,594
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	6,869
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,605
Series 2004 A, 5% 3/1/11	8,435	8,480
Series 2004 B, 5% 3/1/14	15,500	16,321
Series 2004, 5% 11/1/16	11,000	11,525
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,197
5% 4/1/17 (AMBAC Insured)	8,050	8,360
Series 2007 A, 5.5% 6/1/15	1,000	1,073
Series 2007 B, 5% 1/1/17	9,835	10,242
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	21,047
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/16 (FSA Insured)	$ 2,325	$ 2,460
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (f)	8,500	8,630
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,241
4.5% 6/15/17	6,075	6,263
Series 2010, 5% 6/15/15	8,800	9,650
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,373
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (f)	1,600	1,689
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (f)	580	522
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,281
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,365
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,075
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,366
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,496
Series A, 0% 6/15/14 (Escrowed to Maturity) (f)	8,625	8,123
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	616
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,658
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,388
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,099
0% 4/1/14	2,350	2,182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	$ 1,900	$ 1,716
0% 11/1/16 (FSA Insured)	2,975	2,435
		323,429
Indiana - 2.6%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,001
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/11 (FSA Insured)	1,910	1,912
5% 1/15/12 (FSA Insured)	1,990	2,071
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,346
5.25% 1/10/12 (FSA Insured)	1,355	1,413
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,293
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,507
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,730
5% 5/1/15	6,420	6,896
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,367
5% 12/1/15	2,135	2,336
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,951
Series 2010 A, 5% 2/1/17	2,800	3,212
5% 7/1/14	2,500	2,752
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,175
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (b)	4,100	4,184
Series A2, 3.75%, tender 2/1/12 (b)	7,500	7,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (f)	$ 5,000	$ 5,356
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,582
5% 10/1/17	5,000	5,535
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,171
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,044
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,091
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,143
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,692
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,001
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	542
5% 7/1/15	315	358
5% 7/1/16	500	574
Series Z-1:
5% 7/1/16	1,215	1,395
5% 7/1/17	1,000	1,144
5% 7/1/18	1,500	1,711
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	1,600	1,616
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,169
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,103
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,292
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
West Clark 2000 School Bldg. Corp. Series 2005: - continued
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,125	$ 1,152
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,202
		100,832
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,357
5% 7/1/16	1,335	1,443
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,853
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (f)	3,200	3,247
		8,900
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	637
5% 11/15/15	625	697
5% 11/15/16	875	977
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	723
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	569
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	1,600	1,640
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (f)	10,280	10,383
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,177
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,618
5% 11/15/15	6,245	6,829
5% 11/15/16	5,410	5,914
		33,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	$ 750	$ 786
4% 2/1/15	1,495	1,564
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,336
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,409
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	522
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 2.25%, tender 3/1/11 (b)	10,000	10,000
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,789
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,547
		28,953
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,060	2,113
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,713
5% 7/1/16	2,000	2,137
Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	2,955
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,073
		13,031
Maryland - 1.2%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D, 5% 7/1/11 (AMBAC Insured)	1,985	2,030
Maryland Gen. Oblig. Second Series B:
5.25% 8/15/15	13,705	15,907
5.25% 8/15/16	16,100	18,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	$ 2,400	$ 2,582
5% 7/1/14	3,500	3,797
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,449
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,925
		47,638
Massachusetts - 2.0%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,109
5% 5/15/16	4,400	5,005
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,556
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	475	483
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,600
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,628
4% 7/1/16	1,000	1,087
5% 7/1/13	1,000	1,092
Series Q2:
4% 7/1/15	1,170	1,270
4% 7/1/16	1,000	1,087
5% 7/1/13	1,100	1,201
5% 7/1/14	1,080	1,200
5% 7/1/17	1,370	1,556
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,012
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	5,000	5,000
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (f)	8,100	8,694
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,495	2,689
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (b)	$ 1,000	$ 1,020
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,580
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,200	1,242
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,100	2,165
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (e)	1,000	992
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,560
5% 12/15/13 (FSA Insured)	2,000	2,209
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (f)	8,350	8,660
		79,697
Michigan - 2.4%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,671
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,275
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,295
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,887
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,141
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,214
Detroit Swr. Disp. Rev. Series 2006 D, 0.794% 7/1/32 (b)	4,080	2,865
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,118
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,374
5% 5/1/13 (FSA Insured)	1,305	1,413
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,467
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	$ 2,200	$ 2,424
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,561
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,146
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (f)	125	130
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,445	1,498
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,574
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,741
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	10,917
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,760
5% 10/1/15	1,750	1,982
5% 10/1/15	3,250	3,681
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,752
5% 5/1/14	2,140	2,295
5% 5/1/15	1,845	1,994
5% 5/1/16	1,865	2,017
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,197
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (f)	2,260	2,455
Royal Oak City School District 5% 5/1/12	2,000	2,101
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,175
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,014
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,519
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,341
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,625
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	$ 1,000	$ 1,000
3% 1/1/12	1,000	1,017
		91,777
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,063
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,459
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,465
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	622
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,100
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/11	300	302
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,111
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	943
		9,065
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (b)(e)	1,100	1,104
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,078
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,019
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (f)	4,000	3,659
		6,860
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,850	$ 1,853
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,505
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,017
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,006
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (f)	1,050	1,110
		7,929
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,721
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,649
Series C:
4% 1/1/15	2,360	2,531
4% 1/1/16	2,195	2,356
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,298
		19,555
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2003 C, 5% 7/1/11 (AMBAC Insured) (e)	1,790	1,820
Series 2008 E:
5% 7/1/14	2,905	3,191
5% 7/1/15	3,500	3,888
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,288
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,293
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,571
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,428
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,181
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,699
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	2,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.:
Series 2002 A, 5% 4/1/11 (FSA Insured)	$ 4,015	$ 4,059
Series 2010 C, 5% 6/1/19	12,140	13,216
		82,573
New Jersey - 3.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	7,833
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,385
5% 6/15/16	6,500	7,101
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (b)(e)	8,000	8,001
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,383
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,592
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,210
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,982
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (f)	5,545	5,826
5% 3/1/15	10,400	11,428
Series 2009 BB, 5% 9/1/15	3,390	3,748
New Jersey Gen. Oblig. Series H:
5.25% 7/1/12 (FGIC Insured)	5,000	5,332
5.25% 7/1/15 (FSA Insured)	5,000	5,697
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,878
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,285	1,293
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	4,300	4,882
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	21,785
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,321
Series B, 6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,132
		128,465
New Mexico - 1.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,161
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,148
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,433
Series 2010 A1:
4% 12/1/15	3,700	3,951
4% 12/1/16	6,750	7,184
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,087
		46,964
New York - 15.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,053
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured)	1,100	1,133
5% 7/1/19 (Assured Guaranty Corp. Insured)	640	648
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,221
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2006 F, 5% 5/1/11	10,000	10,135
Series 2010 A, 5% 5/1/15	5,000	5,528
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,758
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,081
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,013
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (f)	600	630
Series 2003 F, 5.5% 12/15/11	6,725	7,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 C, 5% 8/1/12	$ 19,770	$ 21,068
Series 2005 D, 5% 8/1/12	4,925	5,248
Series 2005 F1, 5% 9/1/15	3,560	4,009
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,439
Series 2005 K:
5% 8/1/11	3,280	3,366
5% 8/1/12	4,360	4,646
Series 2008 E, 5% 8/1/12	5,000	5,328
Series 2010 C, 5% 8/1/13	7,000	7,649
Series B:
5% 8/1/14	10,000	11,106
5% 8/1/15	10,000	11,244
5.75% 8/1/14 (Pre-Refunded to 8/1/12 @ 100) (f)	50	54
Series O:
5% 6/1/12	1,770	1,874
5% 6/1/12 (Escrowed to Maturity) (f)	5,755	6,106
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,766
6% 11/1/28 (a)	44,300	46,072
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,110
Series 2007 C1, 5% 11/1/15	15,200	17,301
Series 2010 B, 5% 11/1/17	30,000	34,332
Series 2010 D:
5% 11/1/15	8,300	9,447
5% 11/1/17	10,115	11,576
Series B:
5% 11/1/11	11,060	11,463
5% 11/1/11 (Escrowed to Maturity) (f)	1,520	1,578
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	3,500	3,572
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,107
5% 3/15/13	3,545	3,851
5% 3/15/14	3,745	4,144
5% 3/15/15	4,000	4,508
Series 2009 D:
5% 6/15/14	9,890	11,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2009 D:
5% 6/15/15	$ 16,075	$ 18,218
5% 6/15/16	9,330	10,689
Series 2010 A:
5% 2/15/14	9,850	10,872
5% 2/15/15	8,780	9,866
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	2,800	2,959
5.75% 7/1/13 (AMBAC Insured)	795	840
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	8,021
5% 8/15/14	7,755	8,648
Series 2009 A1, 5% 2/15/15	9,000	9,963
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,033
Bonds Series 2002 B, 5.25%, tender 5/15/12 (b)	16,055	16,841
Series 2008 B, 5% 7/1/15	30,000	33,791
Series 2009 A:
5% 7/1/15	12,850	14,403
5% 7/1/16	8,390	9,496
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,193
Series 2007 A, 5% 4/1/11	20,000	20,225
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,516
5% 11/15/15	2,325	2,617
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,773
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,109
5.25% 11/15/19 (FGIC Insured)	5,200	5,779
Series 2005 C, 5% 11/15/11	2,750	2,850
Series 2010 B2, 4% 11/15/14	2,830	3,023
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	25,000	24,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	$ 2,600	$ 2,823
Series 2010 A, 5% 4/1/17	1,000	1,130
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,116
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,233
Series 2009 C:
5% 12/15/15	6,500	7,460
5% 12/15/16	17,000	19,690
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,496
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	5,760	6,112
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,008
5.5% 6/1/17	6,000	6,091
Series 2003B 1C:
5.5% 6/1/15	1,300	1,304
5.5% 6/1/17	4,200	4,264
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	6,470	7,332
		611,139
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,200	1,202
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,299
		5,501
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/11	750	751
5% 1/15/12	400	417
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,697
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg County Pub. Facilities Corp. Series 2009: - continued
5% 3/1/18	$ 1,500	$ 1,706
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,613
5% 11/1/15 (FSA Insured)	1,600	1,730
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,354
5% 1/1/16	6,035	6,605
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,405
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,665
5% 6/1/16	1,000	1,110
5% 6/1/17	3,220	3,553
5% 6/1/18	3,820	4,188
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,100
		39,894
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,614
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,953
		3,567
Ohio - 2.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,000
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,429
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,093
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (Assured Guaranty Corp. Insured)	760	841
5% 6/1/16 (Assured Guaranty Corp. Insured)	1,105	1,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010: - continued
5% 6/1/17 (Assured Guaranty Corp. Insured)	$ 1,160	$ 1,299
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	2,700	2,773
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	9,000	9,587
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,402
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,591
5% 10/1/15	6,505	7,267
Series 2010 C:
4% 10/1/15	3,200	3,486
5% 10/1/16	1,250	1,423
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,274
5% 10/1/15	4,535	5,067
Series 2010 A, 5% 10/1/15	1,185	1,344
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	2,993
Series 2010 B, 5% 9/15/15	19,080	21,742
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,930
Series 2010 A, 5% 8/1/17	3,290	3,786
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,218
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	539
5% 1/15/17	1,000	1,064
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,738
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	4,100	4,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	$ 1,950	$ 2,057
5% 12/1/13	875	934
5% 12/1/14	2,275	2,442
		112,924
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	995
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,131
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,858
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,840
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	425
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,054
		21,303
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,700
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	5,300	5,288
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,015
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,062
5% 3/15/14	595	639
5% 3/15/15	2,500	2,704
5% 3/15/16	1,750	1,896
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,063
		20,367
Pennsylvania - 4.4%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,407
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Arpt. Auth. Rev. Series A: - continued
5% 1/1/15 (FSA Insured) (e)	$ 1,000	$ 1,041
5% 1/1/16 (FSA Insured) (e)	1,000	1,037
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,300	1,327
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,979
Series 2008 B, 5% 6/15/14	1,385	1,510
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,476
5% 8/15/14	1,955	2,140
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,870
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,081
5% 7/1/17	1,255	1,344
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,359
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,960
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,140
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,249
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,643
5% 8/1/12 (FSA Insured)	5,000	5,257
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,840
5% 12/15/15 (FSA Insured)	5,000	5,488
5% 12/15/16 (FSA Insured)	7,275	8,037
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,520
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,181
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2010 C:
5% 9/1/15	$ 13,200	$ 14,477
5% 9/1/16	13,610	14,934
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,488
5% 6/15/16	6,000	6,608
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (Assured Guaranty Corp. Insured)	4,580	4,998
5% 2/1/16 (Assured Guaranty Corp. Insured)	5,620	6,140
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,339
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,691
Series 2010 A:
4% 9/1/15 (Assured Guaranty Corp. Insured)	1,450	1,554
5% 9/1/16 (Assured Guaranty Corp. Insured)	1,685	1,890
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,672
5% 11/15/14	4,690	5,144
5% 11/15/15	2,420	2,671
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,317
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (f)	2,355	2,302
		172,656
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/11	1,040	1,076
5% 12/1/12	1,000	1,054
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,847
Series Q, 5% 6/1/11	4,825	4,898
		12,875
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	$ 2,010	$ 2,245
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,442
		12,098
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,170
5% 2/1/17	2,300	2,473
		4,643
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	688
5% 9/1/15	680	751
5% 9/1/16	500	550
5% 9/1/17	490	533
		2,522
Tennessee - 0.5%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (f)	2,005	2,042
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,061
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,633
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,839
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,030
5% 7/1/17	1,100	1,225
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,445
		17,275
Texas - 6.6%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	$ 1,420	$ 1,492
Series 2006 B:
6% 1/1/12	500	513
6% 1/1/13	1,270	1,322
Austin Elec. Util. Sys. Rev.:
Series 2007, 5% 11/15/11 (FSA Insured)	4,000	4,153
Series A, 5% 11/15/15	1,000	1,131
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,684
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,557
Birdville Independent School District 0% 2/15/11	5,000	4,997
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,470
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,015
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,537
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,148
Corpus Christi Independent School District 4% 8/15/14	10,140	11,009
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,090
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,770
5% 11/1/15	5,000	5,603
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,140
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,574
Series 2009, 5% 2/15/16	3,690	4,229
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,543
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,467
Series 2009:
5% 2/15/15	1,520	1,714
5% 2/15/16	1,375	1,570
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,069
5% 11/15/14	1,000	1,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A: - continued
5% 11/15/16	$ 500	$ 562
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,097
5% 8/15/14	1,075	1,198
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	2,070	2,282
5% 7/1/16	1,080	1,198
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,070
5.25% 4/15/12 (FSA Insured)	2,000	2,112
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,201
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,750
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,125
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,951
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	5,100	5,175
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,610
Humble Independent School District Series 2009, 4% 2/15/13	400	423
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,387
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,104
Keller Independent School District 5% 2/15/14	3,750	4,143
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,544
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,144
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,343
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,601
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,125	2,368
5% 5/15/16	2,360	2,649
5% 5/15/17	2,805	3,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	$ 3,140	$ 3,506
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,478
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,998
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,260
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,009
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,280
Northside Independent School District Bonds:
Series 2009, 2.1%, tender 6/1/11 (b)	4,900	4,922
1.5%, tender 8/1/12 (b)	12,500	12,578
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,620
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,779
5% 2/15/16	2,000	2,237
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,588
Spring Branch Independent School District Series 2001:
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,700	1,706
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,090	1,094
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,722
5% 11/15/12	1,950	2,089
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,400
Texas Gen. Oblig. 0% 10/1/13	6,500	6,197
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,075
5% 9/1/15	835	937
5% 9/1/16	750	841
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,555
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,908
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	$ 1,250	$ 1,256
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2009, 5%, tender 2/15/11 (b)	3,200	3,211
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,216
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,849
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,035
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,261
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,348
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,699
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,109
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (f)	15,000	16,481
		257,250
Utah - 0.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,762
0% 10/1/12 (AMBAC Insured)	3,800	3,701
0% 10/1/13 (AMBAC Insured)	3,760	3,556
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,729
		12,748
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,392
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,395
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	5,868
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,840
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 8,000	$ 8,639
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,888
		18,235
Washington - 1.1%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,214
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,680
5.25% 1/1/11 (FSA Insured)	1,935	1,935
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,474
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,280
5% 12/1/17	2,950	3,371
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,771
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,708
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,640	3,832
Series 2010 C:
5% 2/1/16 (e)	2,000	2,184
5% 2/1/17 (e)	2,500	2,715
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,287
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,933
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,020
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,145
5% 8/15/14	2,000	2,163
		43,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 1.4%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	$ 1,720	$ 1,851
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,169
Series 2009 C, 4% 5/1/14	3,365	3,643
Series 2010 1:
5% 5/1/14	5,750	6,412
5% 5/1/15	8,005	9,073
5% 5/1/16	10,000	11,464
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,241
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,550
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	896
(Mercy Alliance, Inc. Proj.) Series 2010 A, 3% 6/1/11	1,250	1,257
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,083
5% 12/15/15	1,105	1,208
5% 12/15/16	1,440	1,572
5% 12/15/17	1,540	1,658
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,016
Series 2006 A, 5% 8/15/11	1,315	1,331
		52,424
TOTAL MUNICIPAL BONDS (Cost $3,379,904)		3,439,318
Municipal Notes - 5.7%

Arizona - 0.4%
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	16,935	16,935
Florida - 0.7%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,870
North Broward Hosp. District Rev. Series 2005 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	18,500	18,500
		26,370
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.4%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	$ 17,620	$ 17,620
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3605, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	22,495	22,495
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	11,000	11,000
New York - 2.4%
Nassau Health Care Corp. Rev. Series 2009 B1, 0.28%, LOC TD Banknorth, NA, VRDN (b)	13,000	13,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	15,235	15,235
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.33% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,355	17,355
Series 2008 B7V, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	12,600	12,600
Series 2008 BAV, 0.33% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	22,730	22,730
Suffolk County Wtr. Auth. Series 2008, 0.29% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (b)	11,300	11,300
		92,220
Pennsylvania - 0.9%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) 2.25% tender 4/1/11, CP mode	15,000	15,070
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	22,500	22,500
		37,570
TOTAL MUNICIPAL NOTES (Cost $223,870)		224,210
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.33% (c)(d) (Cost $134,518)	134,517,900	$ 134,518
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $3,738,292)		3,798,046
NET OTHER ASSETS (LIABILITIES) - 2.7%		103,901
NET ASSETS - 100%		$ 3,901,947
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 474
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,663,528	$ -	$ 3,663,528	$ -
Money Market Funds	134,518	134,518	-	-
Total Investments in Securities:	$ 3,798,046	$ 134,518	$ 3,663,528	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.8%
Special Tax	13.5%
Health Care	12.0%
Electric Utilities	11.4%
Transportation	5.4%
Others* (Individually Less Than 5%)	21.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,603,774)	$ 3,663,528
Fidelity Central Funds (cost $134,518)	134,518
Total Investments (cost $3,738,292)		$ 3,798,046
Cash		70,679
Receivable for fund shares sold		4,487
Interest receivable		41,691
Distributions receivable from Fidelity Central Funds		42
Prepaid expenses		10
Other receivables		20
Total assets		3,914,975

Liabilities
Payable for fund shares redeemed	$ 9,032
Distributions payable	1,818
Accrued management fee	1,231
Distribution and service plan fees payable	118
Other affiliated payables	731
Other payables and accrued expenses	98
Total liabilities		13,028

Net Assets		$ 3,901,947
Net Assets consist of:
Paid in capital		$ 3,841,591
Distributions in excess of net investment income		(79)
Accumulated undistributed net realized gain (loss) on investments		681
Net unrealized appreciation (depreciation) on investments		59,754
Net Assets		$ 3,901,947

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2010
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($200,152 ÷ 18,847.0 shares)	$ 10.62

Maximum offering price per share (100/97.25 of $10.62)	$ 10.92
Class T: Net Asset Value and redemption price per share ($24,276 ÷ 2,289.7 shares)	$ 10.60

Maximum offering price per share (100/97.25 of $10.60)	$ 10.90
Class B: Net Asset Value and offering price per share ($2,488 ÷ 234.4 shares)A	$ 10.61

Class C: Net Asset Value and offering price per share ($76,888 ÷ 7,252.8 shares)A	$ 10.60

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,456,311 ÷ 325,988.3 shares)	$ 10.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($141,832 ÷ 13,370.4 shares)	$ 10.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2010

Investment Income
Interest		$ 107,875
Income from Fidelity Central Funds		474
Total income		108,349

Expenses
Management fee	$ 14,592
Transfer agent fees	3,618
Distribution and service plan fees	1,354
Accounting fees and expenses	617
Custodian fees and expenses	54
Independent trustees' compensation	14
Registration fees	353
Audit	54
Legal	15
Miscellaneous	43
Total expenses before reductions	20,714
Expense reductions	(222)	20,492
Net investment income		87,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,561
Change in net unrealized appreciation (depreciation) on investment securities		(16,570)
Net gain (loss)		(12,009)
Net increase (decrease) in net assets resulting from operations		$ 75,848

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 87,857	$ 72,308
Net realized gain (loss)	4,561	749
Change in net unrealized appreciation (depreciation)	(16,570)	66,473
Net increase (decrease) in net assets resulting from operations	75,848	139,530
Distributions to shareholders from net investment income	(87,839)	(72,293)
Distributions to shareholders from net realized gain	(1,494)	-
Total distributions	(89,333)	(72,293)
Share transactions - net increase (decrease)	419,774	1,429,938
Redemption fees	105	107
Total increase (decrease) in net assets	406,394	1,497,282

Net Assets
Beginning of period	3,495,553	1,998,271
End of period (including distributions in excess of net investment income of $79 and distributions in excess of net investment income of $70, respectively)	$ 3,901,947	$ 3,495,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Income from Investment Operations
Net investment incomeC	.209	.254	.298	.302	.292
Net realized and unrealized gain (loss)	(.016)	.294	.021	.118	(.001)
Total from investment operations	.193	.548	.319	.420	.291
Distributions from net investment income	(.209)	(.258)	(.300)	(.300)	(.291)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.213)	(.258)	(.300)	(.300)	(.291)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21
Total ReturnA,B	1.81%	5.34%	3.13%	4.19%	2.89%
Ratios to Average Net AssetsD.F
Expenses before reductions	.78%	.79%	.75%	.71%	.65%
Expenses net of fee waivers, if any	.78%	.78%	.75%	.71%	.65%
Expenses net of all reductions	.77%	.78%	.72%	.64%	.56%
Net investment income	1.95%	2.41%	2.90%	2.95%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$ 200	$ 169	$ 58	$ 12	$ 10
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment incomeC	.211	.255	.300	.297	.281
Net realized and unrealized gain (loss)	(.026)	.294	.029	.120	(.011)
Total from investment operations	.185	.549	.329	.417	.270
Distributions from net investment income	(.211)	(.259)	(.300)	(.297)	(.280)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.215)	(.259)	(.300)	(.297)	(.280)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total ReturnA,B	1.74%	5.36%	3.24%	4.17%	2.69%
Ratios to Average Net AssetsD,F
Expenses before reductions	.76%	.77%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.76%	.77%	.74%	.74%	.75%
Expenses net of all reductions	.75%	.77%	.72%	.69%	.66%
Net investment income	1.97%	2.42%	2.90%	2.91%	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 23	$ 15	$ 10	$ 13
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Income from Investment Operations
Net investment incomeC	.139	.186	.230	.228	.215
Net realized and unrealized gain (loss)	(.026)	.293	.029	.121	(.012)
Total from investment operations	.113	.479	.259	.349	.203
Distributions from net investment income	(.139)	(.189)	(.230)	(.229)	(.213)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.143)	(.189)	(.230)	(.229)	(.213)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20
Total ReturnA,B	1.06%	4.66%	2.54%	3.47%	2.02%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.44%	1.46%	1.43%	1.41%	1.41%
Expenses net of fee waivers, if any	1.43%	1.43%	1.43%	1.41%	1.41%
Expenses net of all reductions	1.42%	1.43%	1.40%	1.36%	1.31%
Net investment income	1.30%	1.77%	2.22%	2.23%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 2	$ 1	$ 2
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment incomeC	.129	.175	.220	.219	.204
Net realized and unrealized gain (loss)	(.026)	.303	.020	.120	(.011)
Total from investment operations	.103	.478	.240	.339	.193
Distributions from net investment income	(.129)	(.178)	(.221)	(.219)	(.203)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.133)	(.178)	(.221)	(.219)	(.203)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19
Total ReturnA,B	.96%	4.66%	2.35%	3.37%	1.92%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.52%	1.53%	1.48%	1.45%	1.41%
Net investment income	1.20%	1.67%	2.14%	2.14%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 56	$ 20	$ 6	$ 7
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment incomeB	.240	.284	.326	.323	.307
Net realized and unrealized gain (loss)	(.026)	.293	.029	.120	(.010)
Total from investment operations	.214	.577	.355	.443	.297
Distributions from net investment income	(.240)	(.287)	(.326)	(.323)	(.307)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.244)	(.287)	(.326)	(.323)	(.307)
Redemption fees added to paid in capitalB	-F	-F	.001	-F	-F
Net asset value, end of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total ReturnA	2.02%	5.64%	3.50%	4.43%	2.95%
Ratios to Average Net AssetsC,E
Expenses before reductions	.48%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.48%	.50%	.47%	.43%	.41%
Net investment income	2.24%	2.69%	3.15%	3.17%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 3,456	$ 3,153	$ 1,870	$ 1,650	$ 1,485
Portfolio turnover rateD	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Income from Investment Operations
Net investment incomeB	.235	.281	.321	.320	.306
Net realized and unrealized gain (loss)	(.015)	.293	.022	.120	-F
Total from investment operations	.220	.574	.343	.440	.306
Distributions from net investment income	(.236)	(.284)	(.324)	(.320)	(.306)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.240)	(.284)	(.324)	(.320)	(.306)
Redemption fees added to paid in capitalB	-F	-F	.001	-F	-F
Net asset value, end of period	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20
Total ReturnA	2.07%	5.61%	3.38%	4.39%	3.05%
Ratios to Average Net AssetsC,E
Expenses before reductions	.53%	.55%	.51%	.52%	.50%
Expenses net of fee waivers, if any	.53%	.53%	.51%	.52%	.50%
Expenses net of all reductions	.52%	.53%	.49%	.45%	.41%
Net investment income	2.20%	2.66%	3.13%	3.14%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 142	$ 92	$ 32	$ 5	$ 3
Portfolio turnover rateD	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010, for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,652
Gross unrealized depreciation	(11,886)
Net unrealized appreciation (depreciation)	$ 59,766

Tax Cost	$ 3,738,280

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 681
Net unrealized appreciation (depreciation)	$ 59,766

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Tax-exempt Income	87,839	72,293
Long-term Capital Gains	1,494	-
Total	$ 89,333	$ 72,293

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,007,622 and $495,839, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 551	$ 87
Class T	-%	.25%	60	-
Class B	.65%	.25%	26	18
Class C	.75%	.25%	717	405
			$ 1,354	$ 510

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 79
Class T	5
Class B*	6
Class C*	32
$ 122

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 291.13
Class T	26.11
Class B	4.14
Class C	92.13
Short-Intermediate Municipal Income	3,047.09
Institutional Class	158.13
	$ 3,618

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.43%	-*

* Amount of reimbursement totaled One hundred ninety-nine dollars.

Effective March 1, 2011 the expense limitation will be eliminated.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $54 and 168, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 4,283	$ 2,644
Class T	469	507
Class B	37	49
Class C	856	585
Short-Intermediate Municipal Income	79,576	66,990
Institutional Class	2,618	1,518
Total	$ 87,839	$ 72,293
From net realized gain
Class A	$ 83	$ -
Class T	9	-
Class B	1	-
Class C	29	-
Short-Intermediate Municipal Income	1,318	-
Institutional Class	54	-
Total	$ 1,494	$ -

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	15,494	13,598	$ 165,921	$ 143,697
Reinvestment of distributions	294	193	3,153	2,042
Shares redeemed	(12,806)	(3,555)	(137,046)	(37,636)
Net increase (decrease)	2,982	10,236	$ 32,028	$ 108,103
Class T
Shares sold	579	1,653	$ 6,203	$ 17,401
Reinvestment of distributions	32	35	346	369
Shares redeemed	(500)	(970)	(5,341)	(10,233)
Net increase (decrease)	111	718	$ 1,208	$ 7,537
Class B
Shares sold	66	196	$ 702	$ 2,063
Reinvestment of distributions	2	3	26	33
Shares redeemed	(117)	(107)	(1,248)	(1,133)
Net increase (decrease)	(49)	92	$ (520)	$ 963
Class C
Shares sold	3,620	3,929	$ 38,700	$ 41,448
Reinvestment of distributions	60	38	637	401
Shares redeemed	(1,682)	(686)	(17,979)	(7,231)
Net increase (decrease)	1,998	3,281	$ 21,358	$ 34,618
Short-Intermediate Municipal Income
Shares sold	146,127	190,743	$ 1,562,445	$ 2,011,500
Reinvestment of distributions	5,652	4,558	60,463	48,110
Shares redeemed	(122,431)	(79,620)	(1,307,777)	(839,418)
Net increase (decrease)	29,348	115,681	$ 315,131	$ 1,220,192
Institutional Class
Shares sold	11,870	8,441	$ 126,978	$ 89,141
Reinvestment of distributions	94	72	1,007	757
Shares redeemed	(7,242)	(2,973)	(77,416)	(31,373)
Net increase (decrease)	4,722	5,540	$ 50,569	$ 58,525

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities as follows:

	Pay Date	Record Date	Capital Gains
Fidelity Short-Intermediate Municipal Income Fund	02/07/2011	02/04/2011	$0.002

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 3.44% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $2,941,950, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 20% means that 80% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class B, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of each of Class A, Class T, and Class C ranked above its competitive median for 2009. The Board noted that funds and classes in the Total Mapped Group that have a similar sales load structure to each of Class T and Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, each of Class T and Class C ranked below the median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
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73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
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6326 Canoga Avenue
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Colorado

281 East Flatiron Circle
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Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

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Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
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121 Alhambra Plaza
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2948 N. Federal Highway
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Naples, FL

230 Royal Palm Way
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1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
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Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

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Chicago, IL

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Highland Park, IL

1415 West 22nd Street
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15105 S LaGrange Road
Orland Park, IL

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Schaumburg, IL

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Naperville, IL

Indiana

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Indianapolis, IN

Kansas

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Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

STM-UANN-0211
1.787742.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Short-Intermediate
Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Short-Intermediate
Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. sales charge) A	-0.99%	2.89%	3.21%
Class T (incl. sales charge) B	-1.06%	2.86%	3.15%
Class B (incl. contingent deferred sales charge) C	-1.93%	2.89%	3.17%
Class C (incl. contingent deferred sales charge) D	-0.03%	2.64%	2.85%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on July 23, 2003. Returns between July 23, 2003 and April 1, 2007 reflect a 0.15% 12b-1 fee. Returns prior to July 23, 2003 are those of Fidelity® Short-Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Fidelity Short-Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Fidelity Short-Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Fidelity Short-Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short-Intermediate Municipal Income - Class A on December 31, 2000, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Class A took place on July 23, 2003. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite generating positive returns, tax-exempt municipal bonds lagged most taxable securities in 2010, primarily due to a significant fourth-quarter sell-off. Until then, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted during much of the period due to the popularity of "Build America Bonds" (BABs) - taxable securities allowing municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. These developments helped mask growing concerns about muni bond fundamentals, as issuers' revenue declined dramatically. In the final months of the period, the sell-off was sparked by the prospect of rising interest rates, a glut of new supply that could worsen should the BAB program end and the growing likelihood that Bush-era tax breaks would be extended into 2011. That said, the financial outlook for state issuers improved somewhat as revenues recently began to rise. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 2.38%, while the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 6.54%.

Comments from Mark Sommer, Lead Manager of Fidelity Advisor® Short-Intermediate Municipal Income Fund: For the one-year period ending December 31, 2010, the fund's Class A, Class T, Class B and Class C shares returned 1.81%, 1.74%, 1.06% and 0.96%, respectively (excluding sales charges), while the Barclays Capital 1-6 Year Municipal Bond Index gained 2.19%. Positive results from good sector selection and yield-curve positioning were modestly offset by a larger-than-index weighting in Illinois general obligation (GO) bonds. In terms of sector selection, overweighting health care bonds, which were lifted by strong demand from yield-seeking investors, and investor-owned utility securities, aided by investors' appetite for generally high-quality munis issued by providers of essential services, bolstered the fund's relative performance. In terms of yield-curve positioning, meaning how the fund's investments were allocated across various maturities, an overweighted position in bonds with maturities of five to seven years proved beneficial because these securities outperformed two- to four-year bonds, in which the fund was underweighted. Larger-than-benchmark exposure to Illinois GOs hurt because the bonds were under significant pressure, as investors worried about the state's ability to plug its current deficit - one of the nation's highest - as well as make the tough choices necessary to address its longer-term structural deficit.

Comments from Mark Sommer, Lead Manager of Fidelity Advisor® Short-Intermediate Municipal Income Fund: For the one-year period ending December 31, 2010, the fund's Institutional Class shares returned 2.07%, while the Barclays Capital 1-6 Year Municipal Bond Index gained 2.19%. Positive results from good sector selection and yield-curve positioning were modestly offset by a larger-than-index weighting in Illinois general obligation (GO) bonds. In terms of sector selection, overweighting health care bonds, which were lifted by strong demand from yield-seeking investors, and investor-owned utility securities, aided by investors' appetite for generally high-quality munis issued by providers of essential services, bolstered the fund's relative performance. In terms of yield-curve positioning, meaning how the fund's investments were allocated across various maturities, an overweighted position in bonds with maturities of five to seven years proved beneficial because these securities outperformed two- to four-year bonds, in which the fund was underweighted. Larger-than-benchmark exposure to Illinois GOs hurt because the bonds were under significant pressure, as investors worried about the state's ability to plug its current deficit - one of the nation's highest - as well as make the tough choices necessary to address its longer-term structural deficit.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,003.20	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 1,002.40	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.43%
Actual		$ 1,000.00	$ 999.00	$ 7.21
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Class C	1.52%
Actual		$ 1,000.00	$ 998.60	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,003.80	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,004.50	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	18.1	16.4
California	9.2	8.3
Illinois	8.7	7.8
Texas	6.6	6.6
Florida	6.5	6.0
Top Five Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.8	36.6
Special Tax	13.5	12.7
Health Care	12.0	13.2
Electric Utilities	11.4	8.1
Transportation	5.4	4.7
Weighted Average Maturity as of December 31, 2010
		6 months ago
Years	3.3	3.4

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	2.7	2.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
AAA 10.4%	AAA 15.8%
AA,A 71.1%	AA,A 68.9%
BBB 5.1%	BBB 3.8%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.4%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 11.9%	Short-Term Investments and Net Other Assets 9.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 88.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,032
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	4,000	4,134
Series 2006 D, 5% 11/15/11	1,540	1,567
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (f)	3,900	3,953
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (f)	2,070	2,198
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,171
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12	750	773
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,254
		20,082
Arizona - 2.6%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,502
5% 10/1/16 (FSA Insured)	13,000	14,346
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,127
Series 2008 D:
5% 1/1/13	3,250	3,456
5% 1/1/14	2,000	2,157
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,069
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,742
Series 2008, 5.5% 9/1/13	18,780	20,395
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,156
5% 10/1/20	5,180	5,740
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	$ 4,800	$ 5,170
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,588
Series 2009 B, 5% 7/1/16	5,090	5,789
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,403
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11	1,175	1,201
5% 7/1/15 (FGIC Insured)	1,645	1,785
		102,004
California - 9.2%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,352
Series 2010 L, 5% 5/1/17	12,000	13,616
Series 2010 M, 5% 5/1/16	8,000	9,085
California Econ. Recovery:
Bonds:
Series 2008 B, 5%, tender 3/1/11 (b)(f)	6,400	6,447
Series B, 5%, tender 7/1/14 (b)	5,000	5,422
Series 2004 A:
5.25% 7/1/12	6,010	6,388
5.25% 7/1/13	2,400	2,612
Series 2008 A, 5% 1/1/11	3,000	3,000
Series 2009 A:
5% 7/1/15	3,660	3,991
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (f)	2,540	2,869
5.25% 1/1/11	870	870
5.25% 1/1/11 (Escrowed to Maturity) (f)	6,830	6,830
5.25% 7/1/13 (Escrowed to Maturity) (f)	1,185	1,313
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,366
5.25% 7/1/14	1,780	1,973
5.25% 7/1/14 (Escrowed to Maturity) (f)	520	592
California Gen. Oblig.:
5% 2/1/11	4,000	4,011
5% 2/1/11	70	70
5% 10/1/11	1,650	1,695
5% 2/1/12	1,650	1,714
5% 3/1/12	15,000	15,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 9/1/12	$ 1,700	$ 1,797
5% 10/1/12	12,600	13,352
5% 11/1/13	9,060	9,786
5.25% 2/1/11	2,465	2,472
5.5% 3/1/11 (FGIC Insured)	3,210	3,231
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	835	841
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,896
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,165
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,137
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,461
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,715
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (b)	2,100	2,162
Series 2007 A3, 2.25%, tender 4/1/12 (b)	6,500	6,625
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	1,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,809
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1%, tender 2/1/11 (b)(e)	9,400	9,400
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,369
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16	2,000	2,133
5% 3/1/17	5,405	5,676
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,469
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	15,300	16,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	$ 2,000	$ 2,201
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (f)	3,030	3,343
Series 2007 A1, 5% 6/1/12	2,570	2,648
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,535
Series 2009 B, 5% 7/1/17	12,905	14,644
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,508
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,666
Series E, 5% 7/1/11	6,075	6,203
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,199
5% 12/1/17	9,790	10,485
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,759
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,353
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,663
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,105
5% 7/1/14	1,120	1,235
5% 7/1/15	2,170	2,419
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,140
5% 7/1/18	2,000	2,192
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,135	6,401
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,809
5% 8/1/18	8,000	8,316
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	$ 1,160	$ 961
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,878
5% 5/15/15	1,845	2,068
Series 2009 B, 5% 5/15/14	7,000	7,727
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,412
Sulphur Springs Union School District Ctfs. of Prtn. Bonds 0%, tender 3/1/11 (AMBAC Insured) (b)	985	981
		360,397
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,179
5% 11/15/11 (Escrowed to Maturity) (f)	120	125
Series 2006 F:
5% 11/15/12	380	406
5% 11/15/12 (Escrowed to Maturity) (f)	845	911
Bonds Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,472
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,000	2,076
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	567
		10,736
Connecticut - 2.2%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,288
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (f)	5,000	5,198
Series 2006 F, 5% 12/1/11	23,100	24,059
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,797
Series 2009 1:
5% 2/1/14	2,500	2,759
5% 2/1/15	11,995	13,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 1,918
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,061
		86,560
District Of Columbia - 0.7%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,990
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,530
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,087
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,620
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	8,974
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,115
		25,316
Florida - 5.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,284
5% 12/1/15	4,395	4,692
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,006
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,052
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	14,733
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,442
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,213
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,706
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,991
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	$ 8,020	$ 9,020
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,511
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (f)	4,600	4,861
Series 2006 G:
5% 11/15/11	675	696
5% 11/15/11 (Escrowed to Maturity) (f)	25	26
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,583
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,650	9,014
Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,116
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,368
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	1,500	1,545
Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,869
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,117
5% 9/1/17	1,000	1,135
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,581
5% 10/1/12	7,350	7,841
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	854
5.25% 10/1/15	3,525	3,922
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,609
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,087
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,919
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,000	2,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	$ 1,500	$ 1,518
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,467
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,154
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,374
5% 10/1/16	1,000	1,062
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (f)	2,500	2,738
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,957
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,064
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,573
Polk County Cap. Impt. Rev. Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,598
Polk County Indl. Dev. Auth. Solid Waste Disp. Facility Rev. Bonds (Tampa Elec. Co. Proj.) Series 2010, 1.5%, tender 3/1/11 (b)	7,900	7,900
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,468
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,710
5% 7/1/14	2,000	2,160
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,733
5% 11/15/17	1,500	1,622
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,080
5% 10/1/15 (FSA Insured) (e)	2,920	3,091
5% 10/1/16 (FSA Insured) (e)	6,000	6,327
5% 10/1/17 (FSA Insured) (e)	5,000	5,250
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,275
		227,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)	$ 6,600	$ 6,571
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	7,600	8,049
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,089
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,650
5% 11/1/13	7,550	8,153
5% 11/1/14	7,490	8,180
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,105
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,596
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,238
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (b)	5,200	5,241
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,705	5,753
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,130
5% 1/1/14	3,000	3,244
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,841
Series 2008 D, 5.75% 1/1/19	9,000	10,141
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,544
5% 10/1/12	1,000	1,063
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,389
5% 1/1/15	1,040	1,111
5% 1/1/16	2,415	2,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009: - continued
5% 1/1/18	$ 1,530	$ 1,590
Walton County Series 2007, 5% 1/1/11 (FGIC Insured)	3,000	3,000
		102,256
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	3,900	4,234
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,708
Series DR:
5% 6/1/15	11,790	13,386
5% 6/1/16	7,645	8,781
5% 6/1/16 (Escrowed to Maturity) (f)	2,895	3,354
Series DY:
5% 2/1/15	3,500	3,950
5% 2/1/16	4,000	4,574
		46,987
Illinois - 8.3%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,560
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,560
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,710
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (f)	825	863
5.25% 1/1/12 (FSA Insured)	175	182
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,340
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (f)	3,300	3,487
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,401
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	3,625	3,625
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,641
5% 1/1/13 (FSA Insured)	4,000	4,246
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,068
Series 2010 E:
5% 1/1/15 (e)	4,000	4,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2010 E:
5% 1/1/16 (e)	$ 1,500	$ 1,601
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,212
Chicago Park District Gen. Oblig.:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,515
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	5,750
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,943
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19	2,500	2,618
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	4,013
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,837
Illinois Edl. Facilities Auth. Revs. Bonds:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)(f)	12,800	12,871
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (b)	2,785	2,834
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,040
(The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,468
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,363
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	600
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	3,000	3,053
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,486
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,656
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	786
5% 7/1/13	415	443
5% 7/1/15	1,000	1,081
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,231
5% 5/15/17	3,520	3,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	$ 2,000	$ 2,052
5% 5/1/14	2,000	2,053
5.75% 5/1/19	2,650	2,631
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,279
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,788
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,108
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,121
Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,200
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,452
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,014
5.5% 4/1/11 (FSA Insured)	3,700	3,735
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,534
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,594
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	6,869
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,605
Series 2004 A, 5% 3/1/11	8,435	8,480
Series 2004 B, 5% 3/1/14	15,500	16,321
Series 2004, 5% 11/1/16	11,000	11,525
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,197
5% 4/1/17 (AMBAC Insured)	8,050	8,360
Series 2007 A, 5.5% 6/1/15	1,000	1,073
Series 2007 B, 5% 1/1/17	9,835	10,242
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	21,047
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/16 (FSA Insured)	$ 2,325	$ 2,460
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (f)	8,500	8,630
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,241
4.5% 6/15/17	6,075	6,263
Series 2010, 5% 6/15/15	8,800	9,650
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,373
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (f)	1,600	1,689
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (f)	580	522
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,281
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,365
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,075
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,366
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,496
Series A, 0% 6/15/14 (Escrowed to Maturity) (f)	8,625	8,123
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	616
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,658
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,388
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,099
0% 4/1/14	2,350	2,182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	$ 1,900	$ 1,716
0% 11/1/16 (FSA Insured)	2,975	2,435
		323,429
Indiana - 2.6%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,001
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/11 (FSA Insured)	1,910	1,912
5% 1/15/12 (FSA Insured)	1,990	2,071
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,346
5.25% 1/10/12 (FSA Insured)	1,355	1,413
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,293
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,507
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,730
5% 5/1/15	6,420	6,896
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,367
5% 12/1/15	2,135	2,336
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,951
Series 2010 A, 5% 2/1/17	2,800	3,212
5% 7/1/14	2,500	2,752
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,175
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (b)	4,100	4,184
Series A2, 3.75%, tender 2/1/12 (b)	7,500	7,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (f)	$ 5,000	$ 5,356
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,582
5% 10/1/17	5,000	5,535
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,171
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,044
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,091
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,143
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,692
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,001
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	542
5% 7/1/15	315	358
5% 7/1/16	500	574
Series Z-1:
5% 7/1/16	1,215	1,395
5% 7/1/17	1,000	1,144
5% 7/1/18	1,500	1,711
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	1,600	1,616
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,169
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,103
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,292
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
West Clark 2000 School Bldg. Corp. Series 2005: - continued
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,125	$ 1,152
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,202
		100,832
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,357
5% 7/1/16	1,335	1,443
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,853
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (f)	3,200	3,247
		8,900
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	637
5% 11/15/15	625	697
5% 11/15/16	875	977
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	723
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	569
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	1,600	1,640
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (f)	10,280	10,383
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,177
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,618
5% 11/15/15	6,245	6,829
5% 11/15/16	5,410	5,914
		33,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	$ 750	$ 786
4% 2/1/15	1,495	1,564
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,336
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,409
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	522
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 2.25%, tender 3/1/11 (b)	10,000	10,000
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,789
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,547
		28,953
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,060	2,113
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,713
5% 7/1/16	2,000	2,137
Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	2,955
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,073
		13,031
Maryland - 1.2%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D, 5% 7/1/11 (AMBAC Insured)	1,985	2,030
Maryland Gen. Oblig. Second Series B:
5.25% 8/15/15	13,705	15,907
5.25% 8/15/16	16,100	18,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	$ 2,400	$ 2,582
5% 7/1/14	3,500	3,797
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,449
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,925
		47,638
Massachusetts - 2.0%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,109
5% 5/15/16	4,400	5,005
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,556
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	475	483
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,600
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,628
4% 7/1/16	1,000	1,087
5% 7/1/13	1,000	1,092
Series Q2:
4% 7/1/15	1,170	1,270
4% 7/1/16	1,000	1,087
5% 7/1/13	1,100	1,201
5% 7/1/14	1,080	1,200
5% 7/1/17	1,370	1,556
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,012
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	5,000	5,000
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (f)	8,100	8,694
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,495	2,689
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (b)	$ 1,000	$ 1,020
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,580
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,200	1,242
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,100	2,165
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (e)	1,000	992
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,560
5% 12/15/13 (FSA Insured)	2,000	2,209
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (f)	8,350	8,660
		79,697
Michigan - 2.4%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,671
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,275
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,295
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,887
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,141
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,214
Detroit Swr. Disp. Rev. Series 2006 D, 0.794% 7/1/32 (b)	4,080	2,865
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,118
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,374
5% 5/1/13 (FSA Insured)	1,305	1,413
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,467
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	$ 2,200	$ 2,424
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,561
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,146
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (f)	125	130
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,445	1,498
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,574
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,741
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	10,917
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,760
5% 10/1/15	1,750	1,982
5% 10/1/15	3,250	3,681
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,752
5% 5/1/14	2,140	2,295
5% 5/1/15	1,845	1,994
5% 5/1/16	1,865	2,017
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,197
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (f)	2,260	2,455
Royal Oak City School District 5% 5/1/12	2,000	2,101
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,175
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,014
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,519
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,341
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,625
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	$ 1,000	$ 1,000
3% 1/1/12	1,000	1,017
		91,777
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,063
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,459
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,465
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	622
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,100
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/11	300	302
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,111
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	943
		9,065
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (b)(e)	1,100	1,104
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,078
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,019
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (f)	4,000	3,659
		6,860
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,850	$ 1,853
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,505
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,017
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,006
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (f)	1,050	1,110
		7,929
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,721
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,649
Series C:
4% 1/1/15	2,360	2,531
4% 1/1/16	2,195	2,356
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,298
		19,555
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2003 C, 5% 7/1/11 (AMBAC Insured) (e)	1,790	1,820
Series 2008 E:
5% 7/1/14	2,905	3,191
5% 7/1/15	3,500	3,888
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,288
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,293
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,571
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,428
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,181
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,699
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	2,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.:
Series 2002 A, 5% 4/1/11 (FSA Insured)	$ 4,015	$ 4,059
Series 2010 C, 5% 6/1/19	12,140	13,216
		82,573
New Jersey - 3.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	7,833
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,385
5% 6/15/16	6,500	7,101
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (b)(e)	8,000	8,001
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,383
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,592
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,210
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,982
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (f)	5,545	5,826
5% 3/1/15	10,400	11,428
Series 2009 BB, 5% 9/1/15	3,390	3,748
New Jersey Gen. Oblig. Series H:
5.25% 7/1/12 (FGIC Insured)	5,000	5,332
5.25% 7/1/15 (FSA Insured)	5,000	5,697
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,878
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,285	1,293
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	4,300	4,882
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	21,785
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,321
Series B, 6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,132
		128,465
New Mexico - 1.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,161
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,148
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,433
Series 2010 A1:
4% 12/1/15	3,700	3,951
4% 12/1/16	6,750	7,184
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,087
		46,964
New York - 15.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,053
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured)	1,100	1,133
5% 7/1/19 (Assured Guaranty Corp. Insured)	640	648
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,221
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2006 F, 5% 5/1/11	10,000	10,135
Series 2010 A, 5% 5/1/15	5,000	5,528
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,758
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,081
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,013
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (f)	600	630
Series 2003 F, 5.5% 12/15/11	6,725	7,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 C, 5% 8/1/12	$ 19,770	$ 21,068
Series 2005 D, 5% 8/1/12	4,925	5,248
Series 2005 F1, 5% 9/1/15	3,560	4,009
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,439
Series 2005 K:
5% 8/1/11	3,280	3,366
5% 8/1/12	4,360	4,646
Series 2008 E, 5% 8/1/12	5,000	5,328
Series 2010 C, 5% 8/1/13	7,000	7,649
Series B:
5% 8/1/14	10,000	11,106
5% 8/1/15	10,000	11,244
5.75% 8/1/14 (Pre-Refunded to 8/1/12 @ 100) (f)	50	54
Series O:
5% 6/1/12	1,770	1,874
5% 6/1/12 (Escrowed to Maturity) (f)	5,755	6,106
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,766
6% 11/1/28 (a)	44,300	46,072
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,110
Series 2007 C1, 5% 11/1/15	15,200	17,301
Series 2010 B, 5% 11/1/17	30,000	34,332
Series 2010 D:
5% 11/1/15	8,300	9,447
5% 11/1/17	10,115	11,576
Series B:
5% 11/1/11	11,060	11,463
5% 11/1/11 (Escrowed to Maturity) (f)	1,520	1,578
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	3,500	3,572
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,107
5% 3/15/13	3,545	3,851
5% 3/15/14	3,745	4,144
5% 3/15/15	4,000	4,508
Series 2009 D:
5% 6/15/14	9,890	11,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2009 D:
5% 6/15/15	$ 16,075	$ 18,218
5% 6/15/16	9,330	10,689
Series 2010 A:
5% 2/15/14	9,850	10,872
5% 2/15/15	8,780	9,866
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	2,800	2,959
5.75% 7/1/13 (AMBAC Insured)	795	840
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	8,021
5% 8/15/14	7,755	8,648
Series 2009 A1, 5% 2/15/15	9,000	9,963
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,033
Bonds Series 2002 B, 5.25%, tender 5/15/12 (b)	16,055	16,841
Series 2008 B, 5% 7/1/15	30,000	33,791
Series 2009 A:
5% 7/1/15	12,850	14,403
5% 7/1/16	8,390	9,496
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,193
Series 2007 A, 5% 4/1/11	20,000	20,225
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,516
5% 11/15/15	2,325	2,617
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,773
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,109
5.25% 11/15/19 (FGIC Insured)	5,200	5,779
Series 2005 C, 5% 11/15/11	2,750	2,850
Series 2010 B2, 4% 11/15/14	2,830	3,023
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	25,000	24,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	$ 2,600	$ 2,823
Series 2010 A, 5% 4/1/17	1,000	1,130
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,116
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,233
Series 2009 C:
5% 12/15/15	6,500	7,460
5% 12/15/16	17,000	19,690
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,496
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	5,760	6,112
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,008
5.5% 6/1/17	6,000	6,091
Series 2003B 1C:
5.5% 6/1/15	1,300	1,304
5.5% 6/1/17	4,200	4,264
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	6,470	7,332
		611,139
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,200	1,202
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,299
		5,501
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/11	750	751
5% 1/15/12	400	417
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,697
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg County Pub. Facilities Corp. Series 2009: - continued
5% 3/1/18	$ 1,500	$ 1,706
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,613
5% 11/1/15 (FSA Insured)	1,600	1,730
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,354
5% 1/1/16	6,035	6,605
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,405
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,665
5% 6/1/16	1,000	1,110
5% 6/1/17	3,220	3,553
5% 6/1/18	3,820	4,188
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,100
		39,894
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,614
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,953
		3,567
Ohio - 2.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,000
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,429
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,093
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (Assured Guaranty Corp. Insured)	760	841
5% 6/1/16 (Assured Guaranty Corp. Insured)	1,105	1,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010: - continued
5% 6/1/17 (Assured Guaranty Corp. Insured)	$ 1,160	$ 1,299
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	2,700	2,773
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	9,000	9,587
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,402
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,591
5% 10/1/15	6,505	7,267
Series 2010 C:
4% 10/1/15	3,200	3,486
5% 10/1/16	1,250	1,423
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,274
5% 10/1/15	4,535	5,067
Series 2010 A, 5% 10/1/15	1,185	1,344
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	2,993
Series 2010 B, 5% 9/15/15	19,080	21,742
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,930
Series 2010 A, 5% 8/1/17	3,290	3,786
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,218
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	539
5% 1/15/17	1,000	1,064
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,738
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	4,100	4,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	$ 1,950	$ 2,057
5% 12/1/13	875	934
5% 12/1/14	2,275	2,442
		112,924
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	995
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,131
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,858
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,840
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	425
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,054
		21,303
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,700
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	5,300	5,288
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,015
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,062
5% 3/15/14	595	639
5% 3/15/15	2,500	2,704
5% 3/15/16	1,750	1,896
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,063
		20,367
Pennsylvania - 4.4%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,407
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Arpt. Auth. Rev. Series A: - continued
5% 1/1/15 (FSA Insured) (e)	$ 1,000	$ 1,041
5% 1/1/16 (FSA Insured) (e)	1,000	1,037
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,300	1,327
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,979
Series 2008 B, 5% 6/15/14	1,385	1,510
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,476
5% 8/15/14	1,955	2,140
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,870
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,081
5% 7/1/17	1,255	1,344
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,359
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,960
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,140
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,249
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,643
5% 8/1/12 (FSA Insured)	5,000	5,257
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,840
5% 12/15/15 (FSA Insured)	5,000	5,488
5% 12/15/16 (FSA Insured)	7,275	8,037
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,520
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,181
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2010 C:
5% 9/1/15	$ 13,200	$ 14,477
5% 9/1/16	13,610	14,934
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,488
5% 6/15/16	6,000	6,608
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (Assured Guaranty Corp. Insured)	4,580	4,998
5% 2/1/16 (Assured Guaranty Corp. Insured)	5,620	6,140
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,339
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,691
Series 2010 A:
4% 9/1/15 (Assured Guaranty Corp. Insured)	1,450	1,554
5% 9/1/16 (Assured Guaranty Corp. Insured)	1,685	1,890
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,672
5% 11/15/14	4,690	5,144
5% 11/15/15	2,420	2,671
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,317
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (f)	2,355	2,302
		172,656
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/11	1,040	1,076
5% 12/1/12	1,000	1,054
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,847
Series Q, 5% 6/1/11	4,825	4,898
		12,875
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	$ 2,010	$ 2,245
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,442
		12,098
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,170
5% 2/1/17	2,300	2,473
		4,643
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	688
5% 9/1/15	680	751
5% 9/1/16	500	550
5% 9/1/17	490	533
		2,522
Tennessee - 0.5%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (f)	2,005	2,042
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,061
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,633
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,839
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,030
5% 7/1/17	1,100	1,225
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,445
		17,275
Texas - 6.6%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	$ 1,420	$ 1,492
Series 2006 B:
6% 1/1/12	500	513
6% 1/1/13	1,270	1,322
Austin Elec. Util. Sys. Rev.:
Series 2007, 5% 11/15/11 (FSA Insured)	4,000	4,153
Series A, 5% 11/15/15	1,000	1,131
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,684
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,557
Birdville Independent School District 0% 2/15/11	5,000	4,997
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,470
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,015
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,537
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,148
Corpus Christi Independent School District 4% 8/15/14	10,140	11,009
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,090
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,770
5% 11/1/15	5,000	5,603
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,140
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,574
Series 2009, 5% 2/15/16	3,690	4,229
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,543
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,467
Series 2009:
5% 2/15/15	1,520	1,714
5% 2/15/16	1,375	1,570
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,069
5% 11/15/14	1,000	1,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A: - continued
5% 11/15/16	$ 500	$ 562
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,097
5% 8/15/14	1,075	1,198
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	2,070	2,282
5% 7/1/16	1,080	1,198
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,070
5.25% 4/15/12 (FSA Insured)	2,000	2,112
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,201
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,750
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,125
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,951
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	5,100	5,175
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,610
Humble Independent School District Series 2009, 4% 2/15/13	400	423
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,387
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,104
Keller Independent School District 5% 2/15/14	3,750	4,143
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,544
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,144
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,343
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,601
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,125	2,368
5% 5/15/16	2,360	2,649
5% 5/15/17	2,805	3,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	$ 3,140	$ 3,506
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,478
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,998
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,260
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,009
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,280
Northside Independent School District Bonds:
Series 2009, 2.1%, tender 6/1/11 (b)	4,900	4,922
1.5%, tender 8/1/12 (b)	12,500	12,578
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,620
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,779
5% 2/15/16	2,000	2,237
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,588
Spring Branch Independent School District Series 2001:
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,700	1,706
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,090	1,094
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,722
5% 11/15/12	1,950	2,089
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,400
Texas Gen. Oblig. 0% 10/1/13	6,500	6,197
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,075
5% 9/1/15	835	937
5% 9/1/16	750	841
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,555
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,908
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	$ 1,250	$ 1,256
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2009, 5%, tender 2/15/11 (b)	3,200	3,211
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,216
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,849
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,035
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,261
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,348
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,699
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,109
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (f)	15,000	16,481
		257,250
Utah - 0.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,762
0% 10/1/12 (AMBAC Insured)	3,800	3,701
0% 10/1/13 (AMBAC Insured)	3,760	3,556
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,729
		12,748
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,392
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,395
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	5,868
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,840
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 8,000	$ 8,639
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,888
		18,235
Washington - 1.1%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,214
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,680
5.25% 1/1/11 (FSA Insured)	1,935	1,935
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,474
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,280
5% 12/1/17	2,950	3,371
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,771
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,708
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,640	3,832
Series 2010 C:
5% 2/1/16 (e)	2,000	2,184
5% 2/1/17 (e)	2,500	2,715
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,287
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,933
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,020
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,145
5% 8/15/14	2,000	2,163
		43,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 1.4%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	$ 1,720	$ 1,851
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,169
Series 2009 C, 4% 5/1/14	3,365	3,643
Series 2010 1:
5% 5/1/14	5,750	6,412
5% 5/1/15	8,005	9,073
5% 5/1/16	10,000	11,464
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,241
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,550
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	896
(Mercy Alliance, Inc. Proj.) Series 2010 A, 3% 6/1/11	1,250	1,257
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,083
5% 12/15/15	1,105	1,208
5% 12/15/16	1,440	1,572
5% 12/15/17	1,540	1,658
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,016
Series 2006 A, 5% 8/15/11	1,315	1,331
		52,424
TOTAL MUNICIPAL BONDS (Cost $3,379,904)		3,439,318
Municipal Notes - 5.7%

Arizona - 0.4%
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	16,935	16,935
Florida - 0.7%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,870
North Broward Hosp. District Rev. Series 2005 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	18,500	18,500
		26,370
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.4%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	$ 17,620	$ 17,620
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3605, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	22,495	22,495
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	11,000	11,000
New York - 2.4%
Nassau Health Care Corp. Rev. Series 2009 B1, 0.28%, LOC TD Banknorth, NA, VRDN (b)	13,000	13,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	15,235	15,235
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.33% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,355	17,355
Series 2008 B7V, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	12,600	12,600
Series 2008 BAV, 0.33% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	22,730	22,730
Suffolk County Wtr. Auth. Series 2008, 0.29% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (b)	11,300	11,300
		92,220
Pennsylvania - 0.9%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) 2.25% tender 4/1/11, CP mode	15,000	15,070
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	22,500	22,500
		37,570
TOTAL MUNICIPAL NOTES (Cost $223,870)		224,210
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.33% (c)(d) (Cost $134,518)	134,517,900	$ 134,518
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $3,738,292)		3,798,046
NET OTHER ASSETS (LIABILITIES) - 2.7%		103,901
NET ASSETS - 100%		$ 3,901,947
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 474
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,663,528	$ -	$ 3,663,528	$ -
Money Market Funds	134,518	134,518	-	-
Total Investments in Securities:	$ 3,798,046	$ 134,518	$ 3,663,528	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.8%
Special Tax	13.5%
Health Care	12.0%
Electric Utilities	11.4%
Transportation	5.4%
Others* (Individually Less Than 5%)	21.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,603,774)	$ 3,663,528
Fidelity Central Funds (cost $134,518)	134,518
Total Investments (cost $3,738,292)		$ 3,798,046
Cash		70,679
Receivable for fund shares sold		4,487
Interest receivable		41,691
Distributions receivable from Fidelity Central Funds		42
Prepaid expenses		10
Other receivables		20
Total assets		3,914,975

Liabilities
Payable for fund shares redeemed	$ 9,032
Distributions payable	1,818
Accrued management fee	1,231
Distribution and service plan fees payable	118
Other affiliated payables	731
Other payables and accrued expenses	98
Total liabilities		13,028

Net Assets		$ 3,901,947
Net Assets consist of:
Paid in capital		$ 3,841,591
Distributions in excess of net investment income		(79)
Accumulated undistributed net realized gain (loss) on investments		681
Net unrealized appreciation (depreciation) on investments		59,754
Net Assets		$ 3,901,947

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2010
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($200,152 ÷ 18,847.0 shares)	$ 10.62

Maximum offering price per share (100/97.25 of $10.62)	$ 10.92
Class T: Net Asset Value and redemption price per share ($24,276 ÷ 2,289.7 shares)	$ 10.60

Maximum offering price per share (100/97.25 of $10.60)	$ 10.90
Class B: Net Asset Value and offering price per share ($2,488 ÷ 234.4 shares)A	$ 10.61

Class C: Net Asset Value and offering price per share ($76,888 ÷ 7,252.8 shares)A	$ 10.60

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,456,311 ÷ 325,988.3 shares)	$ 10.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($141,832 ÷ 13,370.4 shares)	$ 10.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2010

Investment Income
Interest		$ 107,875
Income from Fidelity Central Funds		474
Total income		108,349

Expenses
Management fee	$ 14,592
Transfer agent fees	3,618
Distribution and service plan fees	1,354
Accounting fees and expenses	617
Custodian fees and expenses	54
Independent trustees' compensation	14
Registration fees	353
Audit	54
Legal	15
Miscellaneous	43
Total expenses before reductions	20,714
Expense reductions	(222)	20,492
Net investment income		87,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,561
Change in net unrealized appreciation (depreciation) on investment securities		(16,570)
Net gain (loss)		(12,009)
Net increase (decrease) in net assets resulting from operations		$ 75,848

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 87,857	$ 72,308
Net realized gain (loss)	4,561	749
Change in net unrealized appreciation (depreciation)	(16,570)	66,473
Net increase (decrease) in net assets resulting from operations	75,848	139,530
Distributions to shareholders from net investment income	(87,839)	(72,293)
Distributions to shareholders from net realized gain	(1,494)	-
Total distributions	(89,333)	(72,293)
Share transactions - net increase (decrease)	419,774	1,429,938
Redemption fees	105	107
Total increase (decrease) in net assets	406,394	1,497,282

Net Assets
Beginning of period	3,495,553	1,998,271
End of period (including distributions in excess of net investment income of $79 and distributions in excess of net investment income of $70, respectively)	$ 3,901,947	$ 3,495,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Income from Investment Operations
Net investment incomeC	.209	.254	.298	.302	.292
Net realized and unrealized gain (loss)	(.016)	.294	.021	.118	(.001)
Total from investment operations	.193	.548	.319	.420	.291
Distributions from net investment income	(.209)	(.258)	(.300)	(.300)	(.291)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.213)	(.258)	(.300)	(.300)	(.291)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21
Total ReturnA,B	1.81%	5.34%	3.13%	4.19%	2.89%
Ratios to Average Net AssetsD.F
Expenses before reductions	.78%	.79%	.75%	.71%	.65%
Expenses net of fee waivers, if any	.78%	.78%	.75%	.71%	.65%
Expenses net of all reductions	.77%	.78%	.72%	.64%	.56%
Net investment income	1.95%	2.41%	2.90%	2.95%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$ 200	$ 169	$ 58	$ 12	$ 10
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment incomeC	.211	.255	.300	.297	.281
Net realized and unrealized gain (loss)	(.026)	.294	.029	.120	(.011)
Total from investment operations	.185	.549	.329	.417	.270
Distributions from net investment income	(.211)	(.259)	(.300)	(.297)	(.280)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.215)	(.259)	(.300)	(.297)	(.280)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total ReturnA,B	1.74%	5.36%	3.24%	4.17%	2.69%
Ratios to Average Net AssetsD,F
Expenses before reductions	.76%	.77%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.76%	.77%	.74%	.74%	.75%
Expenses net of all reductions	.75%	.77%	.72%	.69%	.66%
Net investment income	1.97%	2.42%	2.90%	2.91%	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 23	$ 15	$ 10	$ 13
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Income from Investment Operations
Net investment incomeC	.139	.186	.230	.228	.215
Net realized and unrealized gain (loss)	(.026)	.293	.029	.121	(.012)
Total from investment operations	.113	.479	.259	.349	.203
Distributions from net investment income	(.139)	(.189)	(.230)	(.229)	(.213)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.143)	(.189)	(.230)	(.229)	(.213)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20
Total ReturnA,B	1.06%	4.66%	2.54%	3.47%	2.02%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.44%	1.46%	1.43%	1.41%	1.41%
Expenses net of fee waivers, if any	1.43%	1.43%	1.43%	1.41%	1.41%
Expenses net of all reductions	1.42%	1.43%	1.40%	1.36%	1.31%
Net investment income	1.30%	1.77%	2.22%	2.23%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 2	$ 1	$ 2
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment incomeC	.129	.175	.220	.219	.204
Net realized and unrealized gain (loss)	(.026)	.303	.020	.120	(.011)
Total from investment operations	.103	.478	.240	.339	.193
Distributions from net investment income	(.129)	(.178)	(.221)	(.219)	(.203)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.133)	(.178)	(.221)	(.219)	(.203)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19
Total ReturnA,B	.96%	4.66%	2.35%	3.37%	1.92%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.52%	1.53%	1.48%	1.45%	1.41%
Net investment income	1.20%	1.67%	2.14%	2.14%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 56	$ 20	$ 6	$ 7
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment incomeB	.240	.284	.326	.323	.307
Net realized and unrealized gain (loss)	(.026)	.293	.029	.120	(.010)
Total from investment operations	.214	.577	.355	.443	.297
Distributions from net investment income	(.240)	(.287)	(.326)	(.323)	(.307)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.244)	(.287)	(.326)	(.323)	(.307)
Redemption fees added to paid in capitalB	-F	-F	.001	-F	-F
Net asset value, end of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total ReturnA	2.02%	5.64%	3.50%	4.43%	2.95%
Ratios to Average Net AssetsC,E
Expenses before reductions	.48%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.48%	.50%	.47%	.43%	.41%
Net investment income	2.24%	2.69%	3.15%	3.17%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 3,456	$ 3,153	$ 1,870	$ 1,650	$ 1,485
Portfolio turnover rateD	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Income from Investment Operations
Net investment incomeB	.235	.281	.321	.320	.306
Net realized and unrealized gain (loss)	(.015)	.293	.022	.120	-F
Total from investment operations	.220	.574	.343	.440	.306
Distributions from net investment income	(.236)	(.284)	(.324)	(.320)	(.306)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.240)	(.284)	(.324)	(.320)	(.306)
Redemption fees added to paid in capitalB	-F	-F	.001	-F	-F
Net asset value, end of period	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20
Total ReturnA	2.07%	5.61%	3.38%	4.39%	3.05%
Ratios to Average Net AssetsC,E
Expenses before reductions	.53%	.55%	.51%	.52%	.50%
Expenses net of fee waivers, if any	.53%	.53%	.51%	.52%	.50%
Expenses net of all reductions	.52%	.53%	.49%	.45%	.41%
Net investment income	2.20%	2.66%	3.13%	3.14%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 142	$ 92	$ 32	$ 5	$ 3
Portfolio turnover rateD	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010, for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,652
Gross unrealized depreciation	(11,886)
Net unrealized appreciation (depreciation)	$ 59,766

Tax Cost	$ 3,738,280

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 681
Net unrealized appreciation (depreciation)	$ 59,766

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Tax-exempt Income	87,839	72,293
Long-term Capital Gains	1,494	-
Total	$ 89,333	$ 72,293

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,007,622 and $495,839, respectively.

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5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 551	$ 87
Class T	-%	.25%	60	-
Class B	.65%	.25%	26	18
Class C	.75%	.25%	717	405
			$ 1,354	$ 510

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 79
Class T	5
Class B*	6
Class C*	32
$ 122

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 291.13
Class T	26.11
Class B	4.14
Class C	92.13
Short-Intermediate Municipal Income	3,047.09
Institutional Class	158.13
	$ 3,618

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.43%	-*

* Amount of reimbursement totaled One hundred ninety-nine dollars.

Effective March 1, 2011 the expense limitation will be eliminated.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $54 and 168, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 4,283	$ 2,644
Class T	469	507
Class B	37	49
Class C	856	585
Short-Intermediate Municipal Income	79,576	66,990
Institutional Class	2,618	1,518
Total	$ 87,839	$ 72,293
From net realized gain
Class A	$ 83	$ -
Class T	9	-
Class B	1	-
Class C	29	-
Short-Intermediate Municipal Income	1,318	-
Institutional Class	54	-
Total	$ 1,494	$ -

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	15,494	13,598	$ 165,921	$ 143,697
Reinvestment of distributions	294	193	3,153	2,042
Shares redeemed	(12,806)	(3,555)	(137,046)	(37,636)
Net increase (decrease)	2,982	10,236	$ 32,028	$ 108,103
Class T
Shares sold	579	1,653	$ 6,203	$ 17,401
Reinvestment of distributions	32	35	346	369
Shares redeemed	(500)	(970)	(5,341)	(10,233)
Net increase (decrease)	111	718	$ 1,208	$ 7,537
Class B
Shares sold	66	196	$ 702	$ 2,063
Reinvestment of distributions	2	3	26	33
Shares redeemed	(117)	(107)	(1,248)	(1,133)
Net increase (decrease)	(49)	92	$ (520)	$ 963
Class C
Shares sold	3,620	3,929	$ 38,700	$ 41,448
Reinvestment of distributions	60	38	637	401
Shares redeemed	(1,682)	(686)	(17,979)	(7,231)
Net increase (decrease)	1,998	3,281	$ 21,358	$ 34,618
Short-Intermediate Municipal Income
Shares sold	146,127	190,743	$ 1,562,445	$ 2,011,500
Reinvestment of distributions	5,652	4,558	60,463	48,110
Shares redeemed	(122,431)	(79,620)	(1,307,777)	(839,418)
Net increase (decrease)	29,348	115,681	$ 315,131	$ 1,220,192
Institutional Class
Shares sold	11,870	8,441	$ 126,978	$ 89,141
Reinvestment of distributions	94	72	1,007	757
Shares redeemed	(7,242)	(2,973)	(77,416)	(31,373)
Net increase (decrease)	4,722	5,540	$ 50,569	$ 58,525

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10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities as follows:

	Pay Date	Record Date	Capital Gains
Class A	02/07/2011	02/04/2011	$0.002
Class T	02/07/2011	02/04/2011	$0.002
Class B	02/07/2011	02/04/2011	$0.002
Class C	02/07/2011	02/04/2011	$0.002

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 3.44% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $2,941,950, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 20% means that 80% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class B, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of each of Class A, Class T, and Class C ranked above its competitive median for 2009. The Board noted that funds and classes in the Total Mapped Group that have a similar sales load structure to each of Class T and Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, each of Class T and Class C ranked below the median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTM-UANN-0211
1.796655.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Short-Intermediate

Municipal Income

Fund - Institutional Class

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of
Fidelity® Short-Intermediate
Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	2.07%	3.69%	3.64%

A The initial offering of Institutional Class shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Fidelity® Short-Intermediate Municipal Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short-Intermediate Municipal Income - Institutional Class on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on July 23, 2003. See above for additional information regarding the performance of Institutional Class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite generating positive returns, tax-exempt municipal bonds lagged most taxable securities in 2010, primarily due to a significant fourth-quarter sell-off. Until then, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted during much of the period due to the popularity of "Build America Bonds" (BABs) - taxable securities allowing municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. These developments helped mask growing concerns about muni bond fundamentals, as issuers' revenue declined dramatically. In the final months of the period, the sell-off was sparked by the prospect of rising interest rates, a glut of new supply that could worsen should the BAB program end and the growing likelihood that Bush-era tax breaks would be extended into 2011. That said, the financial outlook for state issuers improved somewhat as revenues recently began to rise. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 2.38%, while the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 6.54%.

Comments from Mark Sommer, Lead Manager of Fidelity Advisor® Short-Intermediate Municipal Income Fund: For the one-year period ending December 31, 2010, the fund's Class A, Class T, Class B and Class C shares returned 1.81%, 1.74%, 1.06% and 0.96%, respectively (excluding sales charges), while the Barclays Capital 1-6 Year Municipal Bond Index gained 2.19%. Positive results from good sector selection and yield-curve positioning were modestly offset by a larger-than-index weighting in Illinois general obligation (GO) bonds. In terms of sector selection, overweighting health care bonds, which were lifted by strong demand from yield-seeking investors, and investor-owned utility securities, aided by investors' appetite for generally high-quality munis issued by providers of essential services, bolstered the fund's relative performance. In terms of yield-curve positioning, meaning how the fund's investments were allocated across various maturities, an overweighted position in bonds with maturities of five to seven years proved beneficial because these securities outperformed two- to four-year bonds, in which the fund was underweighted. Larger-than-benchmark exposure to Illinois GOs hurt because the bonds were under significant pressure, as investors worried about the state's ability to plug its current deficit - one of the nation's highest - as well as make the tough choices necessary to address its longer-term structural deficit.

Comments from Mark Sommer, Lead Manager of Fidelity Advisor® Short-Intermediate Municipal Income Fund: For the one-year period ending December 31, 2010, the fund's Institutional Class shares returned 2.07%, while the Barclays Capital 1-6 Year Municipal Bond Index gained 2.19%. Positive results from good sector selection and yield-curve positioning were modestly offset by a larger-than-index weighting in Illinois general obligation (GO) bonds. In terms of sector selection, overweighting health care bonds, which were lifted by strong demand from yield-seeking investors, and investor-owned utility securities, aided by investors' appetite for generally high-quality munis issued by providers of essential services, bolstered the fund's relative performance. In terms of yield-curve positioning, meaning how the fund's investments were allocated across various maturities, an overweighted position in bonds with maturities of five to seven years proved beneficial because these securities outperformed two- to four-year bonds, in which the fund was underweighted. Larger-than-benchmark exposure to Illinois GOs hurt because the bonds were under significant pressure, as investors worried about the state's ability to plug its current deficit - one of the nation's highest - as well as make the tough choices necessary to address its longer-term structural deficit.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,003.20	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 1,002.40	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.43%
Actual		$ 1,000.00	$ 999.00	$ 7.21
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Class C	1.52%
Actual		$ 1,000.00	$ 998.60	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,003.80	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,004.50	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	18.1	16.4
California	9.2	8.3
Illinois	8.7	7.8
Texas	6.6	6.6
Florida	6.5	6.0
Top Five Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.8	36.6
Special Tax	13.5	12.7
Health Care	12.0	13.2
Electric Utilities	11.4	8.1
Transportation	5.4	4.7
Weighted Average Maturity as of December 31, 2010
		6 months ago
Years	3.3	3.4

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	2.7	2.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
AAA 10.4%	AAA 15.8%
AA,A 71.1%	AA,A 68.9%
BBB 5.1%	BBB 3.8%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.4%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 11.9%	Short-Term Investments and Net Other Assets 9.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 88.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,032
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	4,000	4,134
Series 2006 D, 5% 11/15/11	1,540	1,567
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (f)	3,900	3,953
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (f)	2,070	2,198
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,171
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12	750	773
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,254
		20,082
Arizona - 2.6%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,502
5% 10/1/16 (FSA Insured)	13,000	14,346
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,127
Series 2008 D:
5% 1/1/13	3,250	3,456
5% 1/1/14	2,000	2,157
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,069
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,742
Series 2008, 5.5% 9/1/13	18,780	20,395
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,156
5% 10/1/20	5,180	5,740
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	$ 4,800	$ 5,170
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,588
Series 2009 B, 5% 7/1/16	5,090	5,789
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,403
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11	1,175	1,201
5% 7/1/15 (FGIC Insured)	1,645	1,785
		102,004
California - 9.2%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,352
Series 2010 L, 5% 5/1/17	12,000	13,616
Series 2010 M, 5% 5/1/16	8,000	9,085
California Econ. Recovery:
Bonds:
Series 2008 B, 5%, tender 3/1/11 (b)(f)	6,400	6,447
Series B, 5%, tender 7/1/14 (b)	5,000	5,422
Series 2004 A:
5.25% 7/1/12	6,010	6,388
5.25% 7/1/13	2,400	2,612
Series 2008 A, 5% 1/1/11	3,000	3,000
Series 2009 A:
5% 7/1/15	3,660	3,991
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (f)	2,540	2,869
5.25% 1/1/11	870	870
5.25% 1/1/11 (Escrowed to Maturity) (f)	6,830	6,830
5.25% 7/1/13 (Escrowed to Maturity) (f)	1,185	1,313
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,366
5.25% 7/1/14	1,780	1,973
5.25% 7/1/14 (Escrowed to Maturity) (f)	520	592
California Gen. Oblig.:
5% 2/1/11	4,000	4,011
5% 2/1/11	70	70
5% 10/1/11	1,650	1,695
5% 2/1/12	1,650	1,714
5% 3/1/12	15,000	15,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 9/1/12	$ 1,700	$ 1,797
5% 10/1/12	12,600	13,352
5% 11/1/13	9,060	9,786
5.25% 2/1/11	2,465	2,472
5.5% 3/1/11 (FGIC Insured)	3,210	3,231
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	835	841
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,896
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,165
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,137
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,461
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,715
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (b)	2,100	2,162
Series 2007 A3, 2.25%, tender 4/1/12 (b)	6,500	6,625
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	1,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,809
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1%, tender 2/1/11 (b)(e)	9,400	9,400
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,369
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16	2,000	2,133
5% 3/1/17	5,405	5,676
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,469
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	15,300	16,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	$ 2,000	$ 2,201
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (f)	3,030	3,343
Series 2007 A1, 5% 6/1/12	2,570	2,648
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,535
Series 2009 B, 5% 7/1/17	12,905	14,644
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,508
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,666
Series E, 5% 7/1/11	6,075	6,203
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,199
5% 12/1/17	9,790	10,485
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,759
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,353
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,663
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,105
5% 7/1/14	1,120	1,235
5% 7/1/15	2,170	2,419
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,140
5% 7/1/18	2,000	2,192
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,135	6,401
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,809
5% 8/1/18	8,000	8,316
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	$ 1,160	$ 961
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,878
5% 5/15/15	1,845	2,068
Series 2009 B, 5% 5/15/14	7,000	7,727
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,412
Sulphur Springs Union School District Ctfs. of Prtn. Bonds 0%, tender 3/1/11 (AMBAC Insured) (b)	985	981
		360,397
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,179
5% 11/15/11 (Escrowed to Maturity) (f)	120	125
Series 2006 F:
5% 11/15/12	380	406
5% 11/15/12 (Escrowed to Maturity) (f)	845	911
Bonds Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,472
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,000	2,076
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	567
		10,736
Connecticut - 2.2%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,288
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (f)	5,000	5,198
Series 2006 F, 5% 12/1/11	23,100	24,059
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,797
Series 2009 1:
5% 2/1/14	2,500	2,759
5% 2/1/15	11,995	13,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 1,918
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,061
		86,560
District Of Columbia - 0.7%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,990
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,530
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,087
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,620
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	8,974
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,115
		25,316
Florida - 5.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,284
5% 12/1/15	4,395	4,692
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,006
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,052
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	14,733
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,442
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,213
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,706
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,991
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	$ 8,020	$ 9,020
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,511
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (f)	4,600	4,861
Series 2006 G:
5% 11/15/11	675	696
5% 11/15/11 (Escrowed to Maturity) (f)	25	26
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,583
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,650	9,014
Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,116
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,368
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	1,500	1,545
Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,869
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,117
5% 9/1/17	1,000	1,135
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,581
5% 10/1/12	7,350	7,841
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	854
5.25% 10/1/15	3,525	3,922
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,609
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,087
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,919
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,000	2,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	$ 1,500	$ 1,518
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,467
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,154
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,374
5% 10/1/16	1,000	1,062
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (f)	2,500	2,738
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,957
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,064
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,573
Polk County Cap. Impt. Rev. Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,598
Polk County Indl. Dev. Auth. Solid Waste Disp. Facility Rev. Bonds (Tampa Elec. Co. Proj.) Series 2010, 1.5%, tender 3/1/11 (b)	7,900	7,900
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,468
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,710
5% 7/1/14	2,000	2,160
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,733
5% 11/15/17	1,500	1,622
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,080
5% 10/1/15 (FSA Insured) (e)	2,920	3,091
5% 10/1/16 (FSA Insured) (e)	6,000	6,327
5% 10/1/17 (FSA Insured) (e)	5,000	5,250
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,275
		227,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)	$ 6,600	$ 6,571
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	7,600	8,049
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,089
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,650
5% 11/1/13	7,550	8,153
5% 11/1/14	7,490	8,180
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,105
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,596
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,238
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (b)	5,200	5,241
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,705	5,753
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,130
5% 1/1/14	3,000	3,244
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,841
Series 2008 D, 5.75% 1/1/19	9,000	10,141
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,544
5% 10/1/12	1,000	1,063
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,389
5% 1/1/15	1,040	1,111
5% 1/1/16	2,415	2,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009: - continued
5% 1/1/18	$ 1,530	$ 1,590
Walton County Series 2007, 5% 1/1/11 (FGIC Insured)	3,000	3,000
		102,256
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	3,900	4,234
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,708
Series DR:
5% 6/1/15	11,790	13,386
5% 6/1/16	7,645	8,781
5% 6/1/16 (Escrowed to Maturity) (f)	2,895	3,354
Series DY:
5% 2/1/15	3,500	3,950
5% 2/1/16	4,000	4,574
		46,987
Illinois - 8.3%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,560
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,560
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,710
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (f)	825	863
5.25% 1/1/12 (FSA Insured)	175	182
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,340
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (f)	3,300	3,487
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,401
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	3,625	3,625
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,641
5% 1/1/13 (FSA Insured)	4,000	4,246
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,068
Series 2010 E:
5% 1/1/15 (e)	4,000	4,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2010 E:
5% 1/1/16 (e)	$ 1,500	$ 1,601
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,212
Chicago Park District Gen. Oblig.:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,515
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	5,750
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,943
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19	2,500	2,618
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	4,013
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,837
Illinois Edl. Facilities Auth. Revs. Bonds:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)(f)	12,800	12,871
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (b)	2,785	2,834
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,040
(The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,468
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,363
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	600
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	3,000	3,053
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,486
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,656
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	786
5% 7/1/13	415	443
5% 7/1/15	1,000	1,081
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,231
5% 5/15/17	3,520	3,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	$ 2,000	$ 2,052
5% 5/1/14	2,000	2,053
5.75% 5/1/19	2,650	2,631
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,279
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,788
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,108
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,121
Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,200
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,452
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,014
5.5% 4/1/11 (FSA Insured)	3,700	3,735
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,534
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,594
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	6,869
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,605
Series 2004 A, 5% 3/1/11	8,435	8,480
Series 2004 B, 5% 3/1/14	15,500	16,321
Series 2004, 5% 11/1/16	11,000	11,525
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,197
5% 4/1/17 (AMBAC Insured)	8,050	8,360
Series 2007 A, 5.5% 6/1/15	1,000	1,073
Series 2007 B, 5% 1/1/17	9,835	10,242
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	21,047
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/16 (FSA Insured)	$ 2,325	$ 2,460
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (f)	8,500	8,630
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,241
4.5% 6/15/17	6,075	6,263
Series 2010, 5% 6/15/15	8,800	9,650
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,373
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (f)	1,600	1,689
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (f)	580	522
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,281
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,365
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,075
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,366
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,496
Series A, 0% 6/15/14 (Escrowed to Maturity) (f)	8,625	8,123
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	616
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,658
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,388
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,099
0% 4/1/14	2,350	2,182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	$ 1,900	$ 1,716
0% 11/1/16 (FSA Insured)	2,975	2,435
		323,429
Indiana - 2.6%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,001
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/11 (FSA Insured)	1,910	1,912
5% 1/15/12 (FSA Insured)	1,990	2,071
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,346
5.25% 1/10/12 (FSA Insured)	1,355	1,413
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,293
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,507
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,730
5% 5/1/15	6,420	6,896
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,367
5% 12/1/15	2,135	2,336
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,951
Series 2010 A, 5% 2/1/17	2,800	3,212
5% 7/1/14	2,500	2,752
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,175
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (b)	4,100	4,184
Series A2, 3.75%, tender 2/1/12 (b)	7,500	7,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (f)	$ 5,000	$ 5,356
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,582
5% 10/1/17	5,000	5,535
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,171
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,044
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,091
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,143
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,692
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,001
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	542
5% 7/1/15	315	358
5% 7/1/16	500	574
Series Z-1:
5% 7/1/16	1,215	1,395
5% 7/1/17	1,000	1,144
5% 7/1/18	1,500	1,711
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	1,600	1,616
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,169
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,103
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,292
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
West Clark 2000 School Bldg. Corp. Series 2005: - continued
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,125	$ 1,152
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,202
		100,832
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,357
5% 7/1/16	1,335	1,443
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,853
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (f)	3,200	3,247
		8,900
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	637
5% 11/15/15	625	697
5% 11/15/16	875	977
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	723
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	569
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	1,600	1,640
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (f)	10,280	10,383
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,177
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,618
5% 11/15/15	6,245	6,829
5% 11/15/16	5,410	5,914
		33,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	$ 750	$ 786
4% 2/1/15	1,495	1,564
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,336
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,409
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	522
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 2.25%, tender 3/1/11 (b)	10,000	10,000
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,789
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,547
		28,953
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,060	2,113
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,713
5% 7/1/16	2,000	2,137
Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	2,955
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,073
		13,031
Maryland - 1.2%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D, 5% 7/1/11 (AMBAC Insured)	1,985	2,030
Maryland Gen. Oblig. Second Series B:
5.25% 8/15/15	13,705	15,907
5.25% 8/15/16	16,100	18,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	$ 2,400	$ 2,582
5% 7/1/14	3,500	3,797
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,449
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,925
		47,638
Massachusetts - 2.0%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,109
5% 5/15/16	4,400	5,005
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,556
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	475	483
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,600
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,628
4% 7/1/16	1,000	1,087
5% 7/1/13	1,000	1,092
Series Q2:
4% 7/1/15	1,170	1,270
4% 7/1/16	1,000	1,087
5% 7/1/13	1,100	1,201
5% 7/1/14	1,080	1,200
5% 7/1/17	1,370	1,556
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,012
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	5,000	5,000
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (f)	8,100	8,694
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,495	2,689
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (b)	$ 1,000	$ 1,020
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,580
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,200	1,242
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,100	2,165
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (e)	1,000	992
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,560
5% 12/15/13 (FSA Insured)	2,000	2,209
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (f)	8,350	8,660
		79,697
Michigan - 2.4%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,671
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,275
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,295
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,887
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,141
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,214
Detroit Swr. Disp. Rev. Series 2006 D, 0.794% 7/1/32 (b)	4,080	2,865
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,118
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,374
5% 5/1/13 (FSA Insured)	1,305	1,413
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,467
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	$ 2,200	$ 2,424
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,561
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,146
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (f)	125	130
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,445	1,498
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,574
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,741
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	10,917
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,760
5% 10/1/15	1,750	1,982
5% 10/1/15	3,250	3,681
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,752
5% 5/1/14	2,140	2,295
5% 5/1/15	1,845	1,994
5% 5/1/16	1,865	2,017
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,197
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (f)	2,260	2,455
Royal Oak City School District 5% 5/1/12	2,000	2,101
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,175
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,014
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,519
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,341
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,625
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	$ 1,000	$ 1,000
3% 1/1/12	1,000	1,017
		91,777
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,063
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,459
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,465
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	622
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,100
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/11	300	302
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,111
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	943
		9,065
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (b)(e)	1,100	1,104
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,078
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,019
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (f)	4,000	3,659
		6,860
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,850	$ 1,853
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,505
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,017
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,006
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (f)	1,050	1,110
		7,929
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,721
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,649
Series C:
4% 1/1/15	2,360	2,531
4% 1/1/16	2,195	2,356
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,298
		19,555
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2003 C, 5% 7/1/11 (AMBAC Insured) (e)	1,790	1,820
Series 2008 E:
5% 7/1/14	2,905	3,191
5% 7/1/15	3,500	3,888
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,288
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,293
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,571
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,428
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,181
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,699
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	2,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.:
Series 2002 A, 5% 4/1/11 (FSA Insured)	$ 4,015	$ 4,059
Series 2010 C, 5% 6/1/19	12,140	13,216
		82,573
New Jersey - 3.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	7,833
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,385
5% 6/15/16	6,500	7,101
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (b)(e)	8,000	8,001
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,383
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,592
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,210
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,982
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (f)	5,545	5,826
5% 3/1/15	10,400	11,428
Series 2009 BB, 5% 9/1/15	3,390	3,748
New Jersey Gen. Oblig. Series H:
5.25% 7/1/12 (FGIC Insured)	5,000	5,332
5.25% 7/1/15 (FSA Insured)	5,000	5,697
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,878
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,285	1,293
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	4,300	4,882
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	21,785
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,321
Series B, 6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,132
		128,465
New Mexico - 1.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,161
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,148
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,433
Series 2010 A1:
4% 12/1/15	3,700	3,951
4% 12/1/16	6,750	7,184
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,087
		46,964
New York - 15.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,053
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured)	1,100	1,133
5% 7/1/19 (Assured Guaranty Corp. Insured)	640	648
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,221
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2006 F, 5% 5/1/11	10,000	10,135
Series 2010 A, 5% 5/1/15	5,000	5,528
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,758
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,081
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,013
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (f)	600	630
Series 2003 F, 5.5% 12/15/11	6,725	7,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 C, 5% 8/1/12	$ 19,770	$ 21,068
Series 2005 D, 5% 8/1/12	4,925	5,248
Series 2005 F1, 5% 9/1/15	3,560	4,009
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,439
Series 2005 K:
5% 8/1/11	3,280	3,366
5% 8/1/12	4,360	4,646
Series 2008 E, 5% 8/1/12	5,000	5,328
Series 2010 C, 5% 8/1/13	7,000	7,649
Series B:
5% 8/1/14	10,000	11,106
5% 8/1/15	10,000	11,244
5.75% 8/1/14 (Pre-Refunded to 8/1/12 @ 100) (f)	50	54
Series O:
5% 6/1/12	1,770	1,874
5% 6/1/12 (Escrowed to Maturity) (f)	5,755	6,106
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,766
6% 11/1/28 (a)	44,300	46,072
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,110
Series 2007 C1, 5% 11/1/15	15,200	17,301
Series 2010 B, 5% 11/1/17	30,000	34,332
Series 2010 D:
5% 11/1/15	8,300	9,447
5% 11/1/17	10,115	11,576
Series B:
5% 11/1/11	11,060	11,463
5% 11/1/11 (Escrowed to Maturity) (f)	1,520	1,578
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	3,500	3,572
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,107
5% 3/15/13	3,545	3,851
5% 3/15/14	3,745	4,144
5% 3/15/15	4,000	4,508
Series 2009 D:
5% 6/15/14	9,890	11,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2009 D:
5% 6/15/15	$ 16,075	$ 18,218
5% 6/15/16	9,330	10,689
Series 2010 A:
5% 2/15/14	9,850	10,872
5% 2/15/15	8,780	9,866
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	2,800	2,959
5.75% 7/1/13 (AMBAC Insured)	795	840
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	8,021
5% 8/15/14	7,755	8,648
Series 2009 A1, 5% 2/15/15	9,000	9,963
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,033
Bonds Series 2002 B, 5.25%, tender 5/15/12 (b)	16,055	16,841
Series 2008 B, 5% 7/1/15	30,000	33,791
Series 2009 A:
5% 7/1/15	12,850	14,403
5% 7/1/16	8,390	9,496
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,193
Series 2007 A, 5% 4/1/11	20,000	20,225
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,516
5% 11/15/15	2,325	2,617
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,773
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,109
5.25% 11/15/19 (FGIC Insured)	5,200	5,779
Series 2005 C, 5% 11/15/11	2,750	2,850
Series 2010 B2, 4% 11/15/14	2,830	3,023
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	25,000	24,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	$ 2,600	$ 2,823
Series 2010 A, 5% 4/1/17	1,000	1,130
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,116
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,233
Series 2009 C:
5% 12/15/15	6,500	7,460
5% 12/15/16	17,000	19,690
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,496
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	5,760	6,112
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,008
5.5% 6/1/17	6,000	6,091
Series 2003B 1C:
5.5% 6/1/15	1,300	1,304
5.5% 6/1/17	4,200	4,264
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	6,470	7,332
		611,139
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,200	1,202
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,299
		5,501
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/11	750	751
5% 1/15/12	400	417
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,697
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg County Pub. Facilities Corp. Series 2009: - continued
5% 3/1/18	$ 1,500	$ 1,706
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,613
5% 11/1/15 (FSA Insured)	1,600	1,730
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,354
5% 1/1/16	6,035	6,605
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,405
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,665
5% 6/1/16	1,000	1,110
5% 6/1/17	3,220	3,553
5% 6/1/18	3,820	4,188
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,100
		39,894
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,614
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,953
		3,567
Ohio - 2.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,000
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,429
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,093
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (Assured Guaranty Corp. Insured)	760	841
5% 6/1/16 (Assured Guaranty Corp. Insured)	1,105	1,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010: - continued
5% 6/1/17 (Assured Guaranty Corp. Insured)	$ 1,160	$ 1,299
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	2,700	2,773
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	9,000	9,587
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,402
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,591
5% 10/1/15	6,505	7,267
Series 2010 C:
4% 10/1/15	3,200	3,486
5% 10/1/16	1,250	1,423
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,274
5% 10/1/15	4,535	5,067
Series 2010 A, 5% 10/1/15	1,185	1,344
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	2,993
Series 2010 B, 5% 9/15/15	19,080	21,742
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,930
Series 2010 A, 5% 8/1/17	3,290	3,786
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,218
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	539
5% 1/15/17	1,000	1,064
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,738
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	4,100	4,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	$ 1,950	$ 2,057
5% 12/1/13	875	934
5% 12/1/14	2,275	2,442
		112,924
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	995
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,131
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,858
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,840
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	425
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,054
		21,303
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,700
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	5,300	5,288
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,015
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,062
5% 3/15/14	595	639
5% 3/15/15	2,500	2,704
5% 3/15/16	1,750	1,896
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,063
		20,367
Pennsylvania - 4.4%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,407
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Arpt. Auth. Rev. Series A: - continued
5% 1/1/15 (FSA Insured) (e)	$ 1,000	$ 1,041
5% 1/1/16 (FSA Insured) (e)	1,000	1,037
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,300	1,327
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,979
Series 2008 B, 5% 6/15/14	1,385	1,510
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,476
5% 8/15/14	1,955	2,140
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,870
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,081
5% 7/1/17	1,255	1,344
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,359
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,960
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,140
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,249
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,643
5% 8/1/12 (FSA Insured)	5,000	5,257
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,840
5% 12/15/15 (FSA Insured)	5,000	5,488
5% 12/15/16 (FSA Insured)	7,275	8,037
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,520
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,181
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2010 C:
5% 9/1/15	$ 13,200	$ 14,477
5% 9/1/16	13,610	14,934
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,488
5% 6/15/16	6,000	6,608
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (Assured Guaranty Corp. Insured)	4,580	4,998
5% 2/1/16 (Assured Guaranty Corp. Insured)	5,620	6,140
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,339
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,691
Series 2010 A:
4% 9/1/15 (Assured Guaranty Corp. Insured)	1,450	1,554
5% 9/1/16 (Assured Guaranty Corp. Insured)	1,685	1,890
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,672
5% 11/15/14	4,690	5,144
5% 11/15/15	2,420	2,671
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,317
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (f)	2,355	2,302
		172,656
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/11	1,040	1,076
5% 12/1/12	1,000	1,054
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,847
Series Q, 5% 6/1/11	4,825	4,898
		12,875
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	$ 2,010	$ 2,245
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,442
		12,098
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,170
5% 2/1/17	2,300	2,473
		4,643
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	688
5% 9/1/15	680	751
5% 9/1/16	500	550
5% 9/1/17	490	533
		2,522
Tennessee - 0.5%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (f)	2,005	2,042
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,061
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,633
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,839
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,030
5% 7/1/17	1,100	1,225
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,445
		17,275
Texas - 6.6%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	$ 1,420	$ 1,492
Series 2006 B:
6% 1/1/12	500	513
6% 1/1/13	1,270	1,322
Austin Elec. Util. Sys. Rev.:
Series 2007, 5% 11/15/11 (FSA Insured)	4,000	4,153
Series A, 5% 11/15/15	1,000	1,131
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,684
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,557
Birdville Independent School District 0% 2/15/11	5,000	4,997
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,470
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,015
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,537
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,148
Corpus Christi Independent School District 4% 8/15/14	10,140	11,009
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,090
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,770
5% 11/1/15	5,000	5,603
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,140
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,574
Series 2009, 5% 2/15/16	3,690	4,229
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,543
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,467
Series 2009:
5% 2/15/15	1,520	1,714
5% 2/15/16	1,375	1,570
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,069
5% 11/15/14	1,000	1,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A: - continued
5% 11/15/16	$ 500	$ 562
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,097
5% 8/15/14	1,075	1,198
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	2,070	2,282
5% 7/1/16	1,080	1,198
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,070
5.25% 4/15/12 (FSA Insured)	2,000	2,112
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,201
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,750
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,125
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,951
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	5,100	5,175
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,610
Humble Independent School District Series 2009, 4% 2/15/13	400	423
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,387
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,104
Keller Independent School District 5% 2/15/14	3,750	4,143
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,544
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,144
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,343
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,601
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,125	2,368
5% 5/15/16	2,360	2,649
5% 5/15/17	2,805	3,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	$ 3,140	$ 3,506
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,478
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,998
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,260
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,009
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,280
Northside Independent School District Bonds:
Series 2009, 2.1%, tender 6/1/11 (b)	4,900	4,922
1.5%, tender 8/1/12 (b)	12,500	12,578
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,620
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,779
5% 2/15/16	2,000	2,237
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,588
Spring Branch Independent School District Series 2001:
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,700	1,706
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,090	1,094
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,722
5% 11/15/12	1,950	2,089
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,400
Texas Gen. Oblig. 0% 10/1/13	6,500	6,197
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,075
5% 9/1/15	835	937
5% 9/1/16	750	841
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,555
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,908
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	$ 1,250	$ 1,256
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2009, 5%, tender 2/15/11 (b)	3,200	3,211
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,216
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,849
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,035
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,261
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,348
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,699
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,109
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (f)	15,000	16,481
		257,250
Utah - 0.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,762
0% 10/1/12 (AMBAC Insured)	3,800	3,701
0% 10/1/13 (AMBAC Insured)	3,760	3,556
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,729
		12,748
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,392
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,395
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	5,868
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,840
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 8,000	$ 8,639
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,888
		18,235
Washington - 1.1%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,214
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,680
5.25% 1/1/11 (FSA Insured)	1,935	1,935
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,474
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,280
5% 12/1/17	2,950	3,371
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,771
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,708
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,640	3,832
Series 2010 C:
5% 2/1/16 (e)	2,000	2,184
5% 2/1/17 (e)	2,500	2,715
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,287
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,933
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,020
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,145
5% 8/15/14	2,000	2,163
		43,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 1.4%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	$ 1,720	$ 1,851
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,169
Series 2009 C, 4% 5/1/14	3,365	3,643
Series 2010 1:
5% 5/1/14	5,750	6,412
5% 5/1/15	8,005	9,073
5% 5/1/16	10,000	11,464
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,241
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,550
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	896
(Mercy Alliance, Inc. Proj.) Series 2010 A, 3% 6/1/11	1,250	1,257
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,083
5% 12/15/15	1,105	1,208
5% 12/15/16	1,440	1,572
5% 12/15/17	1,540	1,658
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,016
Series 2006 A, 5% 8/15/11	1,315	1,331
		52,424
TOTAL MUNICIPAL BONDS (Cost $3,379,904)		3,439,318
Municipal Notes - 5.7%

Arizona - 0.4%
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	16,935	16,935
Florida - 0.7%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,870
North Broward Hosp. District Rev. Series 2005 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	18,500	18,500
		26,370
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.4%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	$ 17,620	$ 17,620
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3605, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	22,495	22,495
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	11,000	11,000
New York - 2.4%
Nassau Health Care Corp. Rev. Series 2009 B1, 0.28%, LOC TD Banknorth, NA, VRDN (b)	13,000	13,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	15,235	15,235
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.33% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,355	17,355
Series 2008 B7V, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	12,600	12,600
Series 2008 BAV, 0.33% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	22,730	22,730
Suffolk County Wtr. Auth. Series 2008, 0.29% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (b)	11,300	11,300
		92,220
Pennsylvania - 0.9%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) 2.25% tender 4/1/11, CP mode	15,000	15,070
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	22,500	22,500
		37,570
TOTAL MUNICIPAL NOTES (Cost $223,870)		224,210
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.33% (c)(d) (Cost $134,518)	134,517,900	$ 134,518
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $3,738,292)		3,798,046
NET OTHER ASSETS (LIABILITIES) - 2.7%		103,901
NET ASSETS - 100%		$ 3,901,947
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 474
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,663,528	$ -	$ 3,663,528	$ -
Money Market Funds	134,518	134,518	-	-
Total Investments in Securities:	$ 3,798,046	$ 134,518	$ 3,663,528	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.8%
Special Tax	13.5%
Health Care	12.0%
Electric Utilities	11.4%
Transportation	5.4%
Others* (Individually Less Than 5%)	21.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,603,774)	$ 3,663,528
Fidelity Central Funds (cost $134,518)	134,518
Total Investments (cost $3,738,292)		$ 3,798,046
Cash		70,679
Receivable for fund shares sold		4,487
Interest receivable		41,691
Distributions receivable from Fidelity Central Funds		42
Prepaid expenses		10
Other receivables		20
Total assets		3,914,975

Liabilities
Payable for fund shares redeemed	$ 9,032
Distributions payable	1,818
Accrued management fee	1,231
Distribution and service plan fees payable	118
Other affiliated payables	731
Other payables and accrued expenses	98
Total liabilities		13,028

Net Assets		$ 3,901,947
Net Assets consist of:
Paid in capital		$ 3,841,591
Distributions in excess of net investment income		(79)
Accumulated undistributed net realized gain (loss) on investments		681
Net unrealized appreciation (depreciation) on investments		59,754
Net Assets		$ 3,901,947

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2010
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($200,152 ÷ 18,847.0 shares)	$ 10.62

Maximum offering price per share (100/97.25 of $10.62)	$ 10.92
Class T: Net Asset Value and redemption price per share ($24,276 ÷ 2,289.7 shares)	$ 10.60

Maximum offering price per share (100/97.25 of $10.60)	$ 10.90
Class B: Net Asset Value and offering price per share ($2,488 ÷ 234.4 shares)A	$ 10.61

Class C: Net Asset Value and offering price per share ($76,888 ÷ 7,252.8 shares)A	$ 10.60

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,456,311 ÷ 325,988.3 shares)	$ 10.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($141,832 ÷ 13,370.4 shares)	$ 10.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2010

Investment Income
Interest		$ 107,875
Income from Fidelity Central Funds		474
Total income		108,349

Expenses
Management fee	$ 14,592
Transfer agent fees	3,618
Distribution and service plan fees	1,354
Accounting fees and expenses	617
Custodian fees and expenses	54
Independent trustees' compensation	14
Registration fees	353
Audit	54
Legal	15
Miscellaneous	43
Total expenses before reductions	20,714
Expense reductions	(222)	20,492
Net investment income		87,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,561
Change in net unrealized appreciation (depreciation) on investment securities		(16,570)
Net gain (loss)		(12,009)
Net increase (decrease) in net assets resulting from operations		$ 75,848

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 87,857	$ 72,308
Net realized gain (loss)	4,561	749
Change in net unrealized appreciation (depreciation)	(16,570)	66,473
Net increase (decrease) in net assets resulting from operations	75,848	139,530
Distributions to shareholders from net investment income	(87,839)	(72,293)
Distributions to shareholders from net realized gain	(1,494)	-
Total distributions	(89,333)	(72,293)
Share transactions - net increase (decrease)	419,774	1,429,938
Redemption fees	105	107
Total increase (decrease) in net assets	406,394	1,497,282

Net Assets
Beginning of period	3,495,553	1,998,271
End of period (including distributions in excess of net investment income of $79 and distributions in excess of net investment income of $70, respectively)	$ 3,901,947	$ 3,495,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Income from Investment Operations
Net investment incomeC	.209	.254	.298	.302	.292
Net realized and unrealized gain (loss)	(.016)	.294	.021	.118	(.001)
Total from investment operations	.193	.548	.319	.420	.291
Distributions from net investment income	(.209)	(.258)	(.300)	(.300)	(.291)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.213)	(.258)	(.300)	(.300)	(.291)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21
Total ReturnA,B	1.81%	5.34%	3.13%	4.19%	2.89%
Ratios to Average Net AssetsD.F
Expenses before reductions	.78%	.79%	.75%	.71%	.65%
Expenses net of fee waivers, if any	.78%	.78%	.75%	.71%	.65%
Expenses net of all reductions	.77%	.78%	.72%	.64%	.56%
Net investment income	1.95%	2.41%	2.90%	2.95%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$ 200	$ 169	$ 58	$ 12	$ 10
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment incomeC	.211	.255	.300	.297	.281
Net realized and unrealized gain (loss)	(.026)	.294	.029	.120	(.011)
Total from investment operations	.185	.549	.329	.417	.270
Distributions from net investment income	(.211)	(.259)	(.300)	(.297)	(.280)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.215)	(.259)	(.300)	(.297)	(.280)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total ReturnA,B	1.74%	5.36%	3.24%	4.17%	2.69%
Ratios to Average Net AssetsD,F
Expenses before reductions	.76%	.77%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.76%	.77%	.74%	.74%	.75%
Expenses net of all reductions	.75%	.77%	.72%	.69%	.66%
Net investment income	1.97%	2.42%	2.90%	2.91%	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 23	$ 15	$ 10	$ 13
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Income from Investment Operations
Net investment incomeC	.139	.186	.230	.228	.215
Net realized and unrealized gain (loss)	(.026)	.293	.029	.121	(.012)
Total from investment operations	.113	.479	.259	.349	.203
Distributions from net investment income	(.139)	(.189)	(.230)	(.229)	(.213)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.143)	(.189)	(.230)	(.229)	(.213)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20
Total ReturnA,B	1.06%	4.66%	2.54%	3.47%	2.02%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.44%	1.46%	1.43%	1.41%	1.41%
Expenses net of fee waivers, if any	1.43%	1.43%	1.43%	1.41%	1.41%
Expenses net of all reductions	1.42%	1.43%	1.40%	1.36%	1.31%
Net investment income	1.30%	1.77%	2.22%	2.23%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 2	$ 1	$ 2
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment incomeC	.129	.175	.220	.219	.204
Net realized and unrealized gain (loss)	(.026)	.303	.020	.120	(.011)
Total from investment operations	.103	.478	.240	.339	.193
Distributions from net investment income	(.129)	(.178)	(.221)	(.219)	(.203)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.133)	(.178)	(.221)	(.219)	(.203)
Redemption fees added to paid in capitalC	-G	-G	.001	-G	-G
Net asset value, end of period	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19
Total ReturnA,B	.96%	4.66%	2.35%	3.37%	1.92%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.52%	1.53%	1.48%	1.45%	1.41%
Net investment income	1.20%	1.67%	2.14%	2.14%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 56	$ 20	$ 6	$ 7
Portfolio turnover rateE	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment incomeB	.240	.284	.326	.323	.307
Net realized and unrealized gain (loss)	(.026)	.293	.029	.120	(.010)
Total from investment operations	.214	.577	.355	.443	.297
Distributions from net investment income	(.240)	(.287)	(.326)	(.323)	(.307)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.244)	(.287)	(.326)	(.323)	(.307)
Redemption fees added to paid in capitalB	-F	-F	.001	-F	-F
Net asset value, end of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total ReturnA	2.02%	5.64%	3.50%	4.43%	2.95%
Ratios to Average Net AssetsC,E
Expenses before reductions	.48%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.48%	.50%	.47%	.43%	.41%
Net investment income	2.24%	2.69%	3.15%	3.17%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 3,456	$ 3,153	$ 1,870	$ 1,650	$ 1,485
Portfolio turnover rateD	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Income from Investment Operations
Net investment incomeB	.235	.281	.321	.320	.306
Net realized and unrealized gain (loss)	(.015)	.293	.022	.120	-F
Total from investment operations	.220	.574	.343	.440	.306
Distributions from net investment income	(.236)	(.284)	(.324)	(.320)	(.306)
Distributions from net realized gain	(.004)	-	-	-	-
Total distributions	(.240)	(.284)	(.324)	(.320)	(.306)
Redemption fees added to paid in capitalB	-F	-F	.001	-F	-F
Net asset value, end of period	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20
Total ReturnA	2.07%	5.61%	3.38%	4.39%	3.05%
Ratios to Average Net AssetsC,E
Expenses before reductions	.53%	.55%	.51%	.52%	.50%
Expenses net of fee waivers, if any	.53%	.53%	.51%	.52%	.50%
Expenses net of all reductions	.52%	.53%	.49%	.45%	.41%
Net investment income	2.20%	2.66%	3.13%	3.14%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 142	$ 92	$ 32	$ 5	$ 3
Portfolio turnover rateD	15%	8%	20%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010, for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,652
Gross unrealized depreciation	(11,886)
Net unrealized appreciation (depreciation)	$ 59,766

Tax Cost	$ 3,738,280

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 681
Net unrealized appreciation (depreciation)	$ 59,766

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Tax-exempt Income	87,839	72,293
Long-term Capital Gains	1,494	-
Total	$ 89,333	$ 72,293

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,007,622 and $495,839, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 551	$ 87
Class T	-%	.25%	60	-
Class B	.65%	.25%	26	18
Class C	.75%	.25%	717	405
			$ 1,354	$ 510

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 79
Class T	5
Class B*	6
Class C*	32
$ 122

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 291.13
Class T	26.11
Class B	4.14
Class C	92.13
Short-Intermediate Municipal Income	3,047.09
Institutional Class	158.13
	$ 3,618

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.43%	-*

* Amount of reimbursement totaled One hundred ninety-nine dollars.

Effective March 1, 2011 the expense limitation will be eliminated.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $54 and 168, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 4,283	$ 2,644
Class T	469	507
Class B	37	49
Class C	856	585
Short-Intermediate Municipal Income	79,576	66,990
Institutional Class	2,618	1,518
Total	$ 87,839	$ 72,293
From net realized gain
Class A	$ 83	$ -
Class T	9	-
Class B	1	-
Class C	29	-
Short-Intermediate Municipal Income	1,318	-
Institutional Class	54	-
Total	$ 1,494	$ -

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	15,494	13,598	$ 165,921	$ 143,697
Reinvestment of distributions	294	193	3,153	2,042
Shares redeemed	(12,806)	(3,555)	(137,046)	(37,636)
Net increase (decrease)	2,982	10,236	$ 32,028	$ 108,103
Class T
Shares sold	579	1,653	$ 6,203	$ 17,401
Reinvestment of distributions	32	35	346	369
Shares redeemed	(500)	(970)	(5,341)	(10,233)
Net increase (decrease)	111	718	$ 1,208	$ 7,537
Class B
Shares sold	66	196	$ 702	$ 2,063
Reinvestment of distributions	2	3	26	33
Shares redeemed	(117)	(107)	(1,248)	(1,133)
Net increase (decrease)	(49)	92	$ (520)	$ 963
Class C
Shares sold	3,620	3,929	$ 38,700	$ 41,448
Reinvestment of distributions	60	38	637	401
Shares redeemed	(1,682)	(686)	(17,979)	(7,231)
Net increase (decrease)	1,998	3,281	$ 21,358	$ 34,618
Short-Intermediate Municipal Income
Shares sold	146,127	190,743	$ 1,562,445	$ 2,011,500
Reinvestment of distributions	5,652	4,558	60,463	48,110
Shares redeemed	(122,431)	(79,620)	(1,307,777)	(839,418)
Net increase (decrease)	29,348	115,681	$ 315,131	$ 1,220,192
Institutional Class
Shares sold	11,870	8,441	$ 126,978	$ 89,141
Reinvestment of distributions	94	72	1,007	757
Shares redeemed	(7,242)	(2,973)	(77,416)	(31,373)
Net increase (decrease)	4,722	5,540	$ 50,569	$ 58,525

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities as follows:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/07/2011	02/04/2011	$0.002

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 3.44% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $2,941,950, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 20% means that 80% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class B, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of each of Class A, Class T, and Class C ranked above its competitive median for 2009. The Board noted that funds and classes in the Total Mapped Group that have a similar sales load structure to each of Class T and Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, each of Class T and Class C ranked below the median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTMI-UANN-0211
1.796657.107

Item 2. Code of Ethics

As of the end of the period, December 31, 2010, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, Fidelity Municipal Income Fund, Fidelity Ohio Municipal Income Fund, Fidelity Pennsylvania Municipal Income Fund and Fidelity Short-Intermediate Municipal Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Income Fund	$44,000	$-	$2,200	$2,100
Fidelity Minnesota Municipal Income Fund	$44,000	$-	$2,200	$2,000
Fidelity Municipal Income Fund	$66,000	$-	$2,200	$4,800
Fidelity Ohio Municipal Income Fund	$44,000	$-	$2,200	$2,100
Fidelity Pennsylvania Municipal Income Fund	$44,000	$-	$2,200	$2,000
Fidelity Short-Intermediate Municipal Income Fund	$48,000	$-	$2,200	$3,800

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Income Fund	$44,000	$-	$2,200	$1,700
Fidelity Minnesota Municipal Income Fund	$44,000	$-	$2,200	$1,600
Fidelity Municipal Income Fund	$68,000	$-	$2,200	$4,800
Fidelity Ohio Municipal Income Fund	$44,000	$-	$2,200	$1,600
Fidelity Pennsylvania Municipal Income Fund	$44,000	$-	$2,200	$1,600
Fidelity Short-Intermediate Municipal Income Fund	$48,000	$-	$2,200	$3,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2010A	December 31, 2009A
Audit-Related Fees	$2,505,000	$2,655,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2010 A	December 31, 2009 A
PwC	$5,040,000	$4,570,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2011